As filed with the Securities and Exchange Commission on July 6, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-07168)

Hennessy Funds Trust
 (Exact name of registrant as specified in charter)

7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Address of principal executive offices) (Zip code)

Neil J. Hennessy
7250 Redwood Blvd., Suite 200
Novato, CA 94945
 (Name and address of agent for service)

800-966-4354
Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  April 30, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY CORNERSTONE
GROWTH FUND

Investor Class  HFCGX
Institutional Class  HICGX

hennessyfunds.com  |  1-800-966-4354

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Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	18
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Quarterly Schedule of Investments	28
Important Notice Regarding Delivery of Shareholder Documents	28
Board Approval of Investment Advisory Agreement	29

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone Growth Fund –
Investor Class (HFCGX)	-2.69%	13.80%	11.19%	5.88%
Hennessy Cornerstone Growth Fund –
Institutional Class (HICGX)	-2.54%	14.14%	11.51%	6.20%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

Expense ratios:  1.30% (Investor Class); 0.97% (Institutional Class)

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell 2000® Index is an index commonly used to measure the performance of U.S. small-capitalization stocks.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY CORNERSTONE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Enova International, Inc.	2.57%
Comtech Telecommunications Corp.	2.57%
Insperity, Inc.	2.42%
Providence Service Corp.	2.34%
AMN Healthcare Services, Inc.	2.30%
Crocs, Inc.	2.30%
Boot Barn Holdings, Inc.	2.26%
Marathon Petroleum Corp.	2.22%
Burlington Stores, Inc.	2.21%
Penn National Gaming, Inc.	2.19%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

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COMMON STOCKS – 98.25%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 34.19%
Best Buy Co., Inc.	56,000	$4,285,680	2.12%
Boot Barn Holdings, Inc. (a)	233,600	4,571,552	2.26%
Burlington Stores, Inc. (a)	32,800	4,455,880	2.21%
Callaway Golf Co.	253,900	4,382,314	2.17%
Conn’s, Inc. (a)	127,700	3,256,350	1.61%
Crocs, Inc. (a)	294,900	4,659,420	2.30%
Dollar Tree, Inc. (a)	37,500	3,595,875	1.78%
Fiat Chrysler Automobiles N.V. (a)(b)	180,300	3,935,949	1.95%
KB Home	129,700	3,443,535	1.70%
Kohl’s Corp.	62,500	3,882,500	1.92%
Lear Corp.	20,700	3,870,279	1.92%
Live Nation Entertainment, Inc. (a)	83,700	3,303,639	1.64%
Penn National Gaming, Inc. (a)	146,000	4,425,260	2.19%
Qurate Retail, Inc. QVC Group (a)	140,800	3,296,128	1.63%
Regis Corp. (a)	241,300	3,769,106	1.87%
Sleep Number Corp. (a)	109,900	3,114,566	1.54%
The Children’s Place, Inc.	27,400	3,494,870	1.73%
Vipshop Holdings Ltd. – ADR (a)(b)	215,700	3,339,036	1.65%
		69,081,939	34.19%

Consumer Staples – 3.80%
Nomad Foods Ltd. (a)(b)	235,200	3,878,448	1.92%
Sprouts Farmers Market, Inc. (a)	151,800	3,799,554	1.88%
		7,678,002	3.80%

Energy – 4.32%
CVR Energy, Inc.	122,700	4,233,150	2.10%
Marathon Petroleum Corp.	59,900	4,487,109	2.22%
		8,720,259	4.32%

Financials – 13.72%
Enova International, Inc. (a)	177,500	5,200,750	2.57%
EZCORP, Inc., Class A (a)	300,500	4,116,850	2.04%
First American Financial Corp.	69,400	3,547,034	1.76%
LPL Financial Holdings, Inc.	62,700	3,797,739	1.88%
PennyMac Financial Services, Inc., Class A (a)	161,900	3,335,140	1.65%
Progressive Corp.	69,400	4,184,126	2.07%

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
The Carlyle Group LP	172,400	$3,534,200	1.75%
		27,715,839	13.72%

Health Care – 10.83%
AMN Healthcare Services, Inc. (a)	69,700	4,659,445	2.30%
Anthem, Inc.	17,100	4,035,429	2.00%
Centene Corp. (a)	39,600	4,299,768	2.13%
Providence Service Corp. (a)	62,300	4,727,324	2.34%
UnitedHealth Group, Inc.	17,600	4,160,640	2.06%
		21,882,606	10.83%

Industrials – 15.43%
CBIZ, Inc. (a)	221,000	4,110,600	2.03%
CNH Industrial N.V. (b)	281,100	3,443,475	1.70%
Insperity, Inc.	60,800	4,879,200	2.42%
MasTec, Inc. (a)	78,300	3,445,200	1.71%
Saia, Inc. (a)	54,400	3,593,120	1.78%
SPX FLOW, Inc. (a)	83,700	3,766,500	1.86%
Titan Machinery, Inc. (a)	198,700	3,838,884	1.90%
XPO Logistics, Inc. (a)	42,200	4,100,152	2.03%
		31,177,131	15.43%

Information Technology – 4.73%
Comtech Telecommunications Corp.	169,600	5,188,064	2.57%
Mantech International Corp., Class A	74,000	4,372,660	2.16%
		9,560,724	4.73%

Materials – 11.23%
Alcoa Corp. (a)	83,400	4,270,080	2.11%
Boise Cascade Co.	91,300	3,798,080	1.88%
Constellium N.V., Class A (a)(b)	325,100	3,689,885	1.83%
Huntsman Corp.	118,100	3,515,837	1.74%
Schnitzer Steel Industries, Inc., Class A	113,200	3,333,740	1.65%
Verso Corp. (a)	226,300	4,086,978	2.02%
		22,694,600	11.23%

Total Common Stocks
(Cost $197,555,038)		198,511,100	98.25%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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RIGHTS – 0.00%	Number		% of
	of Shares	Value	Net Assets
Health Care – 0.00%
Forest Laboratories, Inc. (a)(c)	5,500	$55	0.00%

Total Rights
(Cost $0)		55	0.00%

SHORT-TERM INVESTMENTS – 1.96%

Money Market Funds – 1.96%
Fidelity Government Portfolio, Institutional Class, 1.58% (d)	3,966,017	3,966,017	1.96%

Total Short-Term Investments
(Cost $3,966,017)		3,966,017	1.96%

Total Investments
(Cost $201,521,055) – 100.21%		202,477,172	100.21%
Liabilities in Excess of Other Assets – (0.21)%		(433,284)	(0.21)%

TOTAL NET ASSETS – 100.00%		$202,043,888	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation
(c)	Security is fair valued in good faith and is deemed a Level 3 investment because it is valued using significant unobservable inputs..
(d)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3		Total
Consumer Discretionary	$69,081,939	$—	$—		$69,081,939
Consumer Staples	7,678,002	—	—		7,678,002
Energy	8,720,259	—	—		8,720,259
Financials	27,715,839	—	—		27,715,839
Health Care	21,882,606	—	—		21,882,606
Industrials	31,177,131	—	—		31,177,131
Information Technology	9,560,724	—	—		9,560,724
Materials	22,694,600	—	—		22,694,600
Total Common Stocks	$198,511,100	$—	$—		$198,511,100
Rights
Health Care	$—	$—	$55	*	$55
Total Rights	$—	$—	$55		$55
Short-Term Investments
Money Market Funds	$3,966,017	$—	$—		$3,966,017
Total Short-Term Investments	$3,966,017	$—	$—		$3,966,017
Total Investments	$202,477,117	$—	$55		$202,477,172

* Acquired in merger.

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights
Balance as of October 31, 2017	$55
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
(Sales)	—
Transfer in and/or out of Level 3	—
Balance as of April 30, 2018	$55

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at April 30, 2018	$—

The Level 3 investments as of April 30, 2018, represented 0.00% of net assets and did not warrant a disclosure of significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $201,521,055)	$202,477,172
Dividends and interest receivable	63,509
Receivable for fund shares sold	4,825
Prepaid expenses and other assets	31,433
Total Assets	202,576,939

LIABILITIES:
Payable for fund shares redeemed	175,438
Payable to advisor	123,561
Payable to administrator	32,915
Payable to auditor	9,721
Accrued distribution fees	126,138
Accrued service fees	14,770
Accrued trustees fees	5,070
Accrued expenses and other payables	45,438
Total Liabilities	533,051
NET ASSETS	$202,043,888

NET ASSETS CONSIST OF:
Capital stock	$175,246,176
Accumulated net investment loss	(1,542,624)
Accumulated net realized gain on investments	27,384,911
Unrealized net appreciation on investments	955,425
Total Net Assets	$202,043,888

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$178,711,891
Shares issued and outstanding	7,604,472
Net asset value, offering price and redemption price per share	$23.50

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$23,331,997
Shares issued and outstanding	963,653
Net asset value, offering price and redemption price per share	$24.21

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$569,749
Interest income	26,769
Total investment income	596,518

EXPENSES:
Investment advisory fees (See Note 5)	788,303
Sub-transfer agent expenses – Investor Class (See Note 5)	139,929
Sub-transfer agent expenses – Institutional Class (See Note 5)	7,945
Distribution fees – Investor Class (See Note 5)	139,929
Administration, fund accounting, custody and transfer agent fees (See Note 5)	100,198
Service fees – Investor Class (See Note 5)	93,286
Federal and state registration fees	16,990
Compliance expense (See Note 5)	14,628
Reports to shareholders	12,447
Audit fees	10,969
Trustees’ fees and expenses	9,377
Interest expense (See Note 7)	355
Other expenses	7,937
Total expenses	1,342,293
NET INVESTMENT LOSS	$(745,775)

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$27,387,007
Net change in unrealized appreciation on investments	(32,414,086)
Net loss on investments	(5,027,079)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,772,854)

(1)	Net of foreign taxes withheld and issuance fees of $11,564.

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(745,775)	$(615,891)
Net realized gain on investments	27,387,007	25,408,962
Net change in unrealized appreciation on investments	(32,414,086)	26,412,588
Net increase (decrease) in net assets
resulting from operations	(5,772,854)	51,205,659

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	2,087,487	5,154,765
Proceeds from shares subscribed – Institutional Class	817,261	6,572,602
Cost of shares redeemed – Investor Class	(15,462,705)	(37,414,723)
Cost of shares redeemed – Institutional Class	(8,486,489)	(7,012,794)
Net decrease in net assets derived
from capital share transactions	(21,044,446)	(32,700,150)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(26,817,300)	18,505,509

NET ASSETS:
Beginning of period	228,861,188	210,355,679
End of period	$202,043,888	$228,861,188
Undistributed net investment loss, end of period	$(1,542,624)	$(796,849)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	87,289	233,860
Shares sold – Institutional Class	32,627	279,691
Shares redeemed – Investor Class	(646,541)	(1,795,884)
Shares redeemed – Institutional Class	(342,548)	(328,917)
Net decrease in shares outstanding	(869,173)	(1,611,250)

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.16

Income from investment operations:
Net investment income (loss)	(0.10)
Net realized and unrealized gains (losses) on investments	(0.56)
Total from investment operations	(0.66)

Less distributions:
Dividends from net investment income	—
Total distributions	—
Net asset value, end of period	$23.50

TOTAL RETURN	(2.69	)%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$178.71
Ratio of expenses to average net assets	1.30	%(2)
Ratio of net investment income (loss) to average net assets	(0.74	)%(2)
Portfolio turnover rate(3)	93	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$18.98	$20.00	$18.68	$15.65	$12.38

(0.09)	(0.02)	0.06	(0.04)	(0.11)
5.27	(0.98)	1.26	3.07	3.38
5.18	(1.00)	1.32	3.03	3.27

—	(0.02)	—	—	—
—	(0.02)	—	—	—
$24.16	$18.98	$20.00	$18.68	$15.65

27.29%	(5.00)%	7.07%	19.36%	26.41%

$197.22	$184.61	$248.74	$227.68	$220.83
1.30%	1.32%	1.15%	1.23%	1.29%
(0.33)%	(0.18)%	0.30%	(0.17)%	(0.26)%
98%	97%	102%	84%	105%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.85

Income from investment operations:
Net investment income (loss)	0.08
Net realized and unrealized gains (losses) on investments	(0.72)
Total from investment operations	(0.64)

Less distributions:
Dividends from net investment income	—
Total distributions	—
Net asset value, end of period	$24.21

TOTAL RETURN	(2.54	)%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.33
Ratio of expenses to average net assets:
Before expense reimbursement	0.96	%(2)
After expense reimbursement	0.96	%(2)
Ratio of net investment loss to average net assets:
Before expense reimbursement	(0.41	)%(2)
After expense reimbursement	(0.41	)%(2)
Portfolio turnover rate(3)	93	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$19.46	$20.47	$19.08	$15.94	$12.57

0.01	0.17	0.03	0.06	0.01
5.38	(1.13)	1.36	3.08	3.36
5.39	(0.96)	1.39	3.14	3.37

—	(0.05)	—	—	—
—	(0.05)	—	—	—
$24.85	$19.46	$20.47	$19.08	$15.94

27.70%	(4.69)%	7.29%	19.70%	26.81%

$31.65	$25.74	$38.96	$25.54	$26.23

0.97%	0.98%	0.99%	1.03%	1.11%
0.97%	0.98%	0.99%	0.98%	0.98%

(0.00)%	0.14%	0.51%	0.03%	(0.01)%
(0.00)%	0.14%	0.51%	0.08%	0.12%
98%	97%	102%	84%	105%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Growth Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

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Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

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NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $195,462,565 and $212,458,167, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As

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compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

In the past, the Advisor had contractually agreed to waive its fees and absorb expenses to the extent that total annual operating expenses exceeded 0.98% of the Fund’s net assets for Institutional Class shares of the Fund (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items). The expense limitation agreement was terminated by the Board as of February 28, 2015.

For a period of three years after the year in which the Advisor waived or reimbursed expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses. As of April 30, 2018, cumulative expenses subject to potential recovery under the aforementioned conditions were $1,023 for Institutional Class shares, which will expire on October 31, 2018.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants,

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NOTES TO THE FINANCIAL STATEMENTS

and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund had an outstanding average daily balance and a weighted average interest rate of $15,691 and 4.50%, respectively. The interest expensed by the Fund during the six months ended April 30, 2018, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $838,000. As of April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

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8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$195,261,730
Gross tax unrealized appreciation	$47,139,153
Gross tax unrealized depreciation	(13,771,738)
Net tax unrealized appreciation	$33,367,415
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated loss	$(796,849)
Total accumulated gain	$32,570,566

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to partnership adjustments.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

During fiscal year 2017, the Fund’s most recent fiscal year, the capital losses utilized by the Fund were $25,411,058 and capital losses expired were $81,285,880.

Capital losses sustained in fiscal year 2012 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late-year ordinary loss of $796,849. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the Fund did not pay any distributions.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.] The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$ 973.10	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51

Institutional Class
Actual	$1,000.00	$ 974.60	$4.70
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

(1)
Expenses are equal to the Fund’s expense ratio of 1.30% for Investor Class shares or 0.96% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

HENNESSY FUNDS	1-800-966-4354

31

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT
APRIL 30, 2018

HENNESSY FOCUS FUND

Investor Class  HFCSX
Institutional Class  HFCIX

hennessyfunds.com | 1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Important Notice Regarding Delivery of Shareholder Documents	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Focus Fund –
Investor Class (HFCSX)	1.41%	11.32%	10.90%	10.79%
Hennessy Focus Fund –
Institutional Class (HFCIX)(2)	1.59%	11.72%	11.29%	11.17%
Russell 3000® Index	3.79%	13.05%	12.75%	9.13%
Russell Mid Cap® Growth Index	5.16%	16.87%	12.76%	9.74%

Expense ratios:  1.50% (Investor Class); 1.12% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is May 30, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are higher than those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Focus Fund.

The Russell 3000® Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  The Russell Midcap® Growth Index is an unmanaged index commonly used to measure the performance of U.S. medium-capitalization growth stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY FOCUS FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
American Tower Corp., Class A	11.31%
Markel Corp.	9.42%
The Charles Schwab Corp.	8.67%
O’Reilly Automotive, Inc.	8.34%
CarMax, Inc.	7.16%
Brookfield Asset Management, Inc.	6.96%
Hexcel Corp.	6.66%
Aon PLC	6.49%
Twenty First Century Fox, Inc.	5.43%
American Woodmark Corp.	4.29%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 76.52%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 25.28%
CarMax, Inc. (a)	2,962,712	$185,169,500	7.16%
NVR, Inc. (a)	33,974	105,319,400	4.07%
O’Reilly Automotive, Inc. (a)	842,815	215,819,637	8.34%
Penn National Gaming, Inc. (a)	238,898	7,240,998	0.28%
Twenty First Century Fox, Inc.	3,837,592	140,302,364	5.43%
		653,851,899	25.28%

Financials – 29.55%
Aon PLC (b)	1,179,036	167,977,259	6.49%
Encore Capital Group, Inc. (a)(d)	2,258,784	100,741,766	3.90%
Markel Corp. (a)	215,672	243,717,987	9.42%
Marlin Business Services Corp. (d)	1,010,273	27,681,480	1.07%
The Charles Schwab Corp.	4,029,065	224,338,339	8.67%
		764,456,831	29.55%

Health Care – 1.64%
Henry Schein, Inc. (a)	558,796	42,468,496	1.64%

Industrials – 13.08%
American Woodmark Corp. (a)(d)	1,350,360	110,999,592	4.29%
Ametek, Inc.	459,822	32,095,576	1.24%
Hexcel Corp.	2,592,037	172,292,699	6.66%
Mistras Group, Inc. (a)	1,171,870	22,816,309	0.89%
		338,204,176	13.08%

Information Technology – 6.97%
Alphabet, Inc., Class A (a)	68,984	70,265,723	2.72%
Alphabet, Inc., Class C (a)	108,017	109,888,935	4.25%
		180,154,658	6.97%
Total Common Stocks
(Cost $912,729,645)		1,979,136,060	76.52%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

REITS – 21.57%	Number		% of
	of Shares	Value	Net Assets
Financials – 21.57%
American Tower Corp., Class A	2,145,080	$292,503,109	11.31%
Brookfield Asset Management, Inc. (b)	4,543,328	180,097,522	6.96%
Gaming and Leisure Properties, Inc.	2,489,361	85,310,401	3.30%
		557,911,032	21.57%
Total REITS
(Cost $320,324,163)		557,911,032	21.57%

SHORT-TERM INVESTMENTS – 1.65%

Money Market Funds – 1.65%
Fidelity Government Portfolio, Institutional Class, 1.58% (c)	42,770,056	42,770,056	1.65%

Total Short-Term Investments
(Cost $42,770,056)		42,770,056	1.65%

Total Investments
(Cost $1,275,823,864) – 99.74%		2,579,817,148	99.74%
Other Assets in Excess of Liabilities – 0.26%		6,795,567	0.26%

TOTAL NET ASSETS – 100.00%		$2,586,612,715	100.00%

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2018.
(d)
Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of the Hennessy Focus Fund, as defined in the Investment Company Act of 1940, as amended, at or during the six-month period ended April 30, 2018. Details of transactions with these affiliated companies for the six-month period ended April 30, 2018, are as follows:

	American	Encore Capital	Marlin Business
Issuer	Woodmark Corp.	Group, Inc.	Services Corp.
Beginning Cost	$54,953,784	$73,525,403	$15,865,289
Purchase Cost	$10,108,023	$—	$—
Sales Cost	$—	$—	$—
Ending Cost	$65,061,807	$73,525,403	$15,865,289
Dividend Income	$—	$—	$282,876
Net Change in
Unrealized Appreciation	$(19,700,104)	$(4,178,750)	$5,556,502
Realized Gain/Loss	$—	$—	$—
Shares	1,350,360	2,258,784	1,010,273
Market Value	$110,999,592	$100,741,766	$27,681,480

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$653,851,899	$—	$—	$653,851,899
Financials	764,456,831	—	—	764,456,831
Health Care	42,468,496	—	—	42,468,496
Industrials	338,204,176	—	—	338,204,176
Information Technology	180,154,658	—	—	180,154,658
Total Common Stocks	$1,979,136,060	$—	$—	$1,979,136,060
REITS
Financials	$557,911,032	$—	$—	$557,911,032
Total REITS	$557,911,032	$—	$—	$557,911,032
Short-Term Investments
Money Market Funds	$42,770,056	$—	$—	$42,770,056
Total Short-Term Investments	$42,770,056	$—	$—	$42,770,056
Total Investments	$2,579,817,148	$—	$—	$2,579,817,148

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost $1,121,371,365)	$2,340,394,310
Investments in affiliated securities, at value (cost $154,452,499)	239,422,838
Total investments in securities, at value (cost $1,275,823,864)	2,579,817,148
Dividends and interest receivable	530,169
Receivable for fund shares sold	1,901,958
Receivable for securities sold	9,581,055
Prepaid expenses and other assets	75,137
Total Assets	2,591,905,467

LIABILITIES:
Payable for fund shares redeemed	2,010,211
Payable to advisor	1,930,064
Payable to administrator	413,170
Payable to auditor	10,258
Accrued distribution fees	281,540
Accrued service fees	128,653
Accrued trustees fees	277
Accrued expenses and other payables	518,579
Total Liabilities	5,292,752
NET ASSETS	$2,586,612,715

NET ASSETS CONSIST OF:
Capital stock	$1,269,048,712
Accumulated net investment loss	(16,408,820)
Accumulated net realized gain on investments	29,979,539
Unrealized net appreciation on investments	1,303,993,284
Total Net Assets	$2,586,612,715

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$1,558,965,276
Shares issued and outstanding	18,104,324
Net asset value, offering price and redemption price per share	$86.11

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$1,027,647,439
Shares issued and outstanding	11,613,994
Net asset value, offering price and redemption price per share	$88.48

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities(1)	$10,660,391
Dividend income from affiliated securities	282,876
Interest income	702,397
Total investment income	11,645,664

EXPENSES:
Investment advisory fees (See Note 5)	12,241,487
Sub-transfer agent expenses – Investor Class (See Note 5)	1,708,150
Sub-transfer agent expenses – Institutional Class (See Note 5)	456,429
Administration, fund accounting, custody and transfer agent fees (See Note 5)	1,279,089
Distribution fees – Investor Class (See Note 5)	1,236,796
Service fees – Investor Class (See Note 5)	824,531
Reports to shareholders	80,335
Federal and state registration fees	36,649
Compliance expense (See Note 5)	14,628
Trustees’ fees and expenses	13,163
Audit fees	10,860
Legal fees	9,260
Other expenses	88,784
Total expenses	18,000,161
NET INVESTMENT LOSS	$(6,354,497)

REALIZED AND UNREALIZED GAINS:
Net realized gain on:
Unaffiliated Investments	$29,979,615
Affiliated Investments	—
Net change in unrealized appreciation on:
Unaffiliated Investments	38,614,783
Affiliated Investments	(18,322,352)
Net gain on investments	50,272,046
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,917,549

(1)	Net of foreign taxes withheld of $197,635.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(6,354,497)	$(9,635,486)
Net realized gain on investments	29,979,615	6,262,037
Net change in unrealized appreciation on investments	20,292,431	477,904,990
Net increase in net assets resulting from operations	43,917,549	474,531,541

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains – Investor Class	(103,968)	—
Net realized gains – Institutional Class	(67,148)	—
Total distributions	(171,116)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	67,357,142	192,418,104
Proceeds from shares subscribed – Institutional Class	107,759,674	329,777,433
Dividends reinvested – Investor Class	102,585	—
Dividends reinvested – Institutional Class	57,674	—
Cost of shares redeemed – Investor Class	(209,551,666)	(448,768,404)
Cost of shares redeemed – Institutional Class	(155,180,417)	(208,168,872)
Net decrease in net assets derived
from capital share transactions	(189,455,008)	(134,741,739)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(145,708,575)	339,789,802

NET ASSETS:
Beginning of period	2,732,321,290	2,392,531,488
End of period	$2,586,612,715	$2,732,321,290
Undistributed net investment loss, end of period	$(16,408,820)	$(10,054,323)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	769,295	2,500,539
Shares sold – Institutional Class	1,198,236	4,162,013
Shares issued to holders as reinvestment
of dividends – Investor Class	1,169	—
Shares issued to holders as reinvestment
of dividends – Institutional Class	641	—
Shares redeemed – Investor Class	(2,390,699)	(5,805,953)
Shares redeemed – Institutional Class	(1,724,145)	(2,633,695)
Net decrease in shares outstanding	(2,145,503)	(1,777,096)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$84.92

Income from investment operations:
Net investment income (loss)	(0.34)
Net realized and unrealized gains (losses) on investments	1.54
Total from investment operations	1.20

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(0.01)
Total distributions	(0.01)
Paid-in capital from redemption fees	—
Net asset value, end of period	$86.11

TOTAL RETURN	1.41	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,558.97
Ratio of expenses to average net assets	1.47	%(3)
Ratio of net investment income (loss) to average net assets	(0.61	)%(3)
Portfolio turnover rate(4)	0	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$70.63	$71.94	$69.46	$63.58	$51.78

(0.51)	(0.45)	(0.33)	0.27	(0.32)
14.80	(0.72)	8.07	6.68	16.44
14.29	(1.17)	7.74	6.95	16.12

—	—	(0.02)	—	—
—	(0.14)	(5.24)	(1.07)	(4.32)
—	(0.14)	(5.26)	(1.07)	(4.32)
—	—	—	0.00 (1)	0.00 (1)
$84.92	$70.63	$71.94	$69.46	$63.58

20.23%	(1.63)%	11.83%	11.05%	33.54%

$1,675.00	$1,626.71	$1,615.36	$1,213.03	$1,139.85
1.48%	1.47%	1.46%	1.41%	1.43%
(0.51)%	(0.65)%	(0.55)%	0.41%	(0.85)%
5%	2%	4%	18%	4%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$87.10

Income from investment operations:
Net investment income (loss)	(0.10)
Net realized and unrealized gains (losses) on investments	1.49
Total from investment operations	1.39

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(0.01)
Total distributions	(0.01)
Net asset value, end of period	$88.48

TOTAL RETURN	1.59	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1,027.65
Ratio of expenses to average net assets	1.10	%(2)
Ratio of net investment income (loss) to average net assets	(0.24	)%(2)
Portfolio turnover rate(3)	0	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$72.17	$73.24	$70.50	$64.32	$52.19

(0.11)	(0.14)	(0.08)	0.35	(0.13)
15.04	(0.79)	8.19	6.90	16.58
14.93	(0.93)	8.11	7.25	16.45

—	—	(0.05)	—	—
—	(0.14)	(5.32)	(1.07)	(4.32)
—	(0.14)	(5.37)	(1.07)	(4.32)
$87.10	$72.17	$73.24	$70.50	$64.32

20.69%	(1.27)%	12.23%	11.40%	33.94%

$1,057.32	$765.82	$520.06	$283.31	$179.89
1.10%	1.10%	1.11%	1.10%	1.13%
(0.13)%	(0.28)%	(0.19)%	0.59%	(0.52)%
5%	2%	4%	18%	4%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Focus Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is capital appreciation. The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

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Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

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NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $10,108,022 and $79,410,068, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As

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compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.90%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, Broad Run Investment Management, LLC. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at a rate of 0.29%.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

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NOTES TO THE FINANCIAL STATEMENTS

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$1,447,856,078
Gross tax unrealized appreciation	$1,307,230,638
Gross tax unrealized depreciation	(23,529,785)
Net tax unrealized appreciation	$1,283,700,853
Undistributed ordinary income	$—
Undistributed long-term capital gains	171,040
Total distributable earnings	$171,040
Other accumulated loss	$(10,054,323)
Total accumulated gain	$1,273,817,570

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

During fiscal year 2017, the Fund’s most recent fiscal year, the capital losses utilized by the Fund were $6,090,997.

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As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late-year ordinary loss of $10,054,323. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$—	$—
Long-term capital gain	171,116	—
	$171,116	$—

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,014.10	$7.34
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.35

Institutional Class
Actual	$1,000.00	$1,015.90	$5.50
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

(1)
Expenses are equal to the Fund’s expense ratio of 1.47% for Investor Class shares or 1.10% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement of the Fund between the Advisor and Broad Run Investment Management, LLC. (the “Sub-Advisor”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor and the Sub-Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program;

(11)	The Advisor’s current Form ADV Part I;

(12)	A completed questionnaire from the Sub-Advisor and summary thereof;

(13)	The Sub-Advisor’s Code of Ethics;

(14)	The Sub-Advisor’s Form ADV Parts I and II; and

(15)	Financial information for the Sub-Advisor.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in

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the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, conducting on-site visits to the Sub-Advisor and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(e)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	The Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

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29

(c)
The Sub-Advisor prepares a written summary of the Fund’s performance (with respect to the equity allocation or the fixed income allocation, as applicable) for the most recent 12-month period for each annual report of the Fund.

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor and the Sub-Advisor manage the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY CORNERSTONE
MID CAP 30 FUND

Investor Class  HFMDX
Institutional Class  HIMDX

hennessyfunds.com | 1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	18
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Quarterly Schedule of Investments	28
Important Notice Regarding Delivery of Shareholder Documents	28
Board Approval of Investment Advisory Agreement	29

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone
Mid Cap 30 Fund –
Investor Class (HFMDX)	-0.09%	9.57%	9.83%	8.31%
Hennessy Cornerstone
Mid Cap 30 Fund –
Institutional Class (HIMDX)	0.06%	9.98%	10.19%	8.68%
Russell Midcap® Index	3.69%	11.17%	11.77%	9.48%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

Expense ratios:  1.34% (Investor Class); 0.97% (Institutional Class)

(1)	Periods less than one year are not annualized.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell Midcap® Index is an index commonly used to measure the performance of U.S. medium-capitalization stocks.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM
4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY CORNERSTONE MID CAP 30 FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
ASGN, Inc.	4.42%
HollyFrontier Corp.	4.39%
XPO Logistics, Inc.	4.05%
Korn/Ferry International	3.95%
TriNet Group, Inc.	3.86%
Pinnacle Entertainment, Inc.	3.66%
Boise Cascade Co.	3.51%
Penn National Gaming, Inc.	3.45%
Alcoa Corp.	3.42%
NRG Energy, Inc.	3.39%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

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COMMON STOCKS – 98.57%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 30.55%
Brunswick Corp.	6,220	$372,454	0.04%
Burlington Stores, Inc. (a)	3,810	517,588	0.05%
Dana, Inc.	1,011,400	24,000,522	2.33%
KB Home	1,113,100	29,552,805	2.87%
LGI Homes, Inc. (a)	501,800	34,724,560	3.37%
Live Nation Entertainment, Inc. (a)	11,330	447,195	0.04%
Mohawk Industries, Inc. (a)	2,640	554,083	0.05%
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,940	584,962	0.06%
Ollie’s Bargain Outlet Holdings, Inc. (a)	5,990	372,578	0.04%
Penn National Gaming, Inc. (a)	1,171,800	35,517,258	3.45%
Pinnacle Entertainment, Inc. (a)	1,174,400	37,721,728	3.66%
PulteGroup, Inc.	1,020,600	30,985,416	3.01%
Scientific Games Corp. (a)	653,800	34,847,540	3.38%
Thor Industries, Inc.	263,440	27,961,522	2.72%
Ulta Beauty, Inc. (a)	1,490	373,856	0.04%
Visteon Corp. (a)	250,100	31,122,444	3.02%
Winnebago Industries, Inc.	657,200	24,907,880	2.42%
		314,564,391	30.55%

Consumer Staples – 2.31%
Pinnacle Foods, Inc.	12,280	741,712	0.07%
Sanderson Farms, Inc.	206,900	22,999,004	2.24%
		23,740,716	2.31%

Energy – 7.93%
CVR Energy, Inc.	1,008,200	34,782,900	3.38%
Diamondback Energy, Inc. (a)	4,310	553,619	0.05%
HollyFrontier Corp.	745,400	45,238,326	4.39%
Matador Resources Co. (a)	18,140	593,904	0.06%
Newfield Exploration Co. (a)	15,690	467,562	0.05%
		81,636,311	7.93%

Financials – 9.93%
American Equity Investment Life Holding Co.	1,106,900	33,428,380	3.24%
Bank of the Ozarks	12,440	582,192	0.05%
E*TRADE Financial Corp. (a)	12,810	777,311	0.07%
East West Bancorp, Inc.	9,130	608,241	0.06%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Encore Capital Group, Inc. (a)	654,500	$29,190,700	2.83%
Evercore Partners, Inc., Class A	10,950	1,108,687	0.11%
First Republic Bank	6,490	602,726	0.06%
Kemper Corp.	486,100	32,811,750	3.19%
Pinnacle Financial Partners, Inc.	7,550	483,578	0.05%
Raymond James Financial, Inc.	7,640	685,690	0.07%
Signature Bank (a)	2,970	377,636	0.04%
The Progressive Corp.	11,860	715,039	0.07%
Western Alliance Bancorp (a)	15,290	901,804	0.09%
		102,273,734	9.93%

Health Care – 0.39%
Amedisys, Inc. (a)	6,010	397,201	0.04%
Insulet Corp. (a)	5,410	465,260	0.05%
Ionis Pharmaceuticals, Inc. (a)	3,850	165,666	0.02%
K2M Group Holdings, Inc. (a)	15,410	294,331	0.03%
Natus Medical, Inc. (a)	13,880	458,734	0.04%
NuVasive, Inc. (a)	8,020	426,744	0.04%
Paratek Pharmaceuticals, Inc. (a)	12,790	136,853	0.01%
Perrigo Co. PLC (b)	3,880	303,183	0.03%
PRA Health Sciences, Inc. (a)	3,920	322,106	0.03%
Teleflex, Inc.	3,900	1,044,732	0.10%
		4,014,810	0.39%

Industrials – 33.04%
A.O. Smith Corp.	15,480	949,698	0.09%
Apogee Enterprises, Inc.	6,530	268,448	0.02%
ASGN, Inc. (a)	564,640	45,526,923	4.42%
Builders FirstSource, Inc. (a)	1,800,500	32,823,115	3.19%
Comfort Systems USA, Inc.	17,030	718,666	0.07%
CoStar Group, Inc. (a)	1,860	681,987	0.07%
Granite Construction, Inc.	2,470	129,379	0.01%
JetBlue Airways Corp. (a)	22,100	424,099	0.04%
Korn/Ferry International	761,500	40,709,790	3.95%
Lennox International, Inc.	2,480	479,558	0.05%
Mercury Systems, Inc. (a)	17,190	551,455	0.05%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
Meritor, Inc. (a)	1,217,000	$23,694,990	2.30%
Oshkosh Corp.	9,510	686,242	0.07%
Quanta Services, Inc. (a)	17,060	554,450	0.06%
Rush Enterprises, Inc., Class A (a)	632,800	25,837,224	2.51%
SiteOne Landscape Supply, Inc. (a)	505,200	34,606,200	3.36%
Tetra Tech, Inc.	15,080	729,872	0.07%
The Brink’s Co.	401,365	29,620,737	2.88%
The Manitowoc Co., Inc. (a)	782,400	19,286,160	1.87%
The Middleby Corp. (a)	4,210	529,786	0.05%
TriNet Group, Inc. (a)	770,000	39,770,500	3.86%
XPO Logistics, Inc. (a)	428,900	41,671,924	4.05%
		340,251,203	33.04%

Information Technology – 0.97%
Cadence Design Systems, Inc. (a)	4,610	184,677	0.02%
Coupa Software, Inc. (a)	14,010	649,644	0.06%
Euronet Worldwide, Inc. (a)	4,840	378,052	0.04%
FleetCor Technologies, Inc. (a)	2,320	480,890	0.05%
Fortinet, Inc. (a)	13,480	746,253	0.07%
Gartner, Inc. (a)	2,550	309,289	0.03%
HubSpot, Inc. (a)	4,930	522,087	0.05%
Lam Research Corp.	2,770	512,616	0.05%
Lumentum Holdings, Inc. (a)	6,690	337,510	0.03%
Marvell Technology Group Ltd. (b)	29,800	597,788	0.06%
ON Semiconductor Corp. (a)	20,050	442,704	0.04%
OSI Systems, Inc. (a)	5,910	378,358	0.04%
Palo Alto Networks, Inc. (a)	2,700	519,777	0.05%
Paycom Software, Inc. (a)	5,860	669,271	0.07%
Proofpoint, Inc. (a)	3,650	430,481	0.04%
RingCentral, Inc.,Class A (a)	17,330	1,161,977	0.11%
Skyworks Solutions, Inc.	5,000	433,800	0.04%
Total System Services, Inc.	9,450	794,367	0.08%
Tyler Technologies, Inc. (a)	2,020	442,218	0.04%
		9,991,759	0.97%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
8

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials – 9.96%
Alcoa Corp. (a)	687,400	$35,194,880	3.42%
Axalta Coating Systems Ltd. (a)(b)	17,260	533,334	0.05%
Boise Cascade Co.	867,800	36,100,480	3.51%
Eagle Materials, Inc.	4,870	481,935	0.05%
Huntsman Corp.	999,800	29,764,046	2.89%
Vulcan Materials Co.	4,230	472,449	0.04%
		102,547,124	9.96%

Utilities – 3.49%
American Water Works Co., Inc.	6,870	594,805	0.06%
MDU Resources Group, Inc.	15,960	449,593	0.04%
NRG Energy, Inc.	1,125,800	34,899,800	3.39%
		35,944,198	3.49%
Total Common Stocks
(Cost $972,558,184)		1,014,964,246	98.57%

REITS – 0.27%

Financials – 0.27%
Equinix, Inc.	1,650	694,303	0.07%
Hudson Pacific Properties, Inc.	12,670	416,463	0.04%
Monmouth Real Estate Investment Corp.	30,000	468,900	0.04%
National Storage Affiliates Trust	18,050	475,076	0.05%
Physicians Realty Trust	23,450	350,343	0.03%
Retail Opportunity Investments Corp.	21,340	367,048	0.04%
		2,772,133	0.27%
Total REITS
(Cost $2,264,284)		2,772,133	0.27%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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SHORT-TERM INVESTMENTS – 1.53%	Number		%
	of Shares	Value	Net Assets
Money Market Funds – 1.53%
Fidelity Government Portfolio, Institutional Class, 1.58% (c)	15,701,918	$15,701,918	1.53%

Total Short-Term Investments
(Cost $15,701,918)		15,701,918	1.53%

Total Investments
(Cost $990,524,386) – 100.37%		1,033,438,297	100.37%
Liabilities in Excess of Other Assets – (0.37)%		(3,765,137)	(0.37)%

TOTAL NET ASSETS – 100.00%		$1,029,673,160	100.00%

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$314,564,391	$—	$—	$314,564,391
Consumer Staples	23,740,716	—	—	23,740,716
Energy	81,636,311	—	—	81,636,311
Financials	102,273,734	—	—	102,273,734
Health Care	4,014,810	—	—	4,014,810
Industrials	340,251,203	—	—	340,251,203
Information Technology	9,991,759	—	—	9,991,759
Materials	102,547,124	—	—	102,547,124
Utilities	35,944,198	—	—	35,944,198
Total Common Stocks	$1,014,964,246	$—	$—	$1,014,964,246
REITS
Financials	$2,772,133	$—	$—	$2,772,133
Total REITS	$2,772,133	$—	$—	$2,772,133
Short-Term Investments
Money Market Funds	$15,701,918	$—	$—	$15,701,918
Total Short-Term Investments	$15,701,918	$—	$—	$15,701,918
Total Investments	$1,033,438,297	$—	$—	$1,033,438,297

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $990,524,386)	$1,033,438,297
Cash	977
Dividends and interest receivable	143,149
Receivable for fund shares sold	360,680
Prepaid expenses and other assets	42,643
Total Assets	1,033,985,746

LIABILITIES:
Payable for fund shares redeemed	3,168,783
Payable to advisor	634,089
Payable to administrator	174,792
Payable to auditor	9,723
Accrued distribution fees	97,792
Accrued service fees	39,482
Accrued trustees fees	3,236
Accrued expenses and other payables	184,689
Total Liabilities	4,312,586
NET ASSETS	$1,029,673,160

NET ASSETS CONSIST OF:
Capital stock	$745,830,845
Accumulated net investment loss	(5,786,323)
Accumulated net realized gain on investments	246,714,727
Unrealized net appreciation on investments	42,913,911
Total Net Assets	$1,029,673,160

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$472,472,609
Shares issued and outstanding	25,081,031
Net asset value, offering price and redemption price per share	$18.84

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$557,200,551
Shares issued and outstanding	28,768,926
Net asset value, offering price and redemption price per share	$19.37

The accompanying notes are an integral part of these financial statements.

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11

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$3,454,047
Interest income	131,253
Total investment income	3,585,300

EXPENSES:
Investment advisory fees (See Note 5)	3,887,142
Sub-transfer agent expenses – Investor Class (See Note 5)	430,537
Sub-transfer agent expenses – Institutional Class (See Note 5)	259,351
Administration, fund accounting, custody and transfer agent fees (See Note 5)	493,767
Distribution fees – Investor Class (See Note 5)	331,931
Service fees – Investor Class (See Note 5)	221,287
Reports to shareholders	43,340
Federal and state registration fees	24,891
Compliance expense (See Note 5)	14,628
Audit fees	10,969
Trustees’ fees and expenses	10,861
Interest expense (See Note 7)	7,717
Legal fees	5,171
Other expenses	33,741
Total expenses	5,775,333
NET INVESTMENT LOSS	$(2,190,033)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$236,242,487
Net change in unrealized appreciation on investments	(251,140,932)
Net gain on investments	(14,898,445)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,088,478)

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(2,190,033)	$(1,057,646)
Net realized gain on investments	236,242,487	245,505,242
Net change in unrealized appreciation on investments	(251,140,932)	(15,162,353)
Net increase in net assets resulting from operations	(17,088,478)	229,285,243

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains – Investor Class	(59,254,277)	(3,088,473)
Net realized gains – Institutional Class	(103,063,607)	(4,766,317)
Total distributions	(162,317,884)	(7,854,790)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the
Reorganization – Investor Class (See Note 9)	216,366,669	—
Proceeds from shares issued in the
Reorganization – Institutional Class (See Note 9)	105,537,409	—
Proceeds from shares subscribed – Investor Class	15,727,903	37,287,639
Proceeds from shares subscribed – Institutional Class	34,032,626	90,659,855
Dividends reinvested – Investor Class	58,251,271	3,040,512
Dividends reinvested – Institutional Class	99,300,713	4,572,946
Cost of shares redeemed – Investor Class	(94,902,126)	(257,782,079)
Cost of shares redeemed – Institutional Class	(196,779,498)	(367,781,422)
Net increase (decrease) in net assets derived
from capital share transactions	237,534,967	(490,002,549)
TOTAL INCREASE (DECREASE) IN NET ASSETS	58,128,605	(268,572,096)

NET ASSETS:
Beginning of period	971,544,555	1,240,116,651
End of period	$1,029,673,160	$971,544,555
Undistributed net investment loss, end of period	$(5,786,323)	$(1,118,367)

CHANGES IN SHARES OUTSTANDING:
Shares issued in the Reorganization – Investor Class	10,499,531	—
Shares issued in the Reorganization – Institutional Class	4,794,539	—
Shares sold – Investor Class	801,212	1,844,085
Shares sold – Institutional Class	1,592,282	4,348,038
Shares issued to holders as reinvestment
of dividends – Investor Class	3,038,668	149,705
Shares issued to holders as reinvestment
of dividends – Institutional Class	5,045,768	220,065
Shares redeemed – Investor Class	(4,891,712)	(12,769,278)
Shares redeemed – Institutional Class	(9,558,292)	(17,841,055)
Net increase (decrease) in shares outstanding	11,321,996	(24,048,440)

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$22.46

Income from investment operations:
Net investment income (loss)	0.02
Net realized and unrealized gains (losses) on investments	0.02
Total from investment operations	0.04

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(3.66)
Total distributions	(3.66)
Net asset value, end of period	$18.84

TOTAL RETURN	(0.09	)%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$472.47
Ratio of expenses to average net assets	1.31	%(2)
Ratio of net investment income (loss) to average net assets	(0.63	)%(2)
Portfolio turnover rate(3)	90	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$18.37	$20.12	$19.00	$17.32	$14.06

(0.15)	(0.07)	0.10	(0.05)	0.09
4.36	(1.51)	2.16	3.04	3.35
4.21	(1.58)	2.26	2.99	3.44

—	(0.03)	—	(0.05)	(0.18)
(0.12)	(0.14)	(1.14)	(1.26)	—
(0.12)	(0.17)	(1.14)	(1.31)	(0.18)
$22.46	$18.37	$20.12	$19.00	$17.32

23.02%	(7.89)%	12.35%	18.25%	24.78%

$351.16	$485.15	$765.90	$258.17	$159.45
1.34%	1.35%	1.17%	1.25%	1.31%
(0.33)%	(0.24)%	0.27%	(0.47)%	0.51%
106%	108%	5%	132%	212%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$23.07

Income from investment operations:
Net investment income (loss)	(0.03)
Net realized and unrealized gains (losses) on investments	0.10
Total from investment operations	0.07

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(3.77)
Total distributions	(3.77)
Net asset value, end of period	$19.37

TOTAL RETURN	0.06	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$557.20
Ratio of expenses to average net assets:
Before reimbursement	0.95	%(3)
After reimbursement	0.95	%(3)
Ratio of net investment income to average net assets:
Before reimbursement	(0.26	)%(3)
After reimbursement	(0.26	)%(3)
Portfolio Turnover(4)	90	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$18.80	$20.55	$19.36	$17.62	$14.31

0.02	0.00 (1)	(0.03)	(0.08)	0.14
4.38	(1.54)	2.38	3.17	3.41
4.40	(1.54)	2.35	3.09	3.55

—	(0.06)	—	(0.09)	(0.24)
(0.13)	(0.15)	(1.16)	(1.26)	—
(0.13)	(0.21)	(1.16)	(1.35)	(0.24)
$23.07	$18.80	$20.55	$19.36	$17.62

23.47%	(7.53)%	12.62%	18.57%	25.15%

$620.38	$754.97	$306.04	$75.53	$51.19

0.97%	0.97%	0.96%	1.07%	1.11%
0.97%	0.97%	0.96%	0.98%	0.98%

0.04%	0.07%	0.41%	(0.29)%	0.71%
0.04%	0.07%	0.41%	(0.20)%	0.84%
106%	108%	5%	132%	212%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Mid Cap 30 Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term growth of capital. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

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Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

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NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $925,831,924 and $1,164,342,075, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As

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compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has agreed to limit total annual operating expenses to 1.39% of the Fund’s net assets for Investor Class shares and 1.07% of the Fund’s net assets for Institutional Class shares (in each case, excluding all federal, state, and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) through January 12, 2020, pursuant to the written direction of the Board. In addition, in the past, the Advisor had contractually agreed to waive its fees and absorb expenses to the extent that total annual operating expenses exceeded 0.98% of the Fund’s net assets for Institutional Class shares of the Fund (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items). The expense limitation agreement was terminated by the Board as of February 28, 2015.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing

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NOTES TO THE FINANCIAL STATEMENTS

the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund had an outstanding average daily balance and a weighted average interest rate of $360,652 and 4.50%, respectively. The interest expensed by the Fund during the six months ended April 30, 2018, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $13,923,000. As of April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

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8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$791,238,690
Gross tax unrealized appreciation	$227,861,188
Gross tax unrealized depreciation	(51,402,015)
Net tax unrealized appreciation	$176,459,173
Undistributed ordinary income	$—
Undistributed long-term capital gains	162,316,294
Total distributable earnings	$162,316,294
Other accumulated loss	$(1,118,367)
Total accumulated gain	$337,657,100

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late-year ordinary loss of $1,118,367. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$—	$—
Long-term capital gain	162,317,884	7,854,790
	$162,317,884	$7,854,790

(1)  Ordinary income includes short-term gain/loss.

9).  AGREEMENT AND PLAN OF REORGANIZATION – THE RAINIER FUNDS

On November 16, 2017, and December 26, 2017, shareholders of each of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund, respectively, approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and Rainier Investment Management Mutual Funds, a Delaware statutory trust, on behalf of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund, respectively. The Agreements and Plans of Reorganization provided for the transfer of all of the assets of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund by the Fund. The Rainier Mid Cap Equity Fund, the Rainier Small/Mid Cap Equity Fund, and the Fund have substantially similar investment objectives. The following tables illustrate the specifics of the reorganization of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund into the Fund:

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NOTES TO THE FINANCIAL STATEMENTS

	Shares	Rainier	Shares
	Issued to	Small/Mid	Issued to	Hennessy
Rainier Mid	Shareholders	Cap Equity	Shareholders of	Mid Cap 30
Cap Equity Fund	of Rainier Mid	Fund	Rainier Small/Mid	Fund	Combined	Tax Status
Net Assets	Cap Equity Fund	Net Assets	Cap Equity Fund	Net Assets	Net Assets	of Transfer
$69,217,067(1)	2,967,419	$252,687,011(2)	12,326,651	$947,148,790	$1,269,052,868	Non-taxable

(1)	Includes accumulated realized gains and unrealized appreciation in the amounts of $5,937,065 and $21,448,120, respectively.
(2)	Includes accumulated realized gains and unrealized appreciation in the amounts of $7,344,615 and $93,339,700, respectively.

Assuming the reorganization had been completed on November 1, 2017, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) as of April 30, 2018, would have been as follows:

Net investment loss	$(2,575,657)
Net realized gain on investments	$243,235,033
Net change in unrealized appreciation on investments	$(241,303,259)
Net decrease in net assets resulting from operations	$(643,883)

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Rainier Mid Cap Equity Fund and the Rainier Small/Mid Cap Equity Fund that have been included in the Fund’s Statement of Operations since December 1, 2017 and January 12, 2018, the dates the reorganizations were completed, respectively.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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25

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$ 999.10	$6.49
Hypothetical (5% return before expenses)	$1,000.00	$1,018.30	$6.56

Institutional Class
Actual	$1,000.00	$1,000.60	$4.71
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

(1)
Expenses are equal to the Fund’s expense ratio of 1.31% for Investor Class shares or 0.95% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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29

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

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31

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY CORNERSTONE
LARGE GROWTH FUND

Investor Class  HFLGX
Institutional Class  HILGX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
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LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

				Since
	Six	One	Five	Inception
	Months(1)	Year	Years	(3/20/09)
Hennessy Cornerstone
Large Growth Fund –
Investor Class (HFLGX)	5.87%	9.60%	11.47%	16.14%
Hennessy Cornerstone
Large Growth Fund –
Institutional Class (HILGX)	5.92%	9.81%	11.69%	16.41%
Russell 1000® Index	3.83%	13.17%	12.84%	17.14%
S&P 500 Index	3.82%	13.27%	12.96%	16.97%

Expense ratios:	1.26% (Investor Class);
Gross 1.01%, Net 0.99%(2) (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)	The Fund’s investment advisor has contractually agreed to limit expenses until November 30, 2019.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell 1000® Index is commonly used to measure the performance of large capitalization U.S. stocks.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY CORNERSTONE LARGE GROWTH FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Intel Corp.	2.32%
CSX Corp.	2.25%
Micron Technology, Inc.	2.19%
Best Buy Co., Inc.	2.19%
Allstate Corp.	2.17%
Lam Research Corp.	2.15%
Centene Corp.	2.12%
HP, Inc.	2.12%
United Continental Holdings, Inc.	2.11%
Eastman Chemical Co.	2.11%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 97.72%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 24.77%
AutoZone, Inc. (a)	4,100	$2,560,532	1.70%
Best Buy Co., Inc.	43,100	3,298,443	2.19%
CBS Corp., Class B	57,000	2,804,400	1.86%
Darden Restaurants, Inc.	32,200	2,990,092	1.98%
General Motors Co.	72,100	2,648,954	1.76%
Kohl’s Corp.	49,600	3,081,152	2.05%
L Brands, Inc.	62,200	2,171,402	1.44%
Omnicom Group, Inc.	38,500	2,835,910	1.88%
Starbucks Corp.	54,670	3,147,352	2.09%
Target Corp.	42,100	3,056,460	2.03%
The Gap, Inc.	96,400	2,818,736	1.87%
The Walt Disney Co.	29,300	2,939,669	1.95%
Wyndham Worldwide Corp.	26,000	2,969,460	1.97%
		37,322,562	24.77%

Consumer Staples – 18.51%
Altria Group, Inc.	46,400	2,603,504	1.73%
Campbell Soup Co.	65,400	2,667,012	1.77%
Conagra Brands, Inc.	84,900	3,147,243	2.09%
CVS Health Corp.	43,400	3,030,622	2.01%
General Mills, Inc.	55,200	2,414,448	1.60%
Kimberly-Clark Corp.	26,600	2,754,164	1.83%
The Kroger Co.	111,400	2,806,166	1.86%
Tyson Foods, Inc., Class A	40,600	2,846,060	1.89%
Walgreens Boots Alliance, Inc.	44,200	2,937,090	1.95%
Walmart, Inc.	30,400	2,689,184	1.78%
		27,895,493	18.51%

Financials – 3.97%
Allstate Corp.	33,400	3,267,188	2.17%
Ameriprise Financial, Inc.	19,400	2,720,074	1.80%
		5,987,262	3.97%

Health Care – 6.17%
Centene Corp. (a)	29,400	3,192,252	2.12%
Express Scripts Holding Co. (a)	41,600	3,149,120	2.09%
HCA Healthcare, Inc.	30,800	2,948,792	1.96%
		9,290,164	6.17%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials – 19.74%
American Airlines Group, Inc.	60,500	$2,597,265	1.72%
CSX Corp.	57,000	3,385,230	2.25%
Deere & Co.	19,000	2,571,270	1.71%
Delta Air Lines, Inc.	58,200	3,039,204	2.02%
FedEx Corp.	12,600	3,114,720	2.07%
PACCAR, Inc.	44,400	2,826,948	1.87%
Southwest Airlines Co.	53,300	2,815,839	1.87%
Union Pacific Corp.	23,598	3,153,401	2.09%
United Continental Holdings, Inc. (a)	47,200	3,187,888	2.11%
Waste Management, Inc.	37,600	3,056,504	2.03%
		29,748,269	19.74%

Information Technology – 14.76%
Apple, Inc.	18,630	3,078,794	2.04%
Applied Materials, Inc.	61,200	3,039,804	2.02%
HP, Inc.	148,400	3,189,116	2.12%
Intel Corp.	67,550	3,486,931	2.32%
International Business Machines Corp.	20,000	2,899,200	1.92%
Lam Research Corp.	17,500	3,238,550	2.15%
Micron Technology, Inc. (a)	71,800	3,301,364	2.19%
		22,233,759	14.76%

Materials – 7.82%
Eastman Chemical Co.	31,100	3,174,688	2.11%
Freeport-McMoRan, Inc.	172,400	2,622,204	1.74%
Nucor Corp.	47,800	2,945,436	1.96%
Steel Dynamics, Inc.	67,700	3,033,637	2.01%
		11,775,965	7.82%

Telecommunication Services – 1.98%
Verizon Communications, Inc.	60,500	2,985,675	1.98%

Total Common Stocks
(Cost $141,875,441)		147,239,149	97.72%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 2.41%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 2.41%
Fidelity Government Portfolio, Institutional Class, 1.58% (b)	3,638,751	$3,638,751	2.41%

Total Short-Term Investments
(Cost $3,638,751)		3,638,751	2.41%

Total Investments
(Cost $145,514,192) – 100.13%		150,877,900	100.13%
Liabilities in Excess of Other Assets – (0.13)%		(192,735)	(0.13)%

TOTAL NET ASSETS – 100.00%		$150,685,165	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$37,322,562	$—	$—	$37,322,562
Consumer Staples	27,895,493	—	—	27,895,493
Financials	5,987,262	—	—	5,987,262
Health Care	9,290,164	—	—	9,290,164
Industrials	29,748,269	—	—	29,748,269
Information Technology	22,233,759	—	—	22,233,759
Materials	11,775,965	—	—	11,775,965
Telecommunication Services	2,985,675	—	—	2,985,675
Total Common Stocks	$147,239,149	$—	$—	$147,239,149
Short-Term Investments
Money Market Funds	$3,638,751	$—	$—	$3,638,751
Total Short-Term Investments	$3,638,751	$—	$—	$3,638,751
Total Investments	$150,877,900	$—	$—	$150,877,900

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

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8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $145,514,192)	$150,877,900
Dividends and interest receivable	190,543
Receivable for fund shares sold	54,479
Prepaid expenses and other assets	17,526
Total Assets	151,140,448

LIABILITIES:
Payable for fund shares redeemed	99,107
Payable to advisor	93,543
Payable to administrator	24,603
Payable to auditor	9,731
Accrued distribution fees	200,169
Accrued service fees	10,926
Accrued trustees fees	4,837
Accrued expenses and other payables	12,367
Total Liabilities	455,283
NET ASSETS	$150,685,165

NET ASSETS CONSIST OF:
Capital stock	$106,223,464
Accumulated net investment income	188,245
Accumulated net realized gain on investments	38,909,762
Unrealized net appreciation on investments	5,363,694
Total Net Assets	$150,685,165

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$130,255,454
Shares issued and outstanding	10,913,391
Net asset value, offering price and redemption price per share	$11.94

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$20,429,711
Shares issued and outstanding	1,695,111
Net asset value, offering price and redemption price per share	$12.05

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
9

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,409,378
Interest income	28,432
Total investment income	1,437,810

EXPENSES:
Investment advisory fees (See Note 5)	558,008
Distribution fees – Investor Class (See Note 5)	97,816
Administration, fund accounting, custody and transfer agent fees (See Note 5)	70,862
Service fees – Investor Class (See Note 5)	65,211
Sub-transfer agent expenses – Investor Class (See Note 5)	40,782
Sub-transfer agent expenses – Institutional Class (See Note 5)	3,795
Federal and state registration fees	16,846
Compliance expense (See Note 5)	14,628
Audit fees	10,964
Trustees’ fees and expenses	9,169
Reports to shareholders	6,954
Legal fees	564
Other expenses	4,920
Total expenses	900,519
NET INVESTMENT INCOME	$537,291

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$29,165,119
Net change in unrealized appreciation on investments	(23,142,997)
Net gain on investments	6,022,122
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,559,413

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$537,291	$1,052,238
Net realized gain on investments	29,165,119	10,781,271
Net change in unrealized appreciation on investments	(23,142,997)	3,606,256
Net increase in net assets resulting from operations	6,559,413	15,439,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(878,512)	(1,086,070)
Net investment income – Institutional Class	(173,726)	(172,457)
Net realized gains – Investor Class	(4,755,306)	—
Net realized gains – Institutional Class	(767,550)	—
Total distributions	(6,575,094)	(1,258,527)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in
the Reorganization – Investor Class	42,940,856	—
Proceeds from shares issued in
the Reorganization – Institutional Class	9,672,906	—
Proceeds from shares subscribed – Investor Class	1,888,780	6,295,964
Proceeds from shares subscribed – Institutional Class	705,254	772,639
Dividends reinvested – Investor Class	5,350,903	1,010,431
Dividends reinvested – Institutional Class	911,739	169,405
Cost of shares redeemed – Investor Class	(11,735,065)	(15,757,878)
Cost of shares redeemed – Institutional Class	(2,948,945)	(2,723,788)
Net increase (decrease) in net assets derived
from capital share transactions	46,786,428	(10,233,227)
TOTAL INCREASE IN NET ASSETS	46,770,747	3,948,011

NET ASSETS:
Beginning of period	103,914,418	99,966,407
End of period	$150,685,165	$103,914,418
Undistributed net investment income, end of period	$188,245	$1,052,238

CHANGES IN SHARES OUTSTANDING:
Shares issued in the Reorganization – Investor Class	3,458,944	—
Shares issued in the Reorganization – Institutional Class	771,378	—
Shares sold – Investor Class	152,232	565,507
Shares sold – Institutional Class	55,582	68,027
Shares issued to holders as reinvestment
of dividends – Investor Class	442,489	92,025
Shares issued to holders as reinvestment
of dividends – Institutional Class	74,617	15,303
Shares redeemed – Investor Class	(945,886)	(1,394,127)
Shares redeemed – Institutional Class	(232,180)	(238,017)
Net increase (decrease) in shares outstanding	3,777,176	(891,282)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.75

Income from investment operations:
Net investment income	(0.00	)(1)
Net realized and unrealized gains on investments	0.70
Total from investment operations	0.70

Less distributions:
Dividends from net investment income	(0.08)
Dividends from net realized gains	(0.43)
Total distributions	(0.51)
Net asset value, end of period	$11.94

TOTAL RETURN	5.87	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$130.26
Ratio of expenses to average net assets	1.23	%(3)
Ratio of net investment income to average net assets	0.68	%(3)
Portfolio turnover rate(4)	72	%(2)
(1)	Amount is less than $(0.01).
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$10.27	$12.99	$15.16	$13.56	$10.77

0.11	0.09	0.17	0.15	0.14
1.49	0.08	0.04	2.28	2.77
1.60	0.17	0.21	2.43	2.91

(0.12)	(0.16)	(0.14)	(0.15)	(0.10)
—	(2.73)	(2.24)	(0.68)	(0.02)
(0.12)	(2.89)	(2.38)	(0.83)	(0.12)
$11.75	$10.27	$12.99	$15.16	$13.56

15.70%	2.63%	1.11%	18.73%	27.32%

$91.74	$87.73	$98.64	$105.51	$88.77
1.25%	1.25%	1.09%	1.15%	1.19%
0.95%	1.22%	1.37%	1.12%	1.10%
65%	53%	79%	57%	73%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$11.87

Income from investment operations:
Net investment income	0.07
Net realized and unrealized gains on investments	0.64
Total from investment operations	0.71

Less distributions:
Dividends from net investment income	(0.10)
Dividends from net realized gains	(0.43)
Total distributions	(0.53)
Net asset value, end of period	$12.05

TOTAL RETURN	5.92	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$20.43
Ratio of expenses to average net assets:
Before expense reimbursement	0.96	%(2)
After expense reimbursement	0.96	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.94	%(2)
After expense reimbursement	0.94	%(2)
Portfolio turnover rate(3)	72	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$10.37	$13.10	$15.30	$13.68	$10.85

0.13	0.13	0.20	0.17	0.09
1.52	0.07	0.02	2.30	2.88
1.65	0.20	0.22	2.47	2.97

(0.15)	(0.17)	(0.16)	(0.17)	(0.12)
—	(2.76)	(2.26)	(0.68)	(0.02)
(0.15)	(2.93)	(2.42)	(0.85)	(0.14)
$11.87	$10.37	$13.10	$15.30	$13.68

16.00%	2.92%	1.19%	18.96%	27.63%

$12.17	$12.24	$13.82	$14.88	$16.19

1.00%	1.01%	0.99%	1.06%	1.10%
1.00%	1.01%	0.99%	0.98%	0.98%

1.20%	1.47%	1.47%	1.21%	1.38%
1.20%	1.47%	1.47%	1.30%	1.50%
65%	53%	79%	57%	73%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

15

Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Large Growth Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is long-term growth of capital.  The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses.  There are no sales charges.  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences.  Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes.  The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.  The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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16

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.  The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds.  Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period.  Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

HENNESSY FUNDS	1-800-966-4354

17

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets.  Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  The function of the Valuation Committee is to value

HENNESSYFUNDS.COM
18

NOTES TO THE FINANCIAL STATEMENTS

securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $101,540,954 and $110,611,091, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board.  The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended.  During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee from the Fund.  The fee is based upon the average daily net assets of the Fund at an annual rate of 0.74%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has contractually agreed to limit total annual operating expenses to 1.29% of the Fund’s net assets for Investor Class shares and 0.98% of the Fund’s net assets for Institutional Class shares (in each case, excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) through November 30, 2019. In addition, in the past, the Advisor had contractually agreed to waive its fees and absorb expenses to the extent that total annual operating expenses exceeded 0.98% of the Fund’s net assets for Institutional Class shares of the Fund (excluding all federal, state and local taxes, interest, brokerage commissions, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items). The expense limitation agreement was terminated by the Board as of February 28, 2015.

For a period of three years after the year in which the Advisor waived or reimbursed expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses.  As of April 30, 2018, cumulative expenses subject to potential recovery under the aforementioned conditions were $238 for Institutional Class shares, which will expire on October 31, 2018.

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The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.  The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.  The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the

HENNESSYFUNDS.COM
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NOTES TO THE FINANCIAL STATEMENTS

Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$93,561,008
Gross tax unrealized appreciation	$17,983,371
Gross tax unrealized depreciation	(7,236,321)
Net tax unrealized appreciation	$10,747,050
Undistributed ordinary income	$1,275,496
Undistributed long-term capital gains	5,299,525
Total distributable earnings	$6,575,021
Other accumulated gain	$—
Total accumulated gain	$17,322,071

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

During fiscal year 2017, the Fund’s most recent fiscal year, the capital losses utilized by the Fund were $4,683,932.

Capital losses sustained in fiscal year 2012 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss.  Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012.  As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.  Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

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As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses.  Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$1,275,498	$1,258,527
Long-term capital gain	5,299,596	—
	$6,575,094	$1,258,527

(1)  Ordinary income includes short-term gain/loss.

9).  AGREEMENT AND PLAN OF REORGANIZATION – THE RAINIER FUNDS

On November 16, 2017, shareholders of the Rainier Large Cap Equity Fund approved an Agreement and Plan of Reorganization between the Trust, on behalf of the Fund, and Rainier Investment Management Mutual Funds, a Delaware statutory trust, on behalf of the Rainier Large Cap Equity Fund. The Agreement and Plan of Reorganization provided for the transfer of all of the assets of the Rainier Large Cap Equity Fund to the Fund and the assumption of the liabilities (other than any excluded liabilities) of the Rainier Large Cap Equity Fund by the Fund. The Rainier Large Cap Equity Fund and the Fund have substantially similar investment objectives. The following tables illustrate the specifics of the reorganization of the Rainier Large Cap Equity Fund into the Fund:

	Shares Issued	Hennessy
Rainier Large	to Shareholders	Large Growth
Cap Equity Fund	of Rainier Large	Fund	Combined	Tax Status
Net Assets	Cap Equity Fund	Net Assets	Net Assets	of Transfer
$52,613,762(1)	4,230,342	$109,172,141	$161,785,904	Non-taxable

(1)	Includes accumulated realized losses and unrealized appreciation in the amounts of $9,744,716 and $17,759,649, respectively.

Assuming the reorganization had been completed on November 1, 2017, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) as of April 30, 2018, would have been as follows:

Net investment income	$571,910
Net realized gain on investments	$30,216,630
Net change in unrealized appreciation on investments	$(23,007,476)
Net increase in net assets resulting from operations	$7,781,064

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Rainier Large Cap Equity Fund that have been included in the Fund’s Statement of Operations since December 1, 2017, the date the reorganization was completed.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM

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NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.] The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,058.70	$6.28
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Institutional Class
Actual	$1,000.00	$1,059.20	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.03	$4.81

(1)
Expenses are equal to the Fund’s expense ratio of 1.23% for Investor Class shares or 0.96% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.0%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

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(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY CORNERSTONE
VALUE FUND

Investor Class  HFCVX
Institutional Class  HICVX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to the Financial Statements	18
Expense Example	26
Proxy Voting Policy and Proxy Voting Records	28
Quarterly Schedule of Investments	28
Federal Tax Distribution Information	28
Important Notice Regarding Delivery of Shareholder Documents	28
Board Approval of Investment Advisory Agreement	29

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Cornerstone Value Fund –
Investor Class (HFCVX)	4.45%	13.65%	9.60%	7.72%
Hennessy Cornerstone Value Fund –
Institutional Class (HICVX)	4.53%	13.90%	9.80%	7.99%
Russell 1000® Value Index	1.94%	7.50%	10.52%	7.30%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

Expense ratios:  1.23% (Investor Class); 0.98% (Institutional Class)

(1)	Periods less than one year are not annualized.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell 1000® Value Index is an unmanaged index commonly used to measure the performance of U.S. large-capitalization value stocks.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY CORNERSTONE VALUE FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Statoil ASA – ADR	2.23%
Phillips 66	2.22%
Marathon Petroleum Corp.	2.21%
Total S.A. – ADR	2.20%
Intel Corp.	2.19%
GlaxoSmithKline PLC – ADR	2.19%
Cisco Systems, Inc.	2.18%
Canadian Natural Resources Ltd.	2.16%
Suncor Energy, Inc.	2.16%
BP PLC – ADR	2.13%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

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5

COMMON STOCKS – 95.82%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 9.57%
Carnival Corp. (a)	81,300	$5,126,778	1.80%
Ford Motor Co.	530,645	5,964,450	2.10%
General Motors Co.	137,300	5,044,402	1.77%
Las Vegas Sands Corp.	75,100	5,507,083	1.93%
Target Corp.	77,400	5,619,240	1.97%
		27,261,953	9.57%

Consumer Staples – 15.32%
Altria Group, Inc.	82,800	4,645,908	1.63%
CVS Health Corp.	74,000	5,167,420	1.81%
General Mills, Inc.	99,500	4,352,130	1.53%
PepsiCo, Inc.	48,400	4,885,496	1.72%
Philip Morris International, Inc.	54,300	4,452,600	1.56%
The Coca-Cola Co.	122,300	5,284,583	1.86%
The Kraft Heinz Co.	74,300	4,189,034	1.47%
The Procter & Gamble Co.	67,400	4,875,716	1.71%
Unilever PLC – ADR (a)	103,100	5,770,507	2.03%
		43,623,394	15.32%

Energy – 25.24%
BP PLC – ADR (a)	136,000	6,064,240	2.13%
Canadian Natural Resources Ltd. (a)	170,500	6,151,640	2.16%
Chevron Corp.	46,475	5,814,487	2.04%
Exxon Mobil Corp.	66,710	5,186,702	1.82%
Marathon Petroleum Corp.	84,000	6,292,440	2.21%
Occidental Petroleum Corp.	77,660	6,000,012	2.11%
Phillips 66	56,800	6,322,408	2.22%
Royal Dutch Shell PLC – ADR (a)	80,900	5,858,778	2.06%
Schlumberger Ltd. (a)	79,100	5,423,096	1.90%
Statoil ASA – ADR (a)	248,300	6,356,480	2.23%
Suncor Energy, Inc. (a)	160,600	6,139,738	2.16%
Total S.A. – ADR (a)	100,300	6,279,783	2.20%
		71,889,804	25.24%

Financials – 11.21%
Bank of Nova Scotia (a)	87,500	5,377,750	1.89%
HSBC Holdings PLC – ADR (a)	108,000	5,428,080	1.90%
Manulife Financial Corp. (a)	274,200	5,174,154	1.82%

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Royal Bank of Canada (a)	67,900	$5,163,795	1.81%
Thomson Reuters Corp. (a)	134,400	5,405,568	1.90%
Toronto-Dominion Bank (a)	95,700	5,373,555	1.89%
		31,922,902	11.21%

Health Care – 15.52%
Amgen, Inc.	31,300	5,461,224	1.92%
Bristol-Myers Squibb Co.	93,000	4,848,090	1.70%
Eli Lilly and Co.	71,500	5,796,505	2.03%
Gilead Sciences, Inc.	69,500	5,019,985	1.76%
GlaxoSmithKline PLC – ADR (a)	155,200	6,225,072	2.19%
Johnson & Johnson	42,100	5,325,229	1.87%
Merck & Co., Inc.	98,200	5,781,034	2.03%
Pfizer, Inc.	157,200	5,755,092	2.02%
		44,212,231	15.52%

Industrials – 7.25%
Emerson Electric Co.	80,600	5,352,646	1.88%
General Electric Co.	360,034	5,065,678	1.78%
Johnson Controls International PLC (a)	148,800	5,039,856	1.77%
United Parcel Service, Inc., Class B	45,700	5,186,950	1.82%
		20,645,130	7.25%

Information Technology – 8.06%
Cisco Systems, Inc.	140,110	6,205,472	2.18%
HP, Inc.	249,600	5,363,904	1.88%
Intel Corp.	120,900	6,240,858	2.19%
International Business Machines Corp.	35,600	5,160,576	1.81%
		22,970,810	8.06%

Telecommunication Services – 3.65%
AT&T, Inc.	155,460	5,083,542	1.78%
Verizon Communications, Inc.	107,700	5,314,995	1.87%
		10,398,537	3.65%
Total Common Stocks
(Cost $258,388,700)		272,924,761	95.82%

The accompanying notes are an integral part of these financial statements.

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7

SHORT-TERM INVESTMENTS – 4.29%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 4.29%
Fidelity Government Portfolio, Institutional Class, 1.58% (b)	12,227,542	$12,227,542	4.29%

Total Short-Term Investments
(Cost $12,227,542)		12,227,542	4.29%

Total Investments
(Cost $270,616,242) – 100.11%		285,152,303	100.11%
Liabilities in Excess of Other Assets – (0.11)%		(324,071)	(0.11)%

TOTAL NET ASSETS – 100.00%		$284,828,232	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	U.S. traded security of a foreign corporation.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$27,261,953	$—	$—	$27,261,953
Consumer Staples	43,623,394	—	—	43,623,394
Energy	71,889,804	—	—	71,889,804
Financials	31,922,902	—	—	31,922,902
Health Care	44,212,231	—	—	44,212,231
Industrials	20,645,130	—	—	20,645,130
Information Technology	22,970,810	—	—	22,970,810
Telecommunication Services	10,398,537	—	—	10,398,537
Total Common Stocks	$272,924,761	$—	$—	$272,924,761
Short-Term Investments
Money Market Funds	$12,227,542	$—	$—	$12,227,542
Total Short-Term Investments	$12,227,542	$—	$—	$12,227,542
Total Investments	$285,152,303	$—	$—	$285,152,303

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $270,616,242)	$285,152,303
Dividends and interest receivable	509,180
Receivable for fund shares sold	3,658
Prepaid expenses and other assets	24,105
Total Assets	285,689,246

LIABILITIES:
Payable for fund shares redeemed	44,317
Payable to advisor	173,384
Payable to administrator	44,893
Payable to auditor	9,731
Accrued distribution fees	520,914
Accrued service fees	22,855
Accrued trustees fees	4,665
Accrued expenses and other payables	40,255
Total Liabilities	861,014
NET ASSETS	$284,828,232

NET ASSETS CONSIST OF:
Capital stock	$235,242,800
Accumulated net investment income	1,901,446
Accumulated net realized gain on investments	33,147,751
Unrealized net appreciation on investments	14,536,235
Total Net Assets	$284,828,232

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$277,834,952
Shares issued and outstanding	14,293,228
Net asset value, offering price and redemption price per share	$19.44

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$6,993,280
Shares issued and outstanding	359,465
Net asset value, offering price and redemption price per share	$19.45

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$4,764,577
Interest income	67,266
Total investment income	4,831,843

EXPENSES:
Investment advisory fees (See Note 5)	1,071,679
Distribution fees – Investor Class (See Note 5)	211,792
Service fees – Investor Class (See Note 5)	141,195
Administration, fund accounting, custody and transfer agent fees (See Note 5)	136,180
Sub-transfer agent expenses – Investor Class (See Note 5)	98,836
Sub-transfer agent expenses – Institutional Class (See Note 5)	3,540
Federal and state registration fees	17,407
Compliance expense (See Note 5)	14,628
Reports to shareholders	12,534
Audit fees	10,965
Trustees’ fees and expenses	9,442
Legal fees	1,864
Other expenses	10,103
Total expenses	1,740,165
NET INVESTMENT INCOME	$3,091,678

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$33,550,028
Net change in unrealized appreciation on investments	(23,881,548)
Net gain on investments	9,668,480
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,760,158

(1)	Net of foreign taxes withheld and issuance fees of $183,992.

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF OPERATIONS

(This Page Intentionally Left Blank.)

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Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$3,091,678	$5,498,468
Net realized gain on investments	33,550,028	40,317,512
Net change in unrealized appreciation
(depreciation) on investments	(23,881,548)	(11,111,810)
Net increase in net assets resulting from operations	12,760,158	34,704,170

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(5,999,514)	(2,916,316)
Net investment income – Institutional Class	(170,988)	(52,044)
Net realized gains – Investor Class	(32,837,590)	—
Net realized gains – Institutional Class	(861,875)	—
Total distributions	(39,869,967)	(2,968,360)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares issued in the reorganization –
Investor Class (See Note 9)	—	141,680,285
Proceeds from shares issued in the reorganization –
Institutional Class (See Note 9)	—	3,258,094
Proceeds from shares subscribed – Investor Class	1,261,492	2,341,233
Proceeds from shares subscribed – Institutional Class	358,000	2,547,752
Dividends reinvested – Investor Class	36,758,790	2,640,562
Dividends reinvested – Institutional Class	906,472	33,704
Cost of shares redeemed – Investor Class	(14,840,221)	(23,154,846)
Cost of shares redeemed – Institutional Class	(973,244)	(1,029,188)
Net increase in net assets derived
from capital share transactions	23,471,289	128,317,596
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,638,520)	160,053,406

NET ASSETS:
Beginning of period	288,466,752	128,413,346
End of period	$284,828,232	$288,466,752
Undistributed net investment income, end of period	$1,901,446	$4,980,270

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
CHANGES IN SHARES OUTSTANDING:
Shares issued in the reorganization – Investor Class	—	7,092,199
Shares issued in the reorganization – Institutional Class	—	163,058
Shares sold – Investor Class	62,632	118,558
Shares sold – Institutional Class	18,161	127,648
Shares issued to holders as reinvestment
of dividends – Investor Class	1,887,491	138,105
Shares issued to holders as reinvestment
of dividends – Institutional Class	46,455	1,763
Shares redeemed – Investor Class	(743,547)	(1,154,302)
Shares redeemed – Institutional Class	(48,924)	(50,925)
Net increase in shares outstanding	1,222,268	6,436,104

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$21.48

Income from investment operations:
Net investment income	0.18
Net realized and unrealized gains (losses) on investments	0.73
Total from investment operations	0.91

Less distributions:
Dividends from net investment income	(0.42)
Dividends from net realized gains	(2.53)
Total distributions	(2.95)
Net asset value, end of period	$19.44

TOTAL RETURN	4.45	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$277.83
Ratio of expenses to average net assets	1.21	%(2)
Ratio of net investment income to average net assets	2.13	%(2)
Portfolio turnover rate(3)	41	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$18.36	$17.69	$18.41	$16.90	$14.02

0.45	0.43	0.44	0.39	0.42
3.10	0.67	(0.75)	1.55	2.84
3.55	1.10	(0.31)	1.94	3.26

(0.43)	(0.43)	(0.41)	(0.43)	(0.38)
—	—	—	—	—
(0.43)	(0.43)	(0.41)	(0.43)	(0.38)
$21.48	$18.36	$17.69	$18.41	$16.90

19.63%	6.41%	(1.77)%	11.69%	23.84%

$281.07	$126.53	$129.86	$145.04	$138.94
1.22%	1.25%	1.10%	1.17%	1.22%
2.36%	2.33%	2.32%	2.18%	2.60%
72%	36%	46%	34%	41%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$21.52

Income from investment operations:
Net investment income	0.20
Net realized and unrealized gains (losses) on investments	0.72
Total from investment operations	0.92

Less distributions:
Dividends from net investment income	(0.46)
Dividends from net realized gains	(2.53)
Total distributions	(2.99)
Net asset value, end of period	$19.45

TOTAL RETURN	4.53	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$6.99
Ratio of expenses to average net assets:
Before expense reimbursement	0.98	%(2)
After expense reimbursement	0.98	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.37	%(2)
After expense reimbursement	2.37	%(2)
Portfolio turnover rate(3)	41	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$18.40	$17.67	$18.41	$16.92	$14.04

0.43	0.48	0.53	0.59	0.50
3.18	0.67	(0.83)	1.37	2.80
3.61	1.15	(0.30)	1.96	3.30

(0.49)	(0.42)	(0.44)	(0.47)	(0.42)
—	—	—	—	—
(0.49)	(0.42)	(0.44)	(0.47)	(0.42)
$21.52	$18.40	$17.67	$18.41	$16.92

19.95%	6.72%	(1.72)%	11.82%	24.13%

$7.40	$1.88	$1.75	$10.65	$4.09

0.97%	0.95%	1.00%	1.03%	1.10%
0.97%	0.95%	1.00%	0.98%	0.98%

2.60%	2.63%	2.43%	2.30%	2.64%
2.60%	2.63%	2.43%	2.35%	2.76%
72%	36%	46%	34%	41%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Cornerstone Value Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is total return, consisting of capital appreciation and current income. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

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NOTES TO THE FINANCIAL STATEMENTS

positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

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Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

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NOTES TO THE FINANCIAL STATEMENTS

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $115,959,770 and $133,488,650, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

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5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.74%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

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NOTES TO THE FINANCIAL STATEMENTS

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$250,803,731
Gross tax unrealized appreciation	$47,828,641
Gross tax unrealized depreciation	(9,815,980)
Net tax unrealized appreciation	$38,012,661
Undistributed ordinary income	$7,619,693
Undistributed long-term capital gains	31,059,954
Total distributable earnings	$38,679,647
Other accumulated gain	$2,933
Total accumulated gain	$76,695,241

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

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During fiscal year 2017, the Fund’s most recent fiscal year, the capital losses utilized by the Fund were $2,900,273.

Capital losses sustained in fiscal year 2012 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$8,809,992	$2,968,360
Long-term capital gain	31,059,975	—
	$39,869,967	$2,968,360

(1)  Ordinary income includes short-term gain/loss.

9).  AGREEMENT AND PLAN OF REORGANIZATION

On December 27, 2016, the Board of the Trust approved and declared advisable the reorganization of the Hennessy Large Value Fund (the “Large Value Fund”) into the Fund. The purpose of the reorganization was to combine two funds within the Trust with similar investment objectives and strategies. The reorganization provided for the transfer of assets of the Large Value Fund to the Fund and the assumption of the liabilities of the Large Value Fund by the Fund. Following the reorganization, the Fund held the assets of the Large Value Fund until the Fund rebalanced its portfolio in the winter, pursuant to its customary procedures. The reorganization was effective as of the close of business on February 27, 2017. The following tables illustrate the specifics of the Fund’s reorganization:

Shares Issued
	to Shareholders	Cornerstone
Large Value Fund	of Large Value	Value Fund	Combined	Tax Status
Net Assets	Fund	Net Assets	Net Assets	of Transfer
$144,938,380(1)	7,255,257	$138,339,221	$283,277,601	Non-taxable

(1)	Includes accumulated realized losses and unrealized appreciation in the amounts of $(1,561,193) and $34,112,735, respectively.

Assuming the reorganization had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the pro forma results of operation (unaudited) for fiscal year 2017 would have been as follows:

Net investment income	$6,090,397
Net realized gain on investments	$41,027,748
Net change in unrealized appreciation on investments	$5,413,160
Net increase in net assets resulting from operations	$52,531,305

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NOTES TO THE FINANCIAL STATEMENTS

Because the Fund has been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Value Fund and the Fund that have been included in the Fund’s Statement of Operations since February 27, 2017.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,044.50	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.79	$6.06

Institutional Class
Actual	$1,000.00	$1,045.30	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

(1)
Expenses are equal to the Fund’s expense ratio of 1.21% for Investor Class shares or 0.98% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 20187, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 94.30%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

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30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

HENNESSY FUNDS	1-800-966-4354
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contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY TOTAL RETURN FUND

Investor Class  HDOGX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	14
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Total
Return Fund (HDOGX)	1.34%	7.40%	6.79%	5.88%
75/25 Blended DJIA/
Treasury Index	3.62%	13.74%	9.80%	7.27%
Dow Jones Industrial Average	4.51%	18.09%	12.96%	9.39%

Expense ratio:  1.58%

(1)	Periods less than one year are not annualized.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The 75/25 Blended DJIA/Treasury Index consists of 75% common stocks represented by the Dow Jones Industrial Average and 25% short-duration Treasury securities represented by the ICE BofAML U.S. 3-Month Treasury Bill Index.  The Dow Jones Industrial Average is an unmanaged index commonly used to measure the performance of U.S. stocks.  The ICE BofAML U.S. 3-Month Treasury Bill Index is an unmanaged index of Treasury securities maturing in 90 days.  One cannot invest directly in an index.

The expense ratio presented is from the most recent prospectus.  The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY TOTAL RETURN FUND
(% of Net Assets)

TOP TEN HOLDINGS	% NET ASSETS
U.S. Treasury Bill, 1.780%, 06/21/2018	25.15%
U.S. Treasury Bill, 1.630%, 05/17/2018	20.99%
U.S. Treasury Bill, 1.760%, 07/19/2018	20.93%
Cisco Systems, Inc.	9.36%
Chevron Corp.	7.87%
Pfizer, Inc.	7.62%
Verizon Communications, Inc.	7.35%
Exxon Mobil Corp.	6.90%
International Business Machines Corp.	6.84%
The Coca-Cola Co.	6.71%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 72.04%	Number		% of
	of Shares	Value	Net Assets
Consumer Staples – 12.58%
The Coca-Cola Co.	110,900	$4,791,989	6.71%
The Procter & Gamble Co.	57,900	4,188,486	5.87%
		8,980,475	12.58%

Energy – 14.77%
Chevron Corp.	44,900	5,617,439	7.87%
Exxon Mobil Corp.	63,400	4,929,350	6.90%
		10,546,789	14.77%

Health Care – 12.25%
Merck & Co., Inc.	56,100	3,302,607	4.63%
Pfizer, Inc.	148,700	5,443,907	7.62%
		8,746,514	12.25%

Industrials – 4.86%
General Electric Co.	246,400	3,466,848	4.86%

Information Technology – 20.23%
Cisco Systems, Inc.	151,000	6,687,790	9.36%
Intel Corp.	55,700	2,875,234	4.03%
International Business Machines Corp.	33,700	4,885,152	6.84%
		14,448,176	20.23%

Telecommunication Services – 7.35%
Verizon Communications, Inc.	106,400	5,250,840	7.35%

Total Common Stocks
(Cost $48,730,547)		51,439,642	72.04%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 68.44%	Number of Shares/		% of
	Par Amount	Value	Net Assets
Money Market Funds – 1.37%
Fidelity Government Portfolio, Institutional Class, 1.58% (a)	977,644	$977,644	1.37%

U.S. Treasury Bills (c) – 67.07%
1.780%, 06/21/2018 (b)	18,000,000	17,957,415	25.15%
1.760%, 07/19/2018 (b)	15,000,000	14,942,396	20.93%
1.630%, 05/17/2018 (b)	15,000,000	14,989,733	20.99%
		47,889,544	67.07%
Total Short-Term Investments
(Cost $48,866,365)		48,867,188	68.44%

Total Investments
(Cost $97,596,912) – 140.48%		100,306,830	140.48%
Liabilities in Excess of Other Assets – (40.48)%		(28,906,202)	(40.48)%

TOTAL NET ASSETS – 100.00%		$71,400,628	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2018.
(b)	The rate listed is discount rate at issue.
(c)	Collateral or partial collateral for securities sold subject to repurchase.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354
7

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Staples	$8,980,475	$—	$—	$8,980,475
Energy	10,546,789	—	—	10,546,789
Health Care	8,746,514	—	—	8,746,514
Industrials	3,466,848	—	—	3,466,848
Information Technology	14,448,176	—	—	14,448,176
Telecommunication Services	5,250,840	—	—	5,250,840
Total Common Stocks	$51,439,642	$—	$—	$51,439,642
Short-Term Investments
Money Market Funds	$977,644	$—	$—	$977,644
U.S. Treasury Bills	—	47,889,544	—	47,889,544
Total Short-Term Investments	$977,644	$47,889,544	$—	$48,867,188
Total Investments	$52,417,286	$47,889,544	$—	$100,306,830

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

Schedule of Reverse Repurchase Agreements

			Principal	Maturity	Maturity
Face Value	Counterparty	Rate	Trade Date	Date	Amount
$8,995,000	Jefferies LLC	1.65%	2/16/18	5/17/18	$9,032,104
10,794,000	Jefferies LLC	1.90%	3/23/18	6/21/18	10,845,272
8,995,000	Jefferies LLC	1.90%	4/20/18	7/19/18	9,037,726
$28,784,000					$28,915,102

As of April 30, 2018, the fair value of securities held as collateral for reverse repurchase agreements was $31,926,363, as noted on the Schedule of Investments.

Reverse repurchase agreements are carried at face value; hence, they are not included in the fair valuation hierarchy.  The face value of the reverse repurchase agreements at April 30, 2018, was $28,784,000.  Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  The face value plus interest due at maturity is equal to $28,915,102.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $97,596,912)	$100,306,830
Dividends and interest receivable	106,255
Receivable for fund shares sold	934
Prepaid expenses and other assets	13,852
Total Assets	100,427,871

LIABILITIES:
Payable for fund shares redeemed	27,308
Payable to advisor	35,643
Payable to administrator	11,900
Payable to auditor	9,724
Accrued distribution fees	79,348
Accrued service fees	5,941
Reverse repurchase agreements	28,784,000
Accrued interest payable	48,852
Accrued trustees fees	5,095
Accrued expenses and other payables	19,432
Total Liabilities	29,027,243
NET ASSETS	$71,400,628

NET ASSETS CONSIST OF:
Capital stock	$66,237,667
Accumulated net investment income	101,215
Accumulated net realized gain on investments	2,351,828
Unrealized net appreciation on investments	2,709,918
Total Net Assets	$71,400,628

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$71,400,628
Shares issued and outstanding	5,399,446
Net asset value, offering price and redemption price per share	$13.22

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$919,235
Interest income	353,704
Total investment income	1,272,939

EXPENSES:
Investment advisory fees (See Note 5)	225,333
Interest expense (See Notes 7 and 9)	235,314
Distribution fees – Investor Class (See Note 5)	56,333
Service fees – Investor Class (See Note 5)	37,555
Sub-transfer agent expenses – Investor Class (See Note 5)	36,804
Administration, fund accounting, custody and transfer agent fees (See Note 5)	35,319
Compliance expense (See Note 5)	14,628
Federal and state registration fees	12,433
Audit fees	10,969
Trustees’ fees and expenses	9,141
Reports to shareholders	6,715
Other expenses	3,912
Total expenses	684,456
NET INVESTMENT INCOME	$588,483

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$2,483,966
Net change in unrealized appreciation on investments	(2,034,916)
Net gain on investments	449,050
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,037,533

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$588,483	$1,187,349
Net realized gain on investments	2,483,966	8,689,833
Net change in unrealized appreciation on investments	(2,034,916)	49,360
Net increase in net assets resulting from operations	1,037,533	9,926,542

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(600,064)	(1,171,215)
Net realized gains – Investor Class	(7,947,899)	(4,428,807)
Total distributions	(8,547,963)	(5,600,022)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	1,076,579	17,437,144
Dividends reinvested – Investor Class	8,117,264	5,335,208
Cost of shares redeemed – Investor Class	(8,035,685)	(33,215,945)
Net increase (decrease) in net assets derived
from capital share transactions	1,158,158	(10,443,593)
TOTAL DECREASE IN NET ASSETS	(6,352,272)	(6,117,073)

NET ASSETS:
Beginning of period	77,752,900	83,869,973
End of period	$71,400,628	$77,752,900
Undistributed net investment income, end of period	$101,215	$112,796

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	79,393	1,237,906
Shares issued to holders as reinvestment
of dividends – Investor Class	609,009	387,386
Shares redeemed – Investor Class	(593,328)	(2,382,169)
Net increase (decrease) in shares outstanding	95,074	(756,877)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Statement of Cash Flows for the six months ended April 30, 2018 (Unaudited)

Cash flows from operating activities:
Net increase in net assets from operations	$1,037,533
Adjustments to reconcile net increase in net assets from
operations to net cash provided by operating activities:
Payments to purchase securities	(3,644,370)
Proceeds from sale of securities	6,022,973
Proceeds from securities litigation	9,577
Sale of short term investments, net	8,371,528
Realized gain on investments in securities	(2,483,966)
Net accretion of discount on securities	(339,519)
Change in unrealized appreciation on investments in securities	2,034,916
(Increases) decreases in operating assets:
Decrease in dividends and interest receivable	12,839
Increase in prepaid expenses and other assets	(877)
Increases (decreases) in operating liabilities:
Decrease in payable to advisor	(4,589)
Decrease in payable to administrator	(1,229)
Increase in accrued distribution fees	16,812
Decrease in accrued service fees	(764)
Increase in accrued interest payable	9,990
Decrease in accrued audit fees	(11,581)
Decrease in accrued trustee fees	(477)
Increase in other accrued expenses and payables	6,085
Net cash used in operating activities	11,034,881

Cash flows from financing activities:
Increase in reverse repurchase agreements	(3,598,000)
Proceeds from shares sold	1,081,375
Payment on shares redeemed	(8,087,558)
Distributions paid in cash, net of reinvestments	(430,698)
Net cash provided by financing activities	(11,034,881)
Net increase in cash	—

Cash:
Beginning balance	—
Ending balance	$—

Supplemental information:
Non-cash financing activities not included herein consists
of dividend reinvestment of dividends and distributions	$8,117,264

Cash paid for interest	$225,324

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

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STATEMENT OF CASH FLOWS

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HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.66

Income from investment operations:
Net investment income	0.11
Net realized and unrealized gains (losses) on investments	0.08
Total from investment operations	0.19

Less distributions:
Dividends from net investment income	(0.11)
Dividends from net realized gains	(1.52)
Total distributions	(1.63)
Net asset value, end of period	$13.22

TOTAL RETURN	1.34	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$71.40
Ratio of expenses to average net assets	1.82	%(1)
Ratio of net investment income to average net assets	1.57	%(1)
Portfolio turnover rate	7	%(2)

(1)	Annualized.
(2)	Not annualized.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

14

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$13.84	$14.19	$15.27	$14.30	$12.64

0.20	0.16	0.20	0.20	0.16
1.48	0.88	(0.02)	0.96	1.66
1.68	1.04	0.18	1.16	1.82

(0.20)	(0.16)	(0.20)	(0.19)	(0.16)
(0.66)	(1.23)	(1.06)	—	—
(0.86)	(1.39)	(1.26)	(0.19)	(0.16)
$14.66	$13.84	$14.19	$15.27	$14.30

12.56%	8.20%	1.22%	8.15%	14.49%

$77.75	$83.87	$69.42	$83.89	$90.24
1.57%	1.44%	1.28%	1.34%	1.37%
1.38%	1.22%	1.40%	1.31%	1.16%
36%	44%	27%	23%	31%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Total Return Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is total return, consisting of capital appreciation and current income.  The Fund is a non-diversified fund and offers Investor Class shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences.  Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes.  The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.  The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

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NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds.  Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period.  Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Derivatives – The Fund may invest in, or enter into, derivatives, such as options, futures contracts, options on futures contracts, and swaps, for a variety of reasons, including to hedge certain risks, provide a substitute for purchasing or selling particular securities, or increase potential income gain.  Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement.  Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments.  The main reason for utilizing derivative instruments is for hedging purposes.

The Fund follows the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification.  Under such rules, the Fund is required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivatives instruments affect an entity’s results of operations and financial position.  During fiscal year 2017, the Fund did not hold any derivative instruments.

j).
Repurchase and Reverse Repurchase Agreements – The Fund may enter into repurchase agreements and reverse repurchase agreements with member banks or security dealers of the Federal Reserve Board whom the investment advisor deems creditworthy.  Transactions involving repurchase agreements and reverse repurchase agreements are treated as collateralized financing transactions and are recorded at their contracted resell or repurchase amounts, which approximates fair value.  Interest on repurchase agreements and reverse repurchase agreements is included in interest receivable and interest payable, respectively.

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In connection with repurchase agreements, securities pledged as collateral are held by the custodian bank until the respective agreements mature.  Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover the repurchase amount in the event of default of the counterparty.  If the counterparty defaults and the fair value of the collateral declines, or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

At April 30, 2018, securities with a fair value of $31,926,363, which are included in investments in securities in the Statement of Assets and Liabilities, were pledged to collateralize reverse repurchase agreements.

k).
Offsetting Assets and Liabilities – The Fund follows the financial reporting rules regarding offsetting assets and liabilities and related netting arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRAs”) that permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables under the MRA with collateral held with the counterparty and create one single net payment from the Fund.  Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.  In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the MRA may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.  For additional information regarding the offsetting of assets and liabilities at April 30, 2018, please refer to the table in Note 9.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted

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NOTES TO THE FINANCIAL STATEMENTS

sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets.  Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

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The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $3,644,370 and $6,022,973, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board.  The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended.  During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee from the Fund.  The fee is based upon the average daily net assets of the Fund at an annual rate of 0.60%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets.  Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets for such purpose.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.  The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial

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NOTES TO THE FINANCIAL STATEMENTS

intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.  The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

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8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$105,665,206
Gross tax unrealized appreciation	$6,050,237
Gross tax unrealized depreciation	(1,437,473)
Net tax unrealized appreciation	$4,612,764
Undistributed ordinary income	$805,355
Undistributed long-term capital gains	7,255,272
Total distributable earnings	$8,060,627
Other accumulated gain	$—
Total accumulated gain	$12,673,391

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses.  Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$752,643	$1,216,622
Long-term capital gain	7,255,320	4,383,400
	$8,547,963	$5,600,022

(1)  Ordinary income includes short-term gain/loss.

9).  REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed-upon date and price.  Reverse repurchase agreements are regarded as a form of secured borrowing by the Fund.  Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities.  Interest payments made under reverse repurchase agreements were $235,310, and are recorded as a component of interest expense in the Statement of Operations.

During the six months ended April 30, 2018, the average daily balance and average interest rate in effect for reverse repurchase agreements were $31,179,354 and 1.506%, respectively.  Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of April 30, 2018:

Maturity Date	Amount	Interest Rate
May 17, 2018	$ 8,995,000	1.65%
June 21, 2018	$10,794,000	1.90%
July 19, 2018	$ 8,995,000	1.90%

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NOTES TO THE FINANCIAL STATEMENTS

Outstanding reverse repurchase agreements at April 30, 2018, were equal to 40.31% of the Fund’s net assets.

Below is information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities, on both a gross and net basis, as well as instruments and transactions subject to an agreement similar to a master netting arrangement:

		Gross	Net
		Amounts	Amounts
		Offset	Presented	Gross Amounts Not
		in the	in the	Offset in the Statement
	Gross	Statement	Statement	of Assets and Liabilities
	Amounts of	of	of		Collateral
	Recognized	Assets and	Assets and	Financial	Pledged	Net
Description	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Reverse
Repurchase
Agreements	$28,784,000	$ —	$28,784,000	$28,784,000	$ —	$ —
	$28,784,000	$ —	$28,784,000	$28,784,000	$ —	$ —

For additional information, please refer to the “Offsetting Assets and Liabilities” section in Note 2.

10).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,013.40	$9.09
Hypothetical (5% return before expenses)	$1,000.00	$1,015.77	$9.10

(1)	Expenses are equal to the Fund’s expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 3.73%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSY FUNDS	1-800-966-4354

27

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354

29

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY EQUITY AND
INCOME FUND

Investor Class  HEIFX
Institutional Class  HEIIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	17
Statement of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to the Financial Statements	24
Expense Example	32
Proxy Voting Policy and Proxy Voting Records	34
Quarterly Schedule of Investments	34
Federal Tax Distribution Information	34
Important Notice Regarding Delivery of Shareholder Documents	34
Board Approval of Investment Advisory Agreements	35

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Equity and Income Fund –
Investor Class (HEIFX)	1.26%	6.19%	6.17%	6.50%
Hennessy Equity and Income Fund –
Institutional Class (HEIIX)	1.46%	6.63%	6.53%	6.81%
Blended Balanced Index	1.67%	7.53%	8.17%	6.84%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

Expense ratios:  1.48% (Investor Class); 1.10% (Institutional Class)

(1)	Periods less than one year are not annualized.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for the period from March 12, 2010, to October 26, 2012, is that of the FBR Balanced Fund and for the periods prior to March 12, 2010, is that of the AFBA 5 Star Balanced Fund.

The Blended Balanced Index consists of 60% common stocks represented by the S&P 500 Index and 40% bonds represented by the Bloomberg Barclays Capital Intermediate U.S. Government/Credit Index.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  The Bloomberg Barclays Capital Intermediate U.S. Government/Credit Index is an unmanaged index commonly used to measure the performance of U.S. bonds.  One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY EQUITY AND INCOME FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Berkshire Hathaway, Inc., Class B	4.35%
The Progressive Corp.	3.19%
Apple, Inc.	3.09%
Alphabet, Inc., Class C	2.96%
Visa, Inc., Class A	2.92%
Dollar Tree, Inc.	2.81%
Carnival Corp.	2.71%
BlackRock, Inc.	2.64%
Norfolk Southern Corp.	2.36%
CarMax, Inc.	2.22%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

COMMON STOCKS –58.85%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 13.94%
CarMax, Inc. (a)	84,812	$5,300,750	2.22%
Carnival Corp. (b)	102,696	6,476,010	2.71%
Dollar Tree, Inc. (a)	70,197	6,731,190	2.81%
Home Depot, Inc.	25,460	4,705,008	1.97%
Lowe’s Companies, Inc.	23,678	1,951,778	0.81%
NIKE, Inc., Class B	68,116	4,658,453	1.95%
O’Reilly Automotive, Inc. (a)	13,731	3,516,097	1.47%
		33,339,286	13.94%

Consumer Staples – 2.79%
Altria Group, Inc.	73,722	4,136,542	1.73%
The Coca-Cola Co.	58,402	2,523,550	1.06%
		6,660,092	2.79%

Energy – 1.43%
Chevron Corp.	27,328	3,419,006	1.43%

Financials – 15.04%
Alleghany Corp.	7,711	4,431,280	1.85%
Bank of America Corp.	87,139	2,607,199	1.09%
Berkshire Hathaway, Inc., Class B (a)	53,661	10,395,746	4.35%
BlackRock, Inc.	12,090	6,304,935	2.64%
The Progressive Corp.	126,697	7,638,562	3.19%
Wells Fargo & Co.	88,376	4,592,017	1.92%
		35,969,739	15.04%

Health Care – 2.77%
Alexion Pharmaceuticals, Inc. (a)	33,305	3,917,667	1.64%
Bristol-Myers Squibb Co.	51,758	2,698,145	1.13%
		6,615,812	2.77%

Industrials – 8.54%
Deere & Co.	27,353	3,701,681	1.55%
FedEx Corp.	14,098	3,485,026	1.46%
General Dynamics Corp.	24,976	5,027,919	2.10%
Norfolk Southern Corp.	39,287	5,636,506	2.36%
Southwest Airlines Co.	48,591	2,567,062	1.07%
		20,418,194	8.54%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology – 10.84%
Alphabet, Inc., Class C (a)	6,962	$7,082,651	2.96%
Apple, Inc.	44,622	7,374,232	3.09%
Cisco Systems, Inc.	100,967	4,471,828	1.87%
Visa, Inc., Class A	55,037	6,983,095	2.92%
		25,911,806	10.84%

Materials – 2.58%
Albemarle Corp.	22,640	2,195,175	0.92%
NewMarket Corp.	10,448	3,965,538	1.66%
		6,160,713	2.58%

Telecommunication Services – 0.92%
Verizon Communications, Inc.	44,806	2,211,176	0.92%

Total Common Stocks
(Cost $110,995,304)		140,705,824	58.85%

PREFERRED STOCKS – 1.96%

Consumer Staples – 0.09%
CHS, Inc., Series 4, 7.500%, Perpetual	7,380	203,393	0.09%

Energy – 0.05%
Enbridge, Inc., Series B, 6.375% to 04/15/2023, 3.593% to
04/15/2028, 3.843% to 04/15/2043 then 3 Month
LIBOR USD + 4.593%, 04/15/2078 (a)(b)(f)	5,095	128,649	0.05%

Financials – 1.70%
Aegon N.V., 6.375%, Perpetual (b)	4,050	104,045	0.04%
Arch Capital Group Ltd., Series F, 5.450%, Perpetual (b)	5,200	125,476	0.05%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	2,700	65,448	0.03%
Banc of California, Inc., Series E, 7.000%, Perpetual	4,065	103,332	0.04%
Bank of America Corp.
Series EE, 6.000%, Perpetual	3,710	95,607	0.04%
Series CC, 6.200%, Perpetual	2,440	63,099	0.03%
BB&T Corp.
5.625%, Perpetual	4,575	117,989	0.05%
Series F, 5.200%, Perpetual	4,800	120,624	0.05%
Capital One Financial Corp.
Series F, 6.200%, Perpetual	4,610	120,828	0.05%
Series H, 6.000%, Perpetual	4,675	120,896	0.05%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

PREFERRED STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Citigroup, Inc.
Series C, 5.800%, Perpetual	3,935	$99,241	0.04%
Series S, 6.300%, Perpetual	3,855	101,232	0.04%
Fannie Mae Preferred, Series S, 8.250%, Perpetual (a)	7,000	44,800	0.02%
Fifth Third Bancorp, Series I, 6.625% to 12/31/2023
then 3 Month LIBOR USD+ 3.710%, Perpetual (f)	1,300	36,894	0.02%
First Republic Bank
Series F, 5.700%, Perpetual	3,465	88,566	0.04%
Series G, 5.500%, Perpetual	3,610	91,008	0.04%
Huntington Bancshares, Inc., Series D, 6.250%, Perpetual	6,290	164,672	0.07%
IBERIABANK Corp., Series B, 6.625% to 08/01/2025 then
3 Month LIBOR USD + 4.262%, Perpetual (f)	1,920	52,224	0.02%
ING Groep N.V., 6.125%, Perpetual (b)	2,055	52,135	0.02%
JPMorgan Chase & Co., Series BB, 6.150%, Perpetual	9,030	236,857	0.10%
KeyCorp, Series E, 6.125% to 12/15/2026 then
3 Month LIBOR USD + 3.892%, Perpetual (f)	4,520	122,628	0.05%
Legg Mason, Inc.
5.450%, 09/15/2056	2,295	54,896	0.02%
6.375%, 03/15/2056	2,051	53,203	0.02%
Morgan Stanley, Series I, 6.375% to 10/15/2024 then
3 Month LIBOR USD + 3.708%, Perpetual (f)	7,585	202,823	0.09%
National General Holdings Corp., Series C, 7.500%, Perpetual	2,795	69,651	0.03%
Regions Financial Corp., Series B, 6.375% to 09/15/2024 then
3 Month LIBOR USD +3.536%, Perpetual (f)	4,355	120,111	0.05%
State Street Corp
Series D, 5.900% to 03/15/2024 then 3 Month
LIBOR USD + 3.108%, Perpetual (f)	4,465	117,831	0.05%
Series E, 6.000%, Perpetual	4,585	119,439	0.05%
TCF Financial Corp., Series C, 5.700%, Perpetual	2,220	55,100	0.02%
The Allstate Corp.
Series E, 6.625%, Perpetual	4,120	107,367	0.05%
Series G, 5.625%, Perpetual (a)	5,700	142,899	0.06%
The Charles Schwab Corp.
Series C, 6.000%, Perpetual	4,575	118,904	0.05%
Series D, 5.950%, Perpetual	4,625	120,296	0.05%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month
LIBOR USD + 3.550%, Perpetual (f)	2,715	75,151	0.03%
Series N, 6.300%, Perpetual	2,755	72,016	0.03%
U.S. Bancorp, Series F, 6.500% to 01/15/2022 then
3 Month LIBOR USD + 4.447%, Perpetual (d)(f)	3,240	89,424	0.04%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

PREFERRED STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Validus Holdings Ltd., Series A, 5.875%, Perpetual (b)	5,700	$142,500	0.06%
Webster Financial Corp., Series F, 5.250%, Perpetual	1,075	25,424	0.01%
Wells Fargo & Co.
Series V, 6.000%, Perpetual	4,610	118,800	0.05%
Series X, 5.500%, Perpetual	5,045	124,763	0.05%
		4,058,199	1.70%

Telecommunication Services – 0.05%
AT&T, Inc., 5.350%, 11/01/2066	5,300	130,274	0.05%

Utilities – 0.07%
DTE Energy Co., Series F, 6.000%, 12/15/2076	2,605	67,678	0.03%
The Southern Co., 6.250%, 10/15/2075	4,025	104,247	0.04%
		171,925	0.07%
Total Preferred Stocks
(Cost $4,812,365)		4,692,440	1.96%

REITS – 0.62%

Financials – 0.62%
Annaly Capital Management, Inc., Series F, 6.950% to 09/30/2022
then 3 Month LIBOR USD + 4.993%, Perpetual (f)	5,050	127,209	0.05%
Apollo Commercial Real Estate Finance, Inc.	7,975	143,709	0.06%
Chimera Investment Corp.	8,250	144,293	0.06%
Chimera Investment Corp.
Series A, 8.000%, Perpetual	4,925	124,356	0.05%
Series B, 8.000% to 03/30/2024 then 3 Month
LIBOR USD + 5.791%, Perpetual (f)	2,665	67,425	0.03%
Invesco Mortgage Capital, Inc., Series C, 7.500% to
09/27/2027 then 3 Month LIBOR USD + 5.289%, Perpetual (f)	5,150	123,343	0.05%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	4,505	108,075	0.05%
Public Storage, Series B, 5.400%, Perpetual	3,275	81,220	0.03%
Starwood Property Trust, Inc.	6,925	145,148	0.06%
Two Harbors Investment Corp.	9,400	143,444	0.06%
Two Harbors Investment Corp., Series B, 7.625% to 07/27/2027
then 3 Month LIBOR USD + 5.352%, Perpetual (f)	8,105	202,625	0.09%
Vornado Realty Trust, Series M, 5.250%, Perpetual	3,495	76,086	0.03%
		1,486,933	0.62%
Total REITS
(Cost $1,516,325)		1,486,933	0.62%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

CORPORATE BONDS – 24.96%	Par		% of
	Amount	Value	Net Assets
Consumer Discretionary – 0.50%
Ford Motor Co., 7.450%, 07/16/2031	1,000,000	$1,186,429	0.50%

Consumer Staples – 0.57%
CVS Health Corp., 4.125%, 05/15/2021	1,000,000	1,022,167	0.43%
Wal-Mart Stores, Inc., 5.000%, 10/25/2040	300,000	345,553	0.14%
		1,367,720	0.57%

Energy – 2.37%
Boardwalk Pipelines LP, 4.450%, 07/15/2027	1,200,000	1,172,779	0.49%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	987,663	0.41%
Encana Corp., 3.900%, 11/15/2021 (b)	1,600,000	1,612,854	0.67%
Husky Energy, Inc., 4.000%, 04/15/2024 (b)	750,000	753,262	0.32%
National Oilwell Varco, Inc., 2.600%, 12/01/2022	1,200,000	1,144,831	0.48%
		5,671,389	2.37%

Financials – 12.94%
American International Group, Inc.
4.125%, 02/15/2024	1,000,000	1,008,269	0.42%
4.875%, 06/01/2022	1,000,000	1,047,866	0.44%
Associates Corporation of North America, 6.950%, 11/01/2018	300,000	306,557	0.13%
BB&T Corp., 2.300%, 10/15/2018	1,000,000	999,182	0.42%
Boston Properties, Inc., 5.875%, 10/15/2019	700,000	725,953	0.30%
Capital One Financial Corp., 4.750%, 07/15/2021	1,500,000	1,559,781	0.65%
Capital One NA, 2.250%, 09/13/2021	500,000	480,507	0.20%
Comerica, Inc., 2.125%, 05/23/2019	500,000	497,100	0.21%
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
5.450%, 06/15/2023 (e)	1,220,000	1,284,581	0.54%
Discover Financial Services, 5.200%, 04/27/2022	900,000	939,241	0.39%
First Niagara Financial Group, Inc., 6.750%, 03/19/2020	590,000	626,868	0.26%
Fifth Third Bancorp, 2.375%, 04/25/2019	1,775,000	1,771,387	0.74%
General Electric Capital Corp., 6.000%, 08/07/2019	610,000	633,312	0.27%
JPMorgan Chase & Co., 2.700%, 05/18/2023	1,000,000	959,052	0.40%
KeyCorp
5.100%, 03/24/2021	950,000	997,560	0.42%
2.300%, 12/13/2018	2,600,000	2,597,105	1.08%
Lincoln National Corp., 6.250%, 02/15/2020	780,000	820,526	0.34%
Morgan Stanley, 5.500%, 07/28/2021	2,333,000	2,481,168	1.04%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	398,653	0.17%
Qwest Capital Funding, Inc., 6.500%, 11/15/2018	700,000	714,000	0.30%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

CORPORATE BONDS	Par		% of
	Amount	Value	Net Assets
Financials (Continued)
Raymond James Financial, Inc.
3.625%, 09/15/2026	1,500,000	$1,454,904	0.61%
5.625%, 04/01/2024	700,000	764,615	0.32%
Synchrony Financial, 3.750%, 08/15/2021	1,200,000	1,205,887	0.51%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,247,155	0.52%
The Goldman Sachs Group, Inc.
5.375%, 03/15/2020	1,100,000	1,146,556	0.48%
6.000%, 06/15/2020	1,500,000	1,586,962	0.66%
The Toronto-Dominion Bank, 2.125%, 07/02/2019 (b)	1,500,000	1,490,698	0.62%
Westpac Banking Corp., 4.875%, 11/19/2019 (b)	450,000	463,073	0.19%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	728,242	0.31%
		30,936,760	12.94%

Health Care – 2.78%
Agilent Technologies, Inc., 5.000%, 07/15/2020	650,000	676,166	0.28%
Amgen, Inc.
3.450%, 10/01/2020	1,000,000	1,010,319	0.42%
3.625%, 05/22/2024	1,500,000	1,496,800	0.63%
Celgene Corp., 3.625%, 05/15/2024	1,600,000	1,566,603	0.65%
Express Scripts Holding Co., 3.500%, 06/15/2024	700,000	671,527	0.28%
Zoetis, Inc., 3.250%, 02/01/2023	1,250,000	1,233,626	0.52%
		6,655,041	2.78%

Industrials – 0.42%
Rio Tinto Finance USA Ltd., 3.750%, 06/15/2025 (b)	1,000,000	1,010,251	0.42%

Information Technology – 1.32%
Alibaba Group Holding Ltd, 3.600%, 11/28/2024 (b)	1,000,000	984,250	0.41%
Apple, Inc., 4.500%, 02/23/2036	250,000	268,184	0.11%
Corning, Inc.
6.625%, 05/15/2019	695,000	721,492	0.30%
6.850%, 03/01/2029	275,000	335,713	0.14%
Juniper Networks, Inc., 4.600%, 03/15/2021	600,000	613,397	0.26%
Oracle Corp., 2.650%, 07/15/2026	250,000	231,416	0.10%
		3,154,452	1.32%

Materials – 1.59%
AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022 (b)	1,000,000	1,026,433	0.43%
Goldcorp, Inc., 3.625%, 06/09/2021 (b)	750,000	750,712	0.31%
Newmont Mining Corp., 3.500%, 03/15/2022	1,000,000	996,095	0.42%
The Dow Chemical Co., 4.250%, 11/15/2020	1,000,000	1,024,639	0.43%
		3,797,879	1.59%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

CORPORATE BONDS	Par		% of
	Amount	Value	Net Assets
Retail Trade – 0.44%
Macy’s Retail Holdings, Inc.
4.375%, 09/01/2023	900,000	$897,539	0.38%
4.500%, 12/15/2034	175,000	149,198	0.06%
		1,046,737	0.44%

Telecommunication Services – 2.03%
AT&T, Inc.
3.000%, 02/15/2022	500,000	492,298	0.21%
4.250%, 03/01/2027	980,000	974,653	0.41%
5.350%, 09/01/2040	200,000	204,860	0.08%
5.800%, 02/15/2019	800,000	818,551	0.34%
Deutsche Telekom AG, 6.000%, 07/08/2019 (b)	1,160,000	1,202,721	0.51%
Verizon Communications, Inc., 2.450%, 11/01/2022	1,200,000	1,149,105	0.48%
		4,842,188	2.03%
Total Corporate Bonds
(Cost $60,075,795)		59,668,846	24.96%

MORTGAGE BACKED SECURITIES – 4.70%
Fannie Mae Pool
3.000%, 10/01/2043	2,739,050	2,665,982	1.12%
3.500%, 01/01/2042	531,538	531,857	0.22%
4.000%, 10/01/2041	641,926	659,067	0.28%
4.000%, 12/01/2041	544,008	558,529	0.23%
4.500%, 08/01/2020	25,036	25,348	0.01%
6.000%, 10/01/2037	130,618	145,615	0.06%
Fannie Mae REMICS
Series 13-52, 1.250%, 06/25/2043	174,044	157,002	0.07%
Series 12-22, 2.000%, 11/25/2040	150,207	144,702	0.06%
Series 12-16, 2.000%, 11/25/2041	129,231	122,137	0.05%
Series 10-134, 2.250%, 03/25/2039	121,269	118,972	0.05%
Freddie Mac Gold Pool
3.000%, 05/01/2042	940,420	915,836	0.38%
3.000%, 09/01/2042	1,863,152	1,814,596	0.76%
3.500%, 01/01/2048	1,779,219	1,768,917	0.74%
5.000%, 05/01/2020	22,217	22,410	0.01%
5.500%, 04/01/2037	80,525	89,175	0.04%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	111,093	107,089	0.05%
Series 4309, 2.000%, 10/15/2043	106,304	100,892	0.04%
Series 3928, 2.500%, 08/15/2040	314,235	307,304	0.13%
Series 3870, 2.750%, 01/15/2041	82,948	80,712	0.03%
Series 4016, 3.000%, 09/15/2039	325,768	321,384	0.13%
Series 4322, 3.000%, 05/15/2043	321,589	319,118	0.13%
Government National Mortgage Association, 1.750%, 02/16/2043	272,516	256,550	0.11%

Total Mortgage Backed Securities
(Cost $11,503,876)		11,233,194	4.70%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

U.S. TREASURY OBLIGATIONS – 3.41%	Par		% of
	Amount	Value	Net Assets
U.S. Treasury Bonds – 0.41%
U.S. Treasury Bonds, 3.625%, 02/15/2044	900,000	$986,308	0.41%

U.S. Treasury Notes – 3.00%
U.S. Treasury Notes
1.500%, 08/31/2018	2,250,000	2,246,704	0.94%
2.250%, 02/15/2027	1,470,000	1,392,423	0.58%
2.625%, 11/15/2020	1,250,000	1,251,343	0.52%
3.625%, 08/15/2019	2,250,000	2,285,288	0.96%
		7,175,758	3.00%
Total U.S. Treasury Obligations
(Cost $8,303,118)		8,162,066	3.41%

U.S. GOVERNMENT AGENCY ISSUES – 2.61%
Fannie Mae
1.500%, 08/10/2021	1,000,000	957,167	0.40%
1.500%, 04/18/2028 (g)	1,000,000	988,370	0.41%
2.500%, 03/30/2026 (g)	1,200,000	1,195,969	0.50%
Federal Home Loan Banks
1.250%, 10/17/2031 (g)	1,250,000	1,188,186	0.50%
2.750%, 07/11/2031	800,000	731,398	0.31%
Freddie Mac
2.000%, 10/27/2023	1,200,000	1,174,865	0.49%

Total U.S. Government Agency Issues
(Cost $6,397,845)		6,235,955	2.61%

INVESTMENT COMPANIES (EXCLUDING
MONEY MARKET FUNDS) – 1.25%
Apollo Investment Corp.	26,675	143,245	0.06%
Ares Capital Corp.	9,500	152,380	0.06%
FS Investment Corp.	20,000	152,000	0.06%
Gladstone Capital Corp.	16,600	145,084	0.06%
Guggenheim Credit Allocation Fund	34,000	729,980	0.31%
Hercules Capital, Inc.	12,225	151,590	0.06%
Main Street Capital Corp.	3,975	150,096	0.06%
Monroe Capital Corp.	11,300	145,318	0.06%
New Mountain Finance Corp.	11,275	152,212	0.06%
SPDR Barclays Capital High Yield Bond	1,000	35,870	0.02%
SPDR Barclays Short Term High Yield	4,000	109,680	0.05%
SPDR Wells Fargo Preferred Stock ETF	2,800	119,840	0.05%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

INVESTMENT COMPANIES (EXCLUDING	Par Amount/		% of
MONEY MARKET FUNDS)	Number of Shares	Value	Net Assets
TPG Specialty Lending, Inc.	8,225	$148,544	0.06%
Triangle Capital Corp.	12,700	147,193	0.06%
Vanguard High-Yield Corporate Fund	89,820	517,364	0.22%

Total Investment Companies (Excluding Money Market Funds)
(Cost $3,215,800)		3,000,396	1.25%

SHORT-TERM INVESTMENTS – 0.60%

Money Market Funds – 0.60%
Fidelity Government Portfolio, Institutional Class, 1.58% (c)	1,422,883	1,422,883	0.60%

Total Short-Term Investments
(Cost $1,422,883)		1,422,883	0.60%

Total Investments
(Cost $208,243,311) – 98.96%		236,608,537	98.96%
Other Assets in Excess of Liabilities – 1.04%		2,481,680	1.04%

TOTAL NET ASSETS – 100.00%		$239,090,217	100.00%

Percentages are stated as a percent of net assets.

PLC – Public Limited Company
REIT – Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2018.
(d)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the three-month period ended January 31, 2018, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$93,213
Purchase Cost	$—
Sales Cost	$—
Ending Cost	$93,213
Dividend Income	$2,633
Net Change in
Unrealized Appreciation	$(3,823)
Realized Gain (Loss)	$—
Shares	3,240
Market Value	$89,424

(e)
Rule 144A security. Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  Rule 144A securities may be resold in transactions exempt from registration to qualified institutional investors.  As of April 30, 2018, the market value of this security totaled $1,284,581, which represents 0.54% of net assets.

(f)	Variable rate security; rate disclosed is the current rate as of April 30, 2018.
(g)	Step-up bond; rate disclosed is the current rate as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$33,339,286	$—	$—	$33,339,286
Consumer Staples	6,660,092	—	—	6,660,092
Energy	3,419,006	—	—	3,419,006
Financials	35,969,739	—	—	35,969,739
Health Care	6,615,812	—	—	6,615,812
Industrials	20,418,194	—	—	20,418,194
Information Technology	25,911,806	—	—	25,911,806
Materials	6,160,713	—	—	6,160,713
Telecommunication Services	2,211,176	—	—	2,211,176
Total Common Stocks	$140,705,824	$—	$—	$140,705,824
Preferred Stocks
Consumer Staples	$203,393	$—	$—	$203,393
Energy	128,649	—	—	128,649
Financials	4,003,099	55,100	—	4,058,199
Telecommunication Services	130,274	—	—	130,274
Utilities	171,925	—	—	171,925
Total Preferred Stocks	$4,637,340	$55,100	$—	$4,692,440
REITS
Financials	$1,486,933	$—	$—	$1,486,933
Total REITS	$1,486,933	$—	$—	$1,486,933
Corporate Bonds
Consumer Discretionary	$—	$1,186,429	$—	$1,186,429
Consumer Staples	—	1,367,720	—	1,367,720
Energy	—	5,671,389	—	5,671,389
Financials	—	30,936,760	—	30,936,760
Health Care	—	6,655,041	—	6,655,041
Industrials	—	1,010,251	—	1,010,251
Information Technology	—	3,154,452	—	3,154,452
Materials	—	3,797,879	—	3,797,879
Retail Trade	—	1,046,737	—	1,046,737
Telecommunication Services	—	4,842,188	—	4,842,188
Total Corporate Bonds	$—	$59,668,846	$—	$59,668,846
Mortgage Backed Securities	$—	$11,233,194	$—	$11,233,194
U.S. Treasury Obligations
U.S. Treasury Bonds	$—	$986,308	$—	$986,308
U.S. Treasury Notes	—	7,175,758	—	7,175,758
Total U.S. Treasury Obligations	$—	$8,162,066	$—	$8,162,066
U.S. Government Agency Issues	$—	$6,235,955	$—	$6,235,955
Investment Companies (Excluding
Money Market Funds)	$3,000,396	$—	$—	$3,000,396
Short-Term Investments
Money Market Funds	$1,422,883	$—	$—	$1,422,883
Total Short-Term Investments	$1,422,883	$—	$—	$1,422,883
Total Investments	$151,253,376	$85,355,161	$—	$236,608,537

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized transfers between Level 1 and Level 2.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Preferred Stock
Transfers into Level 1	$—
Transfers out of Level 1	(55,100)
Net Transfers into/(out of) Level 1	$(55,100)
Transfers into Level 2	$55,100
Transfers out of Level 2	—
Net transfers into/(out of) Level 2	$55,100

The Fund transferred $55,100 from Level 1 to Level 2 at April 30, 2018. The security was being actively traded on October 31, 2017, but was transferred due to lack of an active market on April 30, 2018.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost $208,150,098)	$236,519,113
Investments in affiliated securities, at value (cost $93,213)	89,424
Total investments in securities, at value (cost $208,243,311)	236,608,537
Dividends and interest receivable	918,361
Receivable for fund shares sold	43,758
Receivable for securities sold	4,322,291
Prepaid expenses and other assets	32,430
Total Assets	241,925,377

LIABILITIES:
Payable for securities purchased	2,206,983
Payable for fund shares redeemed	286,047
Payable to advisor	159,623
Payable to administrator	41,854
Payable to auditor	10,259
Accrued distribution fees	29,200
Accrued service fees	11,363
Accrued trustees fees	4,846
Accrued expenses and other payables	84,985
Total Liabilities	2,835,160
NET ASSETS	$239,090,217

NET ASSETS CONSIST OF:
Capital stock	$199,409,290
Accumulated net investment income	80,355
Accumulated net realized gain on investments	11,235,346
Unrealized net appreciation on investments	28,365,226
Total Net Assets	$239,090,217

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$136,366,603
Shares issued and outstanding	8,767,150
Net asset value, offering price and redemption price per share	$15.55

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$102,723,614
Shares issued and outstanding	6,996,992
Net asset value, offering price and redemption price per share	$14.68

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$1,665,806
Dividend income from affiliated securities	2,633
Interest income	1,350,858
Total investment income	3,019,297

EXPENSES:
Investment advisory fees (See Note 5)	1,024,722
Sub-transfer agent expenses – Investor Class (See Note 5)	169,357
Sub-transfer agent expenses – Institutional Class (See Note 5)	45,764
Administration, fund accounting, custody and transfer agent fees (See Note 5)	120,468
Distribution fees – Investor Class (See Note 5)	110,450
Service fees – Investor Class (See Note 5)	73,633
Federal and state registration fees	18,468
Compliance expense (See Note 5)	14,628
Reports to shareholders	14,183
Audit fees	10,862
Trustees’ fees and expenses	9,487
Legal fees	756
Interest expense (See Note 7)	40
Other expenses	10,499
Total expenses	1,623,317
NET INVESTMENT INCOME	$1,395,980

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on:
Unaffiliated investments	$11,245,864
Affiliated investments	—
Net change in unrealized appreciation on:
Unaffiliated investments	(8,309,506)
Affiliated investments	(3,823)
Net gain on investments	2,932,535
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,328,515

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$1,395,980	$2,708,905
Net realized gain on investments	11,245,864	18,193,893
Net change in unrealized appreciation on investments	(8,313,329)	19,387,071
Net increase in net assets resulting from operations	4,328,515	40,289,869

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(655,828)	(1,353,800)
Net investment income – Institutional Class	(763,234)	(1,431,025)
Net realized gains – Investor Class	(7,803,712)	(16,086,706)
Net realized gains – Institutional Class	(5,611,760)	(10,462,912)
Total distributions	(14,834,534)	(29,334,443)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	4,050,663	8,054,934
Proceeds from shares subscribed – Institutional Class	5,389,287	20,836,993
Dividends reinvested – Investor Class	8,227,392	17,017,145
Dividends reinvested – Institutional Class	5,042,520	9,255,346
Cost of shares redeemed – Investor Class	(25,296,690)	(78,489,456)
Cost of shares redeemed – Institutional Class	(13,880,293)	(53,524,682)
Net decrease in net assets derived
from capital share transactions	(16,467,121)	(76,849,720)
TOTAL DECREASE IN NET ASSETS	(26,973,140)	(65,894,294)

NET ASSETS:
Beginning of period	266,063,357	331,957,651
End of period	$239,090,217	$266,063,357
Undistributed net investment income, end of period	$80,355	$103,437

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	253,666	516,776
Shares sold – Institutional Class	354,738	1,415,138
Shares issued to holders as reinvestment
of dividends – Investor Class	518,446	1,128,293
Shares issued to holders as reinvestment
of dividends – Institutional Class	336,434	648,210
Shares redeemed – Investor Class	(1,570,299)	(5,022,332)
Shares redeemed – Institutional Class	(914,883)	(3,644,869)
Net decrease in shares outstanding	(1,021,898)	(4,958,784)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$16.24

Income from investment operations:
Net investment income	0.08
Net realized and unrealized gains (losses) on investments	0.14
Total from investment operations	0.22

Less distributions:
Dividends from net investment income	(0.07)
Dividends from net realized gains	(0.84)
Total distributions	(0.91)
Net asset value, end of period	$15.55

TOTAL RETURN	1.26	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$136.37
Ratio of expenses to average net assets:
Before expense reimbursement	1.44	%(2)
After expense reimbursement	1.44	%(2)
Ratio of net investment income to average net assets:
Before expense reimbursement	0.92	%(2)
After expense reimbursement	0.92	%(2)
Portfolio turnover rate(3)	10	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$15.61	$16.15	$16.68	$15.77	$13.96

0.14	0.14	0.13	0.16	0.23
1.95	(0.16)	0.11	1.41	1.81
2.09	(0.02)	0.24	1.57	2.04

(0.12)	(0.13)	(0.13)	(0.16)	(0.23)
(1.34)	(0.39)	(0.64)	(0.50)	—
(1.46)	(0.52)	(0.77)	(0.66)	(0.23)
$16.24	$15.61	$16.15	$16.68	$15.77

14.16%	(0.12)%	1.43%	10.28%	14.72%

$155.33	$202.04	$292.84	$284.45	$233.25

1.43%	1.43%	1.38%	1.33%	1.36%
1.43%	1.43%	1.38%	1.33%	1.33%

0.78%	0.84%	0.83%	1.01%	1.51%
0.78%	0.84%	0.83%	1.01%	1.54%
15%	24%	39%	28%	52%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.34

Income from investment operations:
Net investment income	0.10
Net realized and unrealized gains (losses) on investments	0.14
Total from investment operations	0.24

Less distributions:
Dividends from net investment income	(0.11)
Dividends from net realized gains	(0.79)
Total distributions	(0.90)
Net asset value, end of period	$14.68

TOTAL RETURN	1.46	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$102.72
Ratio of expenses to average net assets	1.04	%(2)
Ratio of net investment income to average net assets	1.32	%(2)
Portfolio turnover rate(3)	10	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$14.76	$15.28	$15.80	$14.97	$13.29

0.16	0.18	0.19	0.20	0.25
1.87	(0.13)	0.09	1.33	1.72
2.03	0.05	0.28	1.53	1.97

(0.18)	(0.20)	(0.19)	(0.20)	(0.29)
(1.27)	(0.37)	(0.61)	(0.50)	—
(1.45)	(0.57)	(0.80)	(0.70)	(0.29)
$15.34	$14.76	$15.28	$15.80	$14.97

14.60%	0.30%	1.75%	10.60%	14.99%

$110.74	$129.91	$168.84	$102.10	$85.12
1.05%	1.03%	1.04%	1.05%	1.06%
1.16%	1.23%	1.18%	1.29%	1.95%
15%	24%	39%	28%	52%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Equity and Income Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital growth and current income. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

HENNESSY FUNDS	1-800-966-4354

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $16,333,407 and $47,638,318, respectively.

Purchases and sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018, were $7,977,559 and $8,463,940, respectively.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

HENNESSY FUNDS	1-800-966-4354

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.80%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the equity allocation of the Fund to The London Company of Virginia, LLC and has delegated the day-to-day management of the fixed income allocation of the Fund to Financial Counselors, Inc. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at a rate of 0.33% for the equity allocation and 0.27% for the fixed income allocation.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund had an outstanding average daily balance and a weighted average interest rate of $1,890 and 4.50%, respectively. The interest expensed by the Fund during the six months ended April 30, 2018, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $342,000. As of April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

HENNESSY FUNDS	1-800-966-4354

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$230,094,090
Gross tax unrealized appreciation	$39,103,812
Gross tax unrealized depreciation	(2,435,698)
Net tax unrealized appreciation	$36,668,114
Undistributed ordinary income	$103,437
Undistributed long-term capital gains	13,415,395
Total distributable earnings	$13,518,832
Other accumulated gain	$—
Total accumulated gain	$50,186,946

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$1,419,062	$2,761,400
Long-term capital gain	13,415,472	26,573,043
	$14,834,534	$29,334,443

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

HENNESSYFUNDS.COM

NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

HENNESSY FUNDS	1-800-966-4354

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM

EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,012.60	$7.19
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Institutional Class
Actual	$1,000.00	$1,014.60	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,019.64	$5.21

(1)
Expenses are equal to the Fund’s expense ratio of 1.44% for Investor Class shares or 1.04% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

HENNESSY FUNDS	1-800-966-4354

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

HENNESSYFUNDS.COM

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”) and the sub-advisory agreement for the equity allocation of the Fund between the Advisor and The London Company, LLC, and the sub-advisory agreement for the fixed income allocation of the Fund between the Advisor and Financial Counselors, Inc. (with The London Company, LLC and Financial Counselors, Inc. herein referred to as individually as a “Sub-Advisor” and together as the “Sub-Advisors”). As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor and the Sub-Advisors to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program;

(11)	The Advisor’s current Form ADV Part I;

(12)	A completed questionnaire from each Sub-Advisor and summary thereof;

(13)	Each Sub-Advisor’s Code of Ethics;

(14)	Each Sub-Advisor’s Form ADV Parts I and II; and

(15)	Financial information for the holding company of each Sub-Advisor.

HENNESSY FUNDS	1-800-966-4354

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisors;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisors;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisors from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor oversees the Sub-Advisors for the Fund, and the Sub-Advisors act as the portfolio managers for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisors and the Fund’s other service providers, conducting on-site visits to the Sub-Advisors and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

HENNESSYFUNDS.COM

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(e)
The Advisor oversees the selection and continued employment of each Sub-Advisor, reviews the Fund’s investment performance, and monitors each Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	The Advisor reviews the written summaries prepared by the Sub-Advisors of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by each Sub-Advisor:

(a)	Each Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, each Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	Each Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

HENNESSY FUNDS	1-800-966-4354

(c)
Each Sub-Advisor prepares a written summary of the Fund’s performance (with respect to the equity allocation or the fixed income allocation, as applicable) for the most recent 12-month period for each annual report of the Fund.

(d)
Each Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisors. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisors, involves more comprehensive and substantive duties than the duties of the Sub-Advisors. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisors. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisors is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor and the Sub-Advisors manage the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

HENNESSYFUNDS.COM

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisors, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisors are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisors from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisors may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisors from their relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisors, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY BALANCED
FUND

Investor Class  HBFBX

hennessyfunds.com  |  1-800-966-4354

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Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	14
Expense Example	20
Proxy Voting Policy and Proxy Voting Records	21
Quarterly Schedule of Investments	21
Federal Tax Distribution Information	21
Important Notice Regarding Delivery of Shareholder Documents	21
Board Approval of Investment Advisory Agreement	22

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Balanced Fund (HBFBX)	1.62%	5.95%	4.44%	4.14%
50/50 Blended DJIA/Treasury Index	2.49%	9.18%	6.67%	5.26%
Dow Jones Industrial Average	4.51%	18.09%	12.96%	9.39%

Expense ratio:  1.83%

(1)	Periods less than one year are not annualized.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The 50/50 Blended DJIA/Treasury Index consists of 50% common stocks represented by the Dow Jones Industrial Average and 50% short-duration Treasury securities represented by the ICE BofAML 1-Year U.S. Treasury Note Index.  The Dow Jones Industrial Average is an unmanaged index commonly used to measure the performance of U.S. stocks.  The ICE BofAML 1-Year U.S. Treasury Note Index is an unmanaged index comprised of Treasury securities maturing in approximately one year.  One cannot invest directly in an index.

The expense ratio presented is from the most recent prospectus.  The expense ratio for the current reporting period is available in the Financial Highlights section of this report.

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4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY BALANCED FUND
(% of Net Assets)

TOP TEN HOLDINGS	% NET ASSETS
U.S. Treasury Bill,1.830%, 01/31/2019	16.69%
U.S. Treasury Bill, 1.680%, 05/24/2018	8.47%
U.S. Treasury Bill, 1.780%, 06/21/2018	8.46%
U.S. Treasury Bill, 1.650%, 12/06/2018	8.38%
Cisco Systems, Inc.	5.74%
Chevron Corp.	5.12%
International Business Machines Corp.	4.76%
Pfizer, Inc.	4.73%
Verizon Communications, Inc.	4.69%
Exxon Mobil Corp.	4.52%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

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5

COMMON STOCKS – 47.64%	Number		% of
	of Shares	Value	Net Assets
Consumer Staples – 8.26%
The Coca-Cola Co.	11,350	$490,433	4.15%
The Procter & Gamble Co.	6,700	484,678	4.11%
		975,111	8.26%

Energy – 9.64%
Chevron Corp.	4,830	604,281	5.12%
Exxon Mobil Corp.	6,850	532,588	4.52%
		1,136,869	9.64%

Health Care – 6.33%
Merck & Co., Inc.	3,200	188,384	1.60%
Pfizer, Inc.	15,252	558,376	4.73%
		746,760	6.33%

Industrials – 4.54%
Caterpillar, Inc.	980	141,473	1.20%
General Electric Co.	28,052	394,691	3.34%
		536,164	4.54%

Information Technology – 14.18%
Cisco Systems, Inc.	15,300	677,637	5.74%
Intel Corp.	8,400	433,608	3.68%
International Business Machines Corp.	3,872	561,285	4.76%
		1,672,530	14.18%

Telecommunication Services – 4.69%
Verizon Communications, Inc.	11,208	553,115	4.69%

Total Common Stocks
(Cost $5,233,743)		5,620,549	47.64%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 51.62%	Number of Shares/		% of
	Par Amount	Value	Net Assets
Money Market Funds – 1.21%
Fidelity Government Portfolio, Institutional Class, 1.58% (a)	143,171	$143,171	1.21%

U.S. Treasury Bills – 50.41%
1.680%, 05/24/2018 (b)	1,000,000	999,288	8.47%
1.780%, 06/21/2018 (b)	1,000,000	998,328	8.46%
1.760%, 07/19/2018 (b)	500,000	498,080	4.22%
2.000%, 11/08/2018 (b)	500,000	494,932	4.19%
1.650%, 12/06/2018 (b)	1,000,000	988,851	8.38%
1.830%, 01/31/2019 (b)	2,000,000	1,968,719	16.69%
		5,948,198	50.41%
Total Short-Term Investments
(Cost $6,096,875)		6,091,369	51.62%

Total Investments
(Cost $11,330,618) – 99.26%		11,711,918	99.26%
Other Assets in Excess of Liabilities – 0.74%		86,912	0.74%

TOTAL NET ASSETS – 100.00%		$11,798,830	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2018.
(b)	The rate listed is discount rate at issue.

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Staples	$975,111	$—	$—	$975,111
Energy	1,136,869	—	—	1,136,869
Health Care	746,760	—	—	746,760
Industrials	536,164	—	—	536,164
Information Technology	1,672,530	—	—	1,672,530
Telecommunication Services	553,115	—	—	553,115
Total Common Stocks	$5,620,549	$—	$—	$5,620,549
Short-Term Investments
Money Market Funds	$143,171	$—	$—	$143,171
U.S. Treasury Bills	—	5,948,198	—	5,948,198
Total Short-Term Investments	$143,171	$5,948,198	$—	$6,091,369
Total Investments	$5,763,720	$5,948,198	$—	$11,711,918

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $11,330,618)	$11,711,918
Dividends and interest receivable	11,409
Receivable for fund shares sold	250
Receivable for securities sold	845,810
Prepaid expenses and other assets	14,882
Total Assets	12,584,269

LIABILITIES:
Payable for securities purchased	703,464
Payable to advisor	5,826
Payable to administrator	1,739
Payable to auditor	9,699
Accrued distribution fees	46,023
Accrued service fees	971
Accrued trustees fees	4,666
Accrued expenses and other payables	13,051
Total Liabilities	785,439
NET ASSETS	$11,798,830

NET ASSETS CONSIST OF:
Capital stock	$10,861,624
Accumulated net investment income	5,173
Accumulated net realized gain on investments	550,733
Unrealized net appreciation on investments	381,300
Total Net Assets	$11,798,830

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$11,798,830
Shares issued and outstanding	969,407
Net asset value, offering price and redemption price per share	$12.17

The accompanying notes are an integral part of these financial statements.

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8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$104,004
Interest income	39,969
Total investment income	143,973

EXPENSES:
Investment advisory fees (See Note 5)	36,334
Compliance expense (See Note 5)	14,628
Audit fees	10,981
Federal and state registration fees	10,452
Trustees’ fees and expenses	9,243
Distribution fees – Investor Class (See Note 5)	9,084
Service fees – Investor Class (See Note 5)	6,056
Administration, fund accounting, custody and transfer agent fees (See Note 5)	5,695
Sub-transfer agent expenses – Investor Class (See Note 5)	3,791
Reports to shareholders	3,189
Other expenses	1,791
Total expenses	111,244
NET INVESTMENT INCOME	$32,729

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$567,050
Net change in unrealized appreciation on investments	(389,254)
Net gain on investments	177,796
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$210,525

The accompanying notes are an integral part of these financial statements.

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10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$32,729	$54,758
Net realized gain on investments	567,050	900,400
Net change in unrealized appreciation on investments	(389,254)	149,079
Net increase in net assets resulting from operations	210,525	1,104,237

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(34,125)	(48,189)
Net realized gains – Investor Class	(849,746)	(845,247)
Total distributions	(883,871)	(893,436)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	378,431	991,429
Dividends reinvested – Investor Class	867,577	877,425
Cost of shares redeemed – Investor Class	(1,012,781)	(1,920,997)
Net increase (decrease) in net assets derived
from capital share transactions	233,227	(52,143)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(440,119)	158,658

NET ASSETS:
Beginning of period	12,238,949	12,080,291
End of period	$11,798,830	$12,238,949
Undistributed net investment income, end of period	$5,173	$6,569

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	29,378	79,582
Shares issued to holders as reinvestment
of dividends – Investor Class	71,509	72,055
Shares redeemed – Investor Class	(81,643)	(154,177)
Net increase (decrease) in shares outstanding	19,244	(2,540)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$12.88

Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains (losses) on investments	0.17
Total from investment operations	0.20

Less distributions:
Dividends from net investment income	(0.03)
Dividends from net realized gains	(0.88)
Total distributions	(0.91)
Net asset value, end of period	$12.17

TOTAL RETURN	1.62	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$11.80
Ratio of expenses to average net assets	1.84	%(2)
Ratio of net investment income to average net assets	0.54	%(2)
Portfolio turnover rate	9	%(1)

(1)	Not annualized.
(2)	Annualized.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$12.68	$12.37	$12.98	$12.90	$11.88

0.06	0.04	0.03	0.02	0.02
1.09	0.58	(0.01)	0.51	1.02
1.15	0.62	0.02	0.53	1.04

(0.05)	(0.04)	(0.03)	(0.01)	(0.02)
(0.90)	(0.27)	(0.60)	(0.44)	—
(0.95)	(0.31)	(0.63)	(0.45)	(0.02)
$12.88	$12.68	$12.37	$12.98	$12.90

9.56%	5.20%	0.11%	4.26%	8.77%

$12.24	$12.08	$11.63	$12.54	$12.21
1.82%	1.68%	1.68%	1.75%	1.75%
0.45%	0.33%	0.20%	0.17%	0.14%
31%	51%	34%	23%	22%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Balanced Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is a combination of capital appreciation and current income. The Fund is a non-diversified fund and offers Investor Class shares.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.

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NOTES TO THE FINANCIAL STATEMENTS

The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.
Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the

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NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology

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NOTES TO THE FINANCIAL STATEMENTS

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $557,093 and $1,440,616, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.60%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new

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accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank, N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank, N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank, N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

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NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$11,552,368
Gross tax unrealized appreciation	$980,319
Gross tax unrealized depreciation	(226,073)
Net tax unrealized appreciation	$754,246
Undistributed ordinary income	$68,742
Undistributed long-term capital gains	787,564
Total distributable earnings	$856,306
Other accumulated gain	$—
Total accumulated gain	$1,610,552

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$96,304	$91,227
Long-term capital gain	787,567	802,209
	$883,871	$893,436

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,016.20	$9.20
Hypothetical (5% return before expenses)	$1,000.00	$1,015.67	$9.20

(1)	Expenses are equal to the Fund’s expense ratio of 1.84%, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 47.18%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

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(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354

25

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY GAS UTILITY FUND

Investor Class  GASFX
Institutional Class  HGASX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	15
Expense Example	22
Proxy Voting Policy and Proxy Voting Records	24
Quarterly Schedule of Investments	24
Federal Tax Distribution Information	24
Important Notice Regarding Delivery of Shareholder Documents	24
Board Approval of Investment Advisory Agreement	25

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Gas Utility Fund –
Investor Class (GASFX)	-5.83%	-2.64%	5.91%	8.25%
Hennessy Gas Utility Fund –
Institutional Class (HGASX)(2)	-5.64%	-2.27%	6.00%	8.29%
AGA Stock Index	-5.24%	-1.33%	7.04%	9.12%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

Expense ratios:  1.01% (Investor Class); 0.64% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 1, 2017.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Gas Utility Index Fund.

The AGA Stock Index is a market capitalization-weighted index, adjusted monthly, consisting of member companies of the AGA.  Performance for the AGA Stock Index is provided monthly by the American Gas Association.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY GAS UTILITY FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Dominion Resources, Inc.	5.04%
National Grid PLC – ADR	5.03%
Cheniere Energy, Inc.	5.02%
Atmos Energy Corp.	5.02%
Sempra Energy	4.97%
TransCanada Corp.	4.87%
Enbridge, Inc.	4.84%
Kinder Morgan, Inc.	4.82%
PG&E Corp.	3.44%
WEC Energy Group, Inc.	3.35%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 98.38%	Number		% of
	of Shares	Value	Net Assets
Energy – 21.60%
Cheniere Energy, Inc. (a)	907,917	$52,804,453	5.02%
Enbridge, Inc. (b)	1,680,765	50,876,756	4.84%
EQT Corp.	283,982	14,253,056	1.36%
Kinder Morgan, Inc.	3,199,101	50,609,778	4.82%
Tellurian, Inc. (a)	767,690	7,308,409	0.69%
TransCanada Corp. (b)	1,204,853	51,146,010	4.87%
		226,998,462	21.60%

Financials – 0.64%
Berkshire Hathaway, Inc., Class A (a)	23	6,684,950	0.64%

Utilities – 76.14%
Algonquin Power & Utilities Corp. (b)	378,664	3,688,187	0.35%
ALLETE, Inc.	1,775	135,628	0.01%
Ameren Corp.	133,240	7,810,529	0.74%
Atmos Energy Corp.	607,086	52,749,702	5.02%
Avangrid, Inc.	73,200	3,858,372	0.37%
Avista Corp.	80,572	4,178,464	0.40%
Black Hills Corp.	173,747	9,847,980	0.94%
Centerpoint Energy, Inc.	756,028	19,150,189	1.82%
Chesapeake Utilities Corp.	76,658	5,826,008	0.55%
CMS Energy Corp.	526,998	24,869,036	2.37%
Consolidated Edison, Inc.	331,936	26,598,032	2.53%
Corning Natural Gas Holding Corp.	17,299	311,216	0.03%
Dominion Resources, Inc.	796,296	53,001,462	5.04%
DTE Energy Co.	251,104	26,466,362	2.52%
Duke Energy Corp.	347,787	27,878,606	2.65%
Entergy Corp.	9,560	780,000	0.07%
Eversource Energy	205,075	12,355,769	1.18%
Exelon Corp.	303,631	12,048,078	1.15%
Fortis, Inc. (b)	415,776	13,924,338	1.32%
MDU Resources Group, Inc.	504,407	14,209,145	1.35%
MGE Energy, Inc.	39,229	2,277,243	0.22%
National Fuel Gas Co.	346,924	17,814,547	1.70%
National Grid PLC – ADR (b)	908,844	52,876,544	5.03%
New Jersey Resources Corp.	364,634	15,077,616	1.43%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Utilities (Continued)
NiSource, Inc.	1,252,781	$30,555,329	2.91%
Northwest Natural Gas Co.	178,803	10,960,624	1.04%
NorthWestern Corp.	64,398	3,538,026	0.34%
ONE Gas, Inc.	322,675	22,496,901	2.14%
PG&E Corp.	783,849	36,135,439	3.44%
PPL Corp.	390,419	11,361,193	1.08%
Public Service Enterprise Group, Inc.	511,490	26,674,203	2.54%
RGC Resources, Inc.	48,549	1,257,419	0.12%
SCANA Corp.	137,966	5,073,010	0.48%
Sempra Energy	467,340	52,248,612	4.97%
South Jersey Industries, Inc.	338,671	10,464,934	1.00%
Southwest Gas Holdings, Inc.	271,317	19,803,428	1.88%
Spire, Inc.	258,491	18,650,126	1.77%
The Southern Co.	758,200	34,968,184	3.33%
UGI Corp.	273,752	13,246,859	1.26%
Unitil Corp.	53,798	2,614,045	0.25%
Vectren Corp.	277,628	19,508,920	1.86%
WEC Energy Group, Inc.	547,740	35,208,727	3.35%
WGL Holdings, Inc.	244,842	20,836,054	1.98%
Xcel Energy, Inc.	361,399	16,927,929	1.61%
		800,263,015	76.14%
Total Common Stocks
(Cost $636,060,923)		1,033,946,427	98.38%

PARTNERSHIPS – 1.24%

Energy – 1.24%
Plains GP Holdings L.P., Class A	537,255	13,012,316	1.24%

Total Partnerships
(Cost $13,646,631)		13,012,316	1.24%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 0.45%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 0.45%
Fidelity Government Portfolio, Institutional Class, 1.58% (c)	4,785,069	$4,785,069	0.45%

Total Short-Term Investments
(Cost $4,785,069)		4,785,069	0.45%

Total Investments
(Cost $654,492,623) – 100.07%		1,051,743,812	100.07%
Liabilities in Excess of Other Assets – (0.07)%		(783,744)	(0.07)%

TOTAL NET ASSETS – 100.00%		$1,050,960,068	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

Summary of Fair Value Exposure at April 30, 2018
The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Energy	$226,998,462	$—	$—	$226,998,462
Financials	6,684,950	—	—	6,684,950
Utilities	800,263,015	—	—	800,263,015
Total Common Stocks	$1,033,946,427	$—	$—	$1,033,946,427
Partnerships
Energy	$13,012,316	$—	$—	$13,012,316
Total Partnerships	$13,012,316	$—	$—	$13,012,316
Short-Term Investments
Money Market Funds	$4,785,069	$—	$—	$4,785,069
Total Short-Term Investments	$4,785,069	$—	$—	$4,785,069
Total Investments	$1,051,743,812	$—	$—	$1,051,743,812

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $654,492,623)	$1,051,743,812
Dividends and interest receivable	1,129,674
Receivable for fund shares sold	163,140
Return of capital receivable	161,177
Prepaid expenses and other assets	36,768
Total Assets	1,053,234,571

LIABILITIES:
Payable for fund shares redeemed	1,134,541
Payable to advisor	345,188
Payable to administrator	168,863
Payable to auditor	10,250
Accrued distribution fees	200,632
Accrued service fees	79,167
Accrued interest payable	333
Accrued trustees fees	3,776
Accrued expenses and other payables	331,753
Total Liabilities	2,274,503
NET ASSETS	$1,050,960,068

NET ASSETS CONSIST OF:
Capital stock	$691,271,593
Accumulated net investment loss	(40,957)
Accumulated net realized loss on investments	(37,522,656)
Unrealized net appreciation on investments	397,252,088
Total Net Assets	$1,050,960,068

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$964,221,468
Shares issued and outstanding	34,273,015
Net asset value, offering price and redemption price per share	$28.13

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$86,738,600
Shares issued and outstanding	3,085,555
Net asset value, offering price and redemption price per share	$28.11

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$18,394,962
Interest income	38,155
Total investment income	18,433,117

EXPENSES:
Investment advisory fees (See Note 5)	2,392,942
Sub-transfer agent expenses – Investor Class (See Note 5)	1,175,333
Sub-transfer agent expenses – Institutional Class (See Note 5)	42,538
Distribution fees – Investor Class (See Note 5)	827,141
Administration, fund accounting, custody and transfer agent fees (See Note 5)	563,065
Service fees – Investor Class (See Note 5)	551,427
Reports to shareholders	59,656
Federal and state registration fees	27,885
Compliance expense (See Note 5)	14,628
Trustees’ fees and expenses	11,371
Audit fees	10,852
Interest expense (See Note 7)	9,658
Legal fees	5,057
Other expenses	286,246
Total expenses	5,977,799
NET INVESTMENT INCOME	$12,455,318

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$47,660,462
Net change in unrealized appreciation on investments	(140,701,355)
Net loss on investments	(93,040,893)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(80,585,575)

(1)	Net of foreign taxes withheld and issuance fees of $539,979.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$12,455,318	$33,553,345
Net realized gain on investments	47,660,462	11,936,515
Net change in unrealized appreciation on investments	(140,701,355)	96,396,614
Net increase (decrease) in net
assets resulting from operations	(80,585,575)	141,886,474

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(11,319,433)	(34,370,968)
Net investment income – Institutional Class	(1,176,842)	(376,747)
Net realized gains – Investor Class	(6,535,816)	(19,805,380)
Net realized gains – Institutional Class	(543,806)	—
Total distributions	(19,575,897)	(54,553,095)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	29,314,650	119,194,987
Proceeds from shares subscribed – Institutional Class	49,318,402	86,926,934
Dividends reinvested – Investor Class	17,229,046	51,110,167
Dividends reinvested – Institutional Class	1,174,385	280,823
Cost of shares redeemed – Investor Class	(297,080,779)	(405,814,851)
Cost of shares redeemed – Institutional Class	(40,155,696)	(2,635,338)
Net decrease in net assets derived
from capital share transactions	(240,199,992)	(150,937,278)
TOTAL DECREASE IN NET ASSETS	(340,361,464)	(63,603,899)

NET ASSETS:
Beginning of period	1,391,321,532	1,454,925,431
End of period	$1,050,960,068	$1,391,321,532
Undistributed net investment loss, end of period	$(40,957)	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,025,047	4,053,758
Shares sold – Institutional Class	1,684,644	2,868,864
Shares issued to holders as reinvestment
of dividends – Investor Class	595,846	1,768,098
Shares issued to holders as reinvestment
of dividends – Institutional Class	40,865	9,411
Shares redeemed – Investor Class	(10,407,457)	(13,691,570)
Shares redeemed – Institutional Class	(1,431,255)	(86,974)
Net decrease in shares outstanding	(8,492,310)	(5,078,413)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$30.35

Income from investment operations:
Net investment income	0.30
Net realized and unrealized gains (losses) on investments	(2.06)
Total from investment operations	(1.76)

Less distributions:
Dividends from net investment income	(0.30)
Dividends from net realized gains	(0.16)
Total distributions	(0.46)
Paid-in capital from redemption fees	—
Net asset value, end of period	$28.13

TOTAL RETURN	(5.83	)%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$964.22
Ratio of expenses to average net assets	1.03	%(3)
Ratio of net investment income to average net assets	2.06	%(3)
Portfolio turnover rate(4)	7	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$28.57	$27.69	$31.30	$26.69	$23.05

0.70	0.62	0.69	0.62	0.62
2.20	1.58	(2.69)	5.18	4.18
2.90	2.20	(2.00)	5.80	4.80

(0.72)	(0.69)	(0.70)	(0.59)	(0.61)
(0.40)	(0.63)	(0.91)	(0.60)	(0.55)
(1.12)	(1.32)	(1.61)	(1.19)	(1.16)
—	—	—	0.00 (1)	0.00 (1)
$30.35	$28.57	$27.69	$31.30	$26.69

10.39%	8.52%	(6.59)%	22.49%	21.70%

$1,306.70	$1,454.93	$1,649.21	$2,254.98	$1,182.79
1.01%	1.01%	0.93%	0.77%	0.80%
2.34%	2.25%	2.33%	2.26%	2.56%
18%	38%	37%	20%	18%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018		Period Ended
	(Unaudited)		October 31, 2017(1)
PER SHARE DATA:
Net asset value, beginning of period	$30.32		$29.68

Income from investment operations:
Net investment income	0.33		0.62
Net realized and unrealized gains (losses) on investments	(2.03)		0.72
Total from investment operations	(1.70)		1.34

Less distributions:
Dividends from net investment income	(0.35)		(0.70)
Dividends from net realized gains	(0.16)		—
Total distributions	(0.51)		(0.70)
Net asset value, end of period	$28.11		$30.32

TOTAL RETURN	(5.64	)%(2)	4.56	%(2)(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$86.74		$84.62
Ratio of expenses to average net assets	0.66	%(4)	0.64	%(4)
Ratio of net investment income to average net assets	2.35	%(4)	1.23	%(4)
Portfolio turnover rate(5)	7	%(2)	18	%(2)

(1)	The Institutional Class shares commenced operations on March 1, 2017.
(2)	Not annualized.
(3)	Actual return from inception date of March 1, 2017, to the year end of October 31, 2017.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS/NOTES TO THE FINANCIAL STATEMENTS

Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Gas Utility Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund did not have Institutional Class shares until March 1, 2017. The investment objective of the Fund is income and capital appreciation. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

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positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid at the end of each calendar quarter. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

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NOTES TO THE FINANCIAL STATEMENTS

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

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The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $79,895,969 and $321,408,580, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

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NOTES TO THE FINANCIAL STATEMENTS

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.40%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into an Administrative Services Agreement among the Fund, the Advisor, and the American Gas Association (“AGA”), pursuant to which the AGA provides administrative services to the Fund. These administrative services include overseeing the calculation of the AGA Stock Index. ScottMadden, Inc. performs the actual computations required to produce the AGA Stock Index and receives a fee for such calculations pursuant to a contractual arrangement with AGA. AGA does not furnish other securities advice to the Fund or the Advisor or make recommendations regarding the purchase or sale of securities by the Fund. Under the terms of the Administrative Services Agreement, which has been approved by the Board, AGA provides the Fund with current information regarding the common stock composition of the AGA Stock Index at least monthly. In addition, upon request, AGA provides the Fund and the Advisor with information on the natural gas industry. The Fund pays AGA a fee at an annual rate of 0.04% of the average daily net assets of the Fund.

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U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund had an outstanding average daily balance and a weighted average interest rate of $435,083 and 4.50%, respectively. The interest expensed by the Fund during the six months ended April 30, 2018, is included in the Statement of Operations. The maximum amount outstanding for the Fund during the period was $15,120,000. As of April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

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NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$934,660,895
Gross tax unrealized appreciation	$550,811,731
Gross tax unrealized depreciation	(98,044,885)
Net tax unrealized appreciation	$452,766,846
Undistributed ordinary income	$2,936,439
Undistributed long-term capital gains	4,143,011
Total distributable earnings	$7,079,450
Other accumulated gain	$3,651
Total accumulated gain	$459,849,947

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$15,432,728	$34,747,715
Long-term capital gain	4,143,169	19,805,380
	$19,575,897	$54,553,095

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$ 941.70	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.69	$5.16

Institutional Class
Actual	$1,000.00	$ 943.60	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.52	$3.31

(1)
Expenses are equal to the Fund’s expense ratio of 1.03% for Investor Class shares or 0.66% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSYFUNDS.COM
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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

HENNESSY FUNDS	1-800-966-4354
27

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

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For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT
APRIL 30, 2018

HENNESSY SMALL CAP
FINANCIAL FUND

Investor Class  HSFNX
Institutional Class  HISFX

hennessyfunds.com | 1-800-966-4354

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Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Federal Tax Distribution Information	25
Important Notice Regarding Delivery of Shareholder Documents	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Small Cap Financial Fund –
Investor Class (HSFNX)	1.22%	7.02%	12.37%	10.20%
Hennessy Small Cap Financial Fund –
Institutional Class (HISFX)(2)	1.44%	7.47%	12.80%	10.53%
Russell 2000® Financial
Services Index	0.14%	6.10%	11.89%	8.30%
Russell 2000® Index	3.27%	11.54%	11.74%	9.49%

Expense ratios:  1.53% (Investor Class); 1.16% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is May 30, 2008.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Small Cap Financial Fund.

The Russell 2000® Financial Services Index is an unmanaged index commonly used to measure the performance of U.S. small-capitalization financial sector stocks.  The Russell 2000® Index is an unmanaged index commonly used to measure the performance of U.S. small-capitalization stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY SMALL CAP FINANCIAL FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Hingham Institution for Savings	5.14%
OceanFirst Financial Corp.	4.89%
Brookline Bancorp, Inc.	4.79%
FCB Financial Holdings, Inc., Class A	4.40%
Meridian Bancorp, Inc.	4.37%
Opus Bank	4.22%
Banc of California, Inc.	4.13%
ConnectOne Bancorp, Inc.	4.09%
Eagle Bancorp, Inc.	3.54%
Kearny Financial Corp. of Maryland	3.54%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 94.87%	Number		% of
	of Shares	Value	Net Assets
Financials – 94.87%
Banc of California, Inc.	410,000	$7,872,000	4.13%
BankUnited, Inc.	170,000	6,733,700	3.53%
Banner Corp.	75,000	4,305,000	2.26%
Beneficial Bancorp, Inc.	240,000	3,804,000	2.00%
BofI Holding, Inc. (a)	75,000	3,021,000	1.59%
Brookline Bancorp, Inc.	550,000	9,130,000	4.79%
Capstar Financial Holdings, Inc. (a)	188,530	3,599,038	1.89%
Columbia Financial, Inc. (a)	190,000	2,945,000	1.54%
ConnectOne Bancorp, Inc.	295,000	7,788,000	4.09%
Dime Community Bancshares, Inc.	245,000	4,838,750	2.54%
Eagle Bancorp, Inc. (a)	115,000	6,750,500	3.54%
FCB Financial Holdings, Inc., Class A (a)	145,000	8,381,000	4.40%
First BanCorp. (a)(b)	600,000	4,332,000	2.27%
First Connecticut Bancorp, Inc.	180,000	4,338,000	2.28%
Flushing Financial Corp.	150,000	3,886,500	2.04%
Green Bancorp, Inc. (a)	210,000	4,735,500	2.49%
Guaranty Bancshares, Inc.	15,000	491,850	0.26%
HarborOne Bancorp, Inc. (a)	285,000	5,013,150	2.63%
Hingham Institution for Savings	48,000	9,792,000	5.14%
Hope Bancorp, Inc.	110,000	1,901,900	1.00%
IBERIABANK Corp.	70,000	5,246,500	2.75%
Independent Bank Corp.	50,000	3,615,000	1.90%
Kearny Financial Corp. of Maryland	480,000	6,744,000	3.54%
Meridian Bancorp, Inc.	440,000	8,316,000	4.37%
Midland States Bancorp, Inc.	135,000	4,252,500	2.23%
OceanFirst Financial Corp.	345,000	9,308,100	4.89%
Opus Bank	285,000	8,037,000	4.22%
PacWest Bancorp	95,000	4,867,800	2.55%
Provident Financial Services, Inc.	97,500	2,546,700	1.34%
Sterling Bancorp	200,000	4,750,000	2.49%
Union Bankshares Corp.	140,000	5,293,400	2.78%
United Financial Bancorp, Inc.	250,000	4,132,500	2.17%
Washington Federal, Inc.	175,000	5,556,250	2.92%
Western Alliance Bancorp (a)	10,000	589,800	0.31%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Financials (Continued)
Wintrust Financial Corp.	42,500	$3,801,625	2.00%

Total Common Stocks
(Cost $148,397,307)		180,716,063	94.87%

SHORT-TERM INVESTMENTS – 5.24%

Money Market Funds – 5.24%
Fidelity Government Portfolio, Institutional Class, 1.58% (c)	9,632,000	9,632,000	5.06%
The Government & Agency Portfolio, Institutional Class, 1.61% (c)	339,207	339,207	0.18%

Total Short-Term Investments
(Cost $9,971,207)		9,971,207	5.24%

Total Investments
(Cost $158,368,514) – 100.11%		190,687,270	100.11%
Liabilities in Excess of Other Assets – (0.11)%		(202,164)	(0.11)%

TOTAL NET ASSETS – 100.00%		$190,485,106	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$180,716,063	$—	$—	$180,716,063
Total Common Stocks	$180,716,063	$—	$—	$180,716,063
Short-Term Investments
Money Market Funds	$9,971,207	$—	$—	$9,971,207
Total Short-Term Investments	$9,971,207	$—	$—	$9,971,207
Total Investments	$190,687,270	$—	$—	$190,687,270

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $158,368,514)	$190,687,270
Dividends and interest receivable	95,700
Receivable for fund shares sold	40,988
Receivable for securities sold	307,193
Prepaid expenses and other assets	29,523
Total Assets	191,160,674

LIABILITIES:
Payable for securities purchased	233,250
Payable for fund shares redeemed	156,271
Payable to advisor	144,065
Payable to administrator	30,179
Payable to auditor	10,259
Accrued distribution fees	32,145
Accrued service fees	13,337
Accrued trustees fees	4,951
Accrued expenses and other payables	51,111
Total Liabilities	675,568
NET ASSETS	$190,485,106

NET ASSETS CONSIST OF:
Capital stock	$148,855,594
Accumulated net investment income	17,140
Accumulated net realized gain on investments	9,293,616
Unrealized net appreciation on investments	32,318,756
Total Net Assets	$190,485,106

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$160,308,978
Shares issued and outstanding	6,578,059
Net asset value, offering price and redemption price per share	$24.37

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$30,176,128
Shares issued and outstanding	2,051,901
Net asset value, offering price and redemption price per share	$14.71

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

STATEMENT OF ASSETS AND LIABILITIES/ STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income	$1,510,045
Interest income	60,808
Total investment income	1,570,853

EXPENSES:
Investment advisory fees (See Note 5)	901,821
Sub-transfer agent expenses – Investor Class (See Note 5)	186,077
Sub-transfer agent expenses – Institutional Class (See Note 5)	13,910
Distribution fees – Investor Class (See Note 5)	124,136
Administration, fund accounting, custody and transfer agent fees (See Note 5)	94,225
Service fees – Investor Class (See Note 5)	82,757
Federal and state registration fees	24,148
Compliance expense (See Note 5)	14,628
Reports to shareholders	13,535
Audit fees	10,860
Trustees’ fees and expenses	9,395
Legal fees	755
Other expenses	7,980
Total expenses	1,484,227
NET INVESTMENT INCOME	$86,626

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$10,389,825
Net change in unrealized appreciation on investments	(8,093,671)
Net gain on investments	2,296,154
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,382,780

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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HENNESSYFUNDS.COM

10

STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income (loss)	$86,626	$(3,352)
Net realized gain on investments	10,389,825	19,986,888
Net change in unrealized appreciation on investments	(8,093,671)	17,014,799
Net increase in net assets resulting from operations	2,382,780	36,998,335

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(19,899)	(483,756)
Net investment income – Institutional Class	(49,587)	(414,103)
Net realized gains – Investor Class	(12,647,349)	(19,796,278)
Net realized gains – Institutional Class	(2,760,804)	(3,118,417)
Total distributions	(15,477,639)	(23,812,554)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	15,902,837	100,903,651
Proceeds from shares subscribed – Institutional Class	4,585,174	35,239,059
Dividends reinvested – Investor Class	12,401,989	19,917,344
Dividends reinvested – Institutional Class	2,696,155	3,189,710
Cost of shares redeemed – Investor Class	(31,244,614)	(90,350,351)
Cost of shares redeemed – Institutional Class	(12,694,543)	(23,511,159)
Net increase (decrease) in net assets derived
from capital share transactions	(8,353,002)	45,388,254
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,447,861)	58,574,035

NET ASSETS:
Beginning of period	211,932,967	153,358,932
End of period	$190,485,106	$211,932,967
Undistributed net investment income, end of period	$17,140	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	637,747	3,914,617
Shares sold – Institutional Class	306,564	2,297,508
Shares issued to holders as reinvestment
of dividends – Investor Class	506,624	782,880
Shares issued to holders as reinvestment
of dividends – Institutional Class	182,573	206,594
Shares redeemed – Investor Class	(1,253,431)	(3,635,991)
Shares redeemed – Institutional Class	(854,192)	(1,581,565)
Net increase (decrease) in shares outstanding	(474,115)	1,984,043

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$26.02

Income from investment operations:
Net investment income	0.00	(2)
Net realized and unrealized gains on investments	0.32
Total from investment operations	0.32

Less distributions:
Dividends from net investment income	0.00	(2)
Dividends from net realized gains	(1.97)
Total distributions	(1.97)
Paid-in capital from redemption fees	—
Net asset value, end of period	$24.37

TOTAL RETURN	1.22	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$160.31
Ratio of expenses to average net assets	1.55	%(4)
Ratio of net investment income (loss) to average net assets	0.02	%(4)
Portfolio turnover rate(5)	13	%(3)

(1)	Calculated based on average shares outstanding method.
(2)	Amount is less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM
12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$23.48	$23.81	$24.13	$25.40	$19.54

(0.04)	0.10	0.03 (1)	(0.10)	0.10
5.83	1.20	2.99	0.49	5.88
5.79	1.30	3.02	0.39	5.98

(0.06)	(0.03)	—	(0.06)	(0.12)
(3.19)	(1.60)	(3.34)	(1.60)	—
(3.25)	(1.63)	(3.34)	(1.66)	(0.12)
—	—	—	0.00 (2)	0.00 (2)
$26.02	$23.48	$23.81	$24.13	$25.40

25.03%	5.80%	14.51%	1.40%	30.80%

$174.01	$132.09	$218.50	$193.09	$243.42
1.52%	1.54%	1.50%	1.44%	1.46%
(0.06)%	0.38%	0.17%	(0.36)%	0.48%
46%	46%	49%	47%	57%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$15.69

Income from investment operations:
Net investment income (loss)	0.03
Net realized and unrealized gains on investments	0.20
Total from investment operations	0.23

Less distributions:
Dividends from net investment income	(0.02)
Dividends from net realized gains	(1.19)
Total distributions	(1.21)
Net asset value, end of period	$14.71

TOTAL RETURN	1.44	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$30.18
Ratio of expenses to average net assets	1.15	%(3)
Ratio of net investment income (loss) to average net assets	0.42	%(3)
Portfolio turnover rate(4)	13	%(2)

(1)	Calculated based on average shares outstanding method.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$14.23	$14.39	$14.53	$15.96	$12.34

0.02	0.09	0.06 (1)	(0.09)	0.14
3.56	0.75	1.81	0.40	3.66
3.58	0.84	1.87	0.31	3.80

(0.17)	(0.04)	—	(0.14)	(0.18)
(1.95)	(0.96)	(2.01)	(1.60)	—
(2.12)	(1.00)	(2.01)	(1.74)	(0.18)
$15.69	$14.23	$14.39	$14.53	$15.96

25.56%	6.22%	14.91%	1.70%	31.18%

$37.92	$21.27	$25.94	$42.23	$68.80
1.15%	1.17%	1.17%	1.12%	1.15%
0.30%	0.72%	0.48%	(0.04)%	0.74%
46%	46%	49%	47%	57%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Small Cap Financial Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The investment objective of the Fund is capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses.  There are no sales charges.  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences.  Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes.  The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.  The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.  The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds.  Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period.  Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

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Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

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18

NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets.  Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.  Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $25,613,894 and $52,125,229, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board.  The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended.  During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund.  As

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compensation for its services, the Advisor is entitled to a monthly fee from the Fund.  The fee is based upon the average daily net assets of the Fund at an annual rate of 0.90%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.  The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.  The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no

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NOTES TO THE FINANCIAL STATEMENTS

compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$172,961,243
Gross tax unrealized appreciation	$43,775,010
Gross tax unrealized depreciation	(4,084,994)
Net tax unrealized appreciation	$39,690,016
Undistributed ordinary income	$1,303,242
Undistributed long-term capital gains	13,731,113
Total distributable earnings	$15,034,355
Other accumulated gain	$—
Total accumulated gain	$54,724,371

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses.  Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

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During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$1,372,736	$897,859
Long-term capital gain	14,104,903	22,914,695
	$15,477,639	$23,812,554

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS/EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,012.20	$7.73
Hypothetical (5% return before expenses)	$1,000.00	$1,017.11	$7.75

Institutional Class
Actual	$1,000.00	$1,014.40	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76

(1)
Expenses are equal to the Fund’s expense ratio of 1.55% for Investor Class shares or 1.15% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSY FUNDS	1-800-966-4354
27

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

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28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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29

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY LARGE CAP
FINANCIAL FUND

Investor Class  HLFNX
Institutional Class  HILFX

hennessyfunds.com  |  1-800-966-4354

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Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	15
Expense Example	22
Proxy Voting Policy and Proxy Voting Records	24
Quarterly Schedule of Investments	24
Federal Tax Distribution Information	24
Important Notice Regarding Delivery of Shareholder Documents	24
Board Approval of Investment Advisory Agreement	25

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

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Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Large Cap Financial Fund –
Investor Class (HLFNX)	5.48%	21.09%	12.14%	8.21%
Hennessy Large Cap Financial Fund –
Institutional Class (HILFX)(2)	5.64%	21.44%	12.40%	8.33%
Russell 1000® Financial
Services Index	4.17%	17.03%	13.84%	5.62%
Russell 1000® Index	3.83%	13.17%	12.84%	9.10%

Expense ratios:  1.82% (Investor Class); 1.51% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Large Cap Financial Fund.

The Russell 1000® Financial Services Index is an unmanaged index commonly used to measure the performance of large-capitalization financial sector stocks.  The Russell 1000® Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.  Russell® is a trademark of Frank Russell Company.  Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or Russell ratings or underlying data and no party may rely on any Russell Indexes or Russell ratings or underlying data contained in this communication.  No further distribution of Russell data is permitted without Russell’s express written consent.  Russell does not promote, sponsor, or endorse the content of this communication.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

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4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY LARGE CAP FINANCIAL FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Visa, Inc., Class A	5.04%
The Charles Schwab Corp.	4.96%
Bank of America Corp.	4.76%
Mastercard, Inc., Class A	4.73%
Global Payments, Inc.	4.71%
JPMorgan Chase & Co.	4.63%
PayPal Holdings, Inc.	4.62%
Moody’s Corp.	4.61%
The PNC Financial Services Group, Inc.	4.55%
Citigroup, Inc.	4.52%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

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5

COMMON STOCKS – 96.81%	Number		% of
	of Shares	Value	Net Assets
Financials – 69.03%
American Express Co.	21,000	$2,073,750	3.93%
Bank of America Corp.	84,000	2,513,280	4.76%
Berkshire Hathaway, Inc., Class B (a)	12,300	2,382,879	4.51%
Capital One Financial Corp.	25,000	2,265,500	4.29%
Citigroup, Inc.	35,000	2,389,450	4.52%
Citizens Financial Group, Inc.	45,000	1,867,050	3.54%
Fifth Third Bancorp	40,000	1,326,800	2.51%
JPMorgan Chase & Co.	22,500	2,447,550	4.63%
Moody’s Corp.	15,000	2,433,000	4.61%
Morgan Stanley	45,000	2,322,900	4.40%
State Street Corp.	11,000	1,097,580	2.08%
SunTrust Banks, Inc.	35,000	2,338,000	4.43%
The Charles Schwab Corp.	47,000	2,616,960	4.96%
The Goldman Sachs Group, Inc.	9,500	2,264,135	4.29%
The PNC Financial Services Group, Inc.	16,500	2,402,565	4.55%
U.S. Bancorp (c)	20,000	1,009,000	1.91%
Wells Fargo & Co.	15,000	779,400	1.48%
Zions Bancorporation	35,000	1,916,250	3.63%
		36,446,049	69.03%

Information Technology – 27.78%
Global Payments, Inc.	22,000	2,487,100	4.71%
Mastercard, Inc., Class A	14,000	2,495,780	4.73%
PayPal Holdings, Inc. (a)	32,700	2,439,747	4.62%
Square, Inc., Class A (a)	5,000	236,700	0.45%
Total System Services, Inc.	27,500	2,311,650	4.38%
Visa, Inc., Class A	21,000	2,664,480	5.04%
Zillow Group, Inc., Class A (a)	42,000	2,031,540	3.85%
		14,666,997	27.78%
Total Common Stocks
(Cost $43,917,234)		51,113,046	96.81%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

SHORT-TERM INVESTMENTS – 3.25%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 3.25%
Fidelity Government Portfolio, Institutional Class, 1.58% (b)	1,715,134	$1,715,134	3.25%

Total Short-Term Investments
(Cost $1,715,134)		1,715,134	3.25%

Total Investments
(Cost $45,632,368) – 100.06%		52,828,180	100.06%
Liabilities in Excess of Other Assets – (0.06)%		(33,995)	(0.06)%

TOTAL NET ASSETS – 100.00%		$52,794,185	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2018.
(c)
Investment in affiliated security. Quasar Distributors, LLC, which serves as the Fund’s distributor, is a subsidiary of U.S. Bancorp. Details of transactions with this affiliated company for the six-month period ended April 30, 2018, are as follows:

Issuer	U.S. Bancorp
Beginning Cost	$838,120
Purchase Cost	$534,574
Sales Cost	$(316,055)
Ending Cost	$1,056,639
Dividend Income	$11,100
Net Change in
Unrealized Appreciation	$(133,979)
Realized Gain	$50,619
Shares	20,000
Market Value	$1,009,000

Summary of Fair Value Exposure at April 30, 2018

The following is a ummary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Financials	$36,446,049	$—	$—	$36,446,049
Information Technology	14,666,997	—	—	14,666,997
Total Common Stocks	$51,113,046	$—	$—	$51,113,046
Short-Term Investments
Money Market Funds	$1,715,134	$—	$—	$1,715,134
Total Short-Term Investments	$1,715,134	$—	$—	$1,715,134
Total Investments	$52,828,180	$—	$—	$52,828,180

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in unaffiliated securities, at value (cost $44,575,729)	$51,819,180
Investments in affiliated securities, at value (cost $1,056,639)	1,009,000
Total Investments in securities, at value (cost $45,632,368)	52,828,180
Dividends and interest receivable	37,407
Receivable for fund shares sold	54,223
Prepaid expenses and other assets	23,570
Total Assets	52,943,380

LIABILITIES:
Payable for fund shares redeemed	54,082
Payable to advisor	39,162
Payable to administrator	8,160
Payable to auditor	10,259
Accrued distribution fees	8,587
Accrued service fees	3,732
Accrued interest payable	91
Accrued trustees fees	5,126
Accrued expenses and other payables	19,996
Total Liabilities	149,195
NET ASSETS	$52,794,185

NET ASSETS CONSIST OF:
Capital stock	$44,935,815
Accumulated net investment loss	(224,923)
Accumulated net realized gain on investments	887,481
Unrealized net appreciation on investments	7,195,812
Total Net Assets	$52,794,185

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$45,329,977
Shares issued and outstanding	2,042,345
Net asset value, offering price and redemption price per share	$22.20

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$7,464,208
Shares issued and outstanding	337,470
Net asset value, offering price and redemption price per share	$22.12

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated securities	$203,894
Dividend income from affiliated securities	11,100
Interest income	12,045
Total investment income	227,039

EXPENSES:
Investment advisory fees (See Note 5)	183,575
Sub-transfer agent expenses – Investor Class (See Note 5)	30,090
Sub-transfer agent expenses – Institutional Class (See Note 5)	3,564
Distribution fees – Investor Class (See Note 5)	25,250
Administration, fund accounting, custody and transfer agent fees (See Note 5)	19,143
Federal and state registration fees	18,103
Service fees – Investor Class (See Note 5)	16,833
Compliance expense (See Note 5)	14,628
Audit fees	10,860
Trustees’ fees and expenses	9,036
Reports to shareholders	4,351
Other expenses	2,528
Total expenses	337,961
NET INVESTMENT LOSS	$(110,922)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on:
Unaffiliated investments	$1,316,180
Affiliated investments	50,619
Net change in unrealized appreciation on:
Unaffiliated investments	70,824
Affiliated investments	(133,979)
Net gain on investments	1,303,644
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,192,722

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(110,922)	$(116,337)
Net realized gain on investments	1,366,799	4,459,225
Net change in unrealized appreciation on investments	(63,155)	4,725,077
Net increase in net assets resulting from operations	1,192,722	9,067,965

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	—	(158,906)
Net investment income –Institutional Class	—	(29,650)
Net realized gains – Investor Class	(1,219,312)	—
Net realized gains –Institutional Class	(296,176)	—
Total distributions	(1,515,488)	(188,556)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	20,972,609	5,666,734
Proceeds from shares subscribed – Institutional Class	3,131,833	5,259,686
Dividends reinvested – Investor Class	1,178,036	154,596
Dividends reinvested – Institutional Class	296,176	29,650
Cost of shares redeemed – Investor Class	(2,767,652)	(14,389,624)
Cost of shares redeemed – Institutional Class	(1,857,408)	(458,597)
Net increase (decrease) in net assets derived
from capital share transactions	20,953,594	(3,737,555)
TOTAL INCREASE IN NET ASSETS	20,630,828	5,141,854

NET ASSETS:
Beginning of period	32,163,357	27,021,503
End of period	$52,794,185	$32,163,357
Undistributed net investment loss, end of period	$(224,923)	$(114,001)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	914,656	289,553
Shares sold – Institutional Class	138,964	265,747
Shares issued to holders as reinvestment
of dividends – Investor Class	54,162	8,027
Shares issued to holders as reinvestment
of dividends – Institutional Class	13,687	1,551
Shares redeemed – Investor Class	(122,533)	(745,488)
Shares redeemed – Institutional Class	(81,382)	(22,449)
Net increase (decrease) in shares outstanding	917,554	(203,059)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$22.02

Income from investment operations:
Net investment income (loss)	(0.02)
Net realized and unrealized gains (losses) on investments	1.20
Total from investment operations	1.18

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	(1.00)
Total distributions	(1.00)
Net asset value, end of period	$22.20

TOTAL RETURN	5.48	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$45.33
Ratio of expenses to average net assets	1.71	%(3)
Ratio of net investment income (loss) to average net assets	(0.61	)%(3)
Portfolio turnover rate(4)	25	%(2)

(1)	Amount is less than $0.01.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$16.23	$18.36	$20.87	$19.01	$14.16

(0.08)	0.07	0.01	0.00 (1)	(0.03)
5.97	(0.49)	(0.40)	2.44	4.89
5.89	(0.42)	(0.39)	2.44	4.86

(0.10)	(0.02)	—	—	(0.01)
—	(1.69)	(2.12)	(0.58)	—
(0.10)	(1.71)	(2.12)	(0.58)	(0.01)
$22.02	$16.23	$18.36	$20.87	$19.01

36.41%	(2.57)%	(2.57)%	13.04%	34.37%

$26.33	$26.67	$100.73	$98.07	$88.30
1.81%	1.66%	1.57%	1.49%	1.57%
(0.41)%	0.16%	0.03%	(0.01)%	(0.22)%
76%	141%	74%	58%	75%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months
	Ended				Period Ended
	April 30, 2018		Year Ended October 31,		October 31,
	(Unaudited)		2017	2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$21.91		$16.26	$18.39	$19.72

Income from
investment operations:
Net investment income (loss)	(0.13)		0.18	0.02	0.01
Net realized and unrealized
gains (losses) on investments	1.34		5.78	(0.36)	(1.34)
Total from investment operations	1.21		5.96	(0.34)	(1.33)

Less distributions:
Dividends from net
investment income	—		(0.31)	(0.09)	—
Dividends from net realized gains	(1.00)		—	(1.70)	—
Total distributions	(1.00)		(0.31)	(1.79)	—
Net asset value, end of period	$22.12		$21.91	$16.26	$18.39

TOTAL RETURN	5.64	%(2)	36.92%	(2.14)%	(6.74	)%(2)

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$7.46		$5.83	$0.35	$0.29
Ratio of expenses to
average net assets	1.39	%(3)	1.50%	1.24%	1.19	%(3)
Ratio of net investment income
(loss) to average net assets	(0.25	)%(3)	(0.17)%	0.52%	0.25	%(3)
Portfolio turnover rate(4)	25	%(2)	76%	141%	74	%(2)

(1)	Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS/NOTES TO THE FINANCIAL STATEMENTS

Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Large Cap Financial Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992.  The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended.  The Fund did not have Institutional Class shares until June 15, 2015.  The investment objective of the Fund is capital appreciation.  The Fund is a non-diversified fund.

The Fund offers Investor Class and Institutional Class shares.  Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses.  There are no sales charges.  Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.  Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences.  Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes.  The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.  The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The tax returns of the Fund for the prior three fiscal years are open for examination.  The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

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positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund.  Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis.  The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December.  Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date.  The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds.  Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period.  Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

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NOTES TO THE FINANCIAL STATEMENTS

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed.  Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported.  Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy.  Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued primarily using dealer quotations.  These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above.  Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value.  If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized.  Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

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The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures.  There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets.  Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs.  Such securities are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations.  Various inputs are used to determine the value of the Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $27,606,234 and $9,613,562, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board.  The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended.  During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

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NOTES TO THE FINANCIAL STATEMENTS

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee from the Fund.  The fee is based upon the average daily net assets of the Fund at an annual rate of 0.90%.  The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares.  The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.  The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund.  The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.  The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services.  As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals.  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian.  The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees.  The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

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Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor.  Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles.  The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer.  The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds.  Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A.  Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only).  During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$25,381,152
Gross tax unrealized appreciation	$7,376,803
Gross tax unrealized depreciation	(597,152)
Net tax unrealized appreciation	$6,779,651
Undistributed ordinary income	$—
Undistributed long-term capital gains	1,515,486
Total distributable earnings	$1,515,486
Other accumulated loss	$(114,001)
Total accumulated gain	$8,181,136

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

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NOTES TO THE FINANCIAL STATEMENTS

During fiscal year 2017, the Fund’s most recent fiscal year, the capital losses utilized for the Fund were $1,792,283.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late-year ordinary loss of $114,001.  Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$—	$187,217
Long-term capital gain	1,515,488	1,339
	$1,515,488	$188,556

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements.  Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HENNESSYFUNDS.COM
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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,054.80	$8.71
Hypothetical (5% return before expenses)	$1,000.00	$1,016.31	$8.55

Institutional Class
Actual	$1,000.00	$1,056.40	$7.09
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$6.95

(1)
Expenses are equal to the Fund’s expense ratio of 1.71% for Investor Class shares or 1.39% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 100.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 0.00%.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

HENNESSYFUNDS.COM

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PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

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Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

HENNESSY FUNDS	1-800-966-4354
27

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees determined that it did not appear that there were significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY TECHNOLOGY FUND

Investor Class  HTECX
Institutional Class  HTCIX

hennessyfunds.com | 1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	23
Proxy Voting Policy and Proxy Voting Records	25
Quarterly Schedule of Investments	25
Important Notice Regarding Delivery of Shareholder Documents	25
Board Approval of Investment Advisory Agreement	26

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

Investors in the United States and abroad experienced the return of volatility in the six months ended April 30, 2018, especially during the second half of the period. Equities rallied sharply during the first half of the period and fell back during the second half, but nevertheless ended the period with solid gains, with the Dow Jones Industrial Average posting a total return of 4.5% and the S&P 500 Index up 3.8%. Over the past year, I have repeatedly shared my belief that the stock market was due for a correction, but that it would bounce back, as it has so many times during the current bull market.

In the closing months of 2017 and into January 2018, U.S. equities rallied in response to the enactment of the Tax Cuts and Jobs Act of 2017, which significantly lowered corporate tax rates. Investors were also encouraged by two quarters of real GDP growth of 3.2% and 2.9%. However, equity prices quickly lost ground in reaction to the imposition of trade tariffs on steel and aluminum, and fears that additional proposed tariffs could provoke a trade war with China. Signals from the Federal Reserve that the pace of interest rate increases would move slightly higher also weighed on investors. During the period, the federal funds rate was raised twice, by a quarter point each time, in December 2017 and March 2018.

The current bull market in U.S. equities is now entering its 10th year, and we remain optimistic about the outlook for stock prices. In our opinion, economic fundamentals look positive. The U.S. economy is growing at a solid pace of 2 – 3% annually, inflation is low, and high employment levels are supporting healthy growth in consumption. Wages are rising, but the rate of increase has remained steady at around 2.6% per year since mid-2016. While it appears that the Federal Reserve will continue to raise the federal funds rate and normalize monetary policy, we believe it will be able to do so gradually, avoiding a severe jolt to either financial markets or the economy. Meanwhile, companies continue to report robust earnings growth, boosted this year by lower tax rates.

We believe U.S. equities remain attractively valued. U.S. long bond yields are hovering near 3%, having risen over the period in response to strong economic activity. Prospective PE multiples, however, have dropped significantly since the end of 2017, the result of a combination of lower taxes, higher operating earnings, and lower stock prices. The Dow Jones Industrial Average and the S&P 500 Index are trading at about 17x forward earnings, down from approximately 20x at the beginning of the calendar year, valuations we believe to be very reasonable.

We are not overly concerned about recent protectionist actions by the U.S. administration. We consider the announcements and ongoing discussions regarding import tariffs and NAFTA to be representative of standard Trump deal-making tactics – make far-reaching demands and then negotiate a reasonable outcome that is beneficial to both sides. We expect continued pro-business policies and regulatory relief to be enacted by our leaders in Washington.

Finally, as noted many times in past letters during this bull market, the euphoria that has historically accompanied a peak in the market continues to be absent. Investors today are worried about many things, including higher interest rates, larger budget deficits, higher import tariffs, and political distractions. But they are definitely not euphoric. In the past, I have likened the current bull market to the 1982-2000 bull market, and I continue

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

to believe the comparison is a good one. We remain confident that the market will be able to weather the current period of volatility and that the economy, despite higher interest rates and possible trade disruptions, is resilient enough to continue its steady growth into the coming year.

Thank you for your continued confidence and investment in the Hennessy Funds. If you have any questions or would like to speak with us directly, please don’t hesitate to call us at (800) 966-4354.

Best regards,

Neil J. Hennessy
President and Chief Investment Officer

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Neil Hennessy and are subject to change, are not guaranteed, and should not be considered investment advice.

The Dow Jones Industrial Average and S&P 500 Index are unmanaged indices commonly used to measure the performance of U.S. stocks. One cannot invest directly in an index.

Price to earnings (PE) is calculated by dividing a company’s market price per share by its earnings per share. Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354
3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Technology Fund –
Investor Class (HTECX)	8.03%	19.13%	11.43%	6.62%
Hennessy Technology Fund –
Institutional Class (HTCIX)(2)	8.12%	19.40%	11.76%	6.86%
NASDAQ Composite Index	5.58%	18.09%	17.64%	12.65%
S&P 500 Index	3.82%	13.27%	12.96%	9.02%

Expense ratios:	Gross 4.12%, Net 1.24%(3) (Investor Class);
Gross 3.70%, Net 0.99%(3) (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

(3)	The Fund’s investment advisor has contractually agreed to limit expenses until February 28, 2019.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.  Performance for periods prior to October 26, 2012, is that of the FBR Technology Fund.

The NASDAQ Composite Index is a broad-based capitalization-weighted index of all the NASDAQ National Market and Small Cap stocks.  The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks.  One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY TECHNOLOGY FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Cardtronics PLC, Class A	1.86%
F5 Networks, Inc.	1.80%
Amazon.com, Inc.	1.77%
First Data Corp., Class A	1.77%
Celestica, Inc.	1.76%
Cornerstone OnDemand, Inc.	1.76%
Sanmina Corp.	1.76%
Red Hat, Inc.	1.75%
NetApp, Inc.	1.74%
NIC, Inc.	1.74%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354
5

COMMON STOCKS – 95.33%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 1.77%
Amazon.com, Inc. (a)	50	$78,306	1.77%

Information Technology – 93.56%
Accenture PLC, Class A (b)	462	69,854	1.58%
Alpha & Omega Semiconductor Ltd. (a)(b)	4,541	68,842	1.56%
Amkor Technology, Inc. (a)	7,090	58,705	1.33%
Apple, Inc.	410	67,757	1.54%
Applied Materials, Inc.	1,292	64,174	1.46%
Automatic Data Processing, Inc.	603	71,202	1.61%
Avnet, Inc.	1,700	66,691	1.51%
Booz Allen Hamilton Holding Corp.	1,804	71,493	1.62%
Broadridge Financial Solutions, Inc.	636	68,186	1.55%
Cardtronics PLC, Class A (a)(b)	3,119	81,874	1.86%
CDW Corp. of Delaware	993	70,791	1.61%
Celestica, Inc. (a)(b)	6,767	77,820	1.76%
ChipMOS TECHNOLOGIES, Inc. – ADR (b)	4,307	59,307	1.34%
Convergys Corp.	3,097	72,346	1.64%
Cornerstone OnDemand, Inc. (a)	1,762	77,757	1.76%
EchoStar Corp., Class A (a)	1,311	68,880	1.56%
F5 Networks, Inc. (a)	486	79,262	1.80%
First Data Corp., Class A (a)	4,326	78,301	1.77%
Fiserv, Inc. (a)	969	68,663	1.56%
Fortinet, Inc. (a)	1,304	72,189	1.64%
Hewlett Packard Enterprise Co.	3,992	68,064	1.54%
Instructure, Inc. (a)	1,688	68,448	1.55%
InterDigital, Inc.	940	69,983	1.59%
Intuit, Inc.	402	74,286	1.68%
Jabil Circuit, Inc.	2,444	65,010	1.47%
KLA-Tencor Corp.	649	66,029	1.50%
LG Display Co., Ltd. – ADR (a)(b)	5,768	62,294	1.41%
Mastercard, Inc., Class A	398	70,951	1.61%
Match Group, Inc. (a)	1,599	75,345	1.71%
MercadoLibre, Inc.	197	66,903	1.52%
Mimecast Ltd. (a)(b)	1,963	74,692	1.69%
NCR Corp. (a)	2,219	68,279	1.55%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Information Technology (Continued)
NetApp, Inc.	1,155	$76,900	1.74%
NIC, Inc.	5,178	76,893	1.74%
ON Semiconductor Corp. (a)	2,925	64,584	1.46%
Palo Alto Networks, Inc. (a)	379	72,961	1.65%
Paychex, Inc.	1,133	68,626	1.56%
Paycom Software, Inc. (a)	658	75,150	1.70%
Paylocity Holding Corp. (a)	1,366	74,625	1.69%
Pegasystems, Inc.	1,144	69,841	1.58%
Proofpoint, Inc. (a)	608	71,708	1.63%
Qualys, Inc. (a)	951	73,179	1.66%
Red Hat, Inc. (a)	472	76,964	1.75%
Sabre Corp.	3,289	67,885	1.54%
Sanmina Corp. (a)	2,629	77,555	1.76%
Science Applications International Corp.	853	73,179	1.66%
Seagate Technology PLC (b)	1,183	68,484	1.55%
ServiceNow, Inc. (a)	423	70,277	1.59%
Shutterstock, Inc. (a)	1,430	60,260	1.37%
SMART Global Holdings, Inc. (a)(b)	1,344	52,618	1.19%
SolarEdge Technologies, Inc. (a)	1,263	66,497	1.51%
Sykes Enterprises, Inc. (a)	2,425	69,743	1.58%
Tech Data Corp. (a)	853	65,041	1.47%
Texas Instruments, Inc.	679	68,871	1.56%
The Ultimate Software Group, Inc. (a)	291	69,817	1.58%
Tower Semiconductor Ltd. (a)(b)	2,555	66,098	1.50%
Ultra Clean Holdings, Inc. (a)	3,764	65,908	1.49%
Vishay Intertechnology, Inc.	3,786	66,823	1.52%
Wix.com Ltd. (a)(b)	883	72,627	1.65%
		4,127,492	93.56%
Total Common Stocks
(Cost $3,847,428)		4,205,798	95.33%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

SHORT-TERM INVESTMENTS – 4.71%	Number		% of
	of Shares	Value	Net Assets
Money Market Funds – 4.71%
Fidelity Government Portfolio, Institutional Class, 1.58% (c)	207,631	$207,631	4.71%

Total Short-Term Investments
(Cost $207,631)		207,631	4.71%

Total Investments
(Cost $4,055,059) – 100.04%		4,413,429	100.04%
Liabilities in Excess of Other Assets – (0.04)%		(1,817)	(0.04)%

TOTAL NET ASSETS – 100.00%		$4,411,612	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$78,306	$—	$—	$78,306
Information Technology	4,127,492	—	—	4,127,492
Total Common Stocks	$4,205,798	$—	$—	$4,205,798
Short-Term Investments
Money Market Funds	$207,631	$—	$—	$207,631
Total Short-Term Investments	$207,631	$—	$—	$207,631
Total Investments	$4,413,429	$—	$—	$4,413,429

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $4,055,059)	$4,413,429
Dividends and interest receivable	1,484
Prepaid expenses and other assets	24,436
Due from Advisor	6,492
Total Assets	4,445,841

LIABILITIES:
Payable to administrator	1,063
Payable to auditor	10,260
Accrued distribution fees	6,972
Accrued service fees	268
Accrued trustees fees	5,187
Accrued expenses and other payables	10,479
Total Liabilities	34,229
NET ASSETS	$4,411,612

NET ASSETS CONSIST OF:
Capital stock	$3,756,160
Accumulated net investment loss	(32,627)
Accumulated net realized gain on investments	329,709
Unrealized net appreciation on investments	358,370
Total Net Assets	$4,411,612

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$3,287,903
Shares issued and outstanding	180,974
Net asset value, offering price and redemption price per share	$18.17

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$1,123,709
Shares issued and outstanding	60,502
Net asset value, offering price and redemption price per share	$18.57

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$14,269
Interest income	993
Total investment income	15,262

EXPENSES:
Investment advisory fees (See Note 5)	16,326
Federal and state registration fees	14,929
Compliance expense (See Note 5)	14,629
Audit fees	10,860
Trustees’ fees and expenses	8,991
Reports to shareholders	3,372
Sub-transfer agent expenses – Investor Class (See Note 5)	2,917
Distribution fees – Investor Class (See Note 5)	2,431
Administration, fund accounting, custody and transfer agent fees (See Note 5)	2,074
Service fees – Investor Class (See Note 5)	1,621
Interest expense (See Note 7)	31
Other expenses	1,880
Total expenses before reimbursement by advisor	80,061
Expense reimbursement by advisor – Investor Class (See Note 5)	(40,747)
Expense reimbursement by advisor – Institutional Class (See Note 5)	(13,610)
Net expenses	25,704
NET INVESTMENT LOSS	$(10,442)

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gain on investments	$349,140
Net change in unrealized appreciation on investments	8,309
Net gain on investments	357,449
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$347,007

(1)	Net of foreign taxes withheld and issuance fees of $409.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment loss	$(10,442)	$(41,753)
Net realized gain on investments	349,140	632,539
Net change in unrealized appreciation on investments	8,309	31,853
Net increase in net assets resulting from operations	347,007	622,639

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains – Investor Class	(284,123)	—
Net realized gains – Institutional Class	(107,305)	—
Total distributions	(391,428)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	207,014	422,345
Proceeds from shares subscribed – Institutional Class	47,058	218,028
Dividends reinvested – Investor Class	278,793	—
Dividends reinvested – Institutional Class	106,216	—
Cost of shares redeemed – Investor Class	(357,337)	(587,405)
Cost of shares redeemed – Institutional Class	(239,808)	(74,362)
Net increase (decrease) in net assets derived
from capital share transactions	41,936	(21,394)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,485)	601,245

NET ASSETS:
Beginning of period	4,414,097	3,812,852
End of period	$4,411,612	$4,414,097
Undistributed net investment loss, end of period	$(32,627)	$(22,185)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	11,256	24,507
Shares sold – Institutional Class	2,562	12,743
Shares issued to holders as reinvestment
of dividends – Investor Class	16,634	—
Shares issued to holders as reinvestment
of dividends – Institutional Class	6,208	—
Shares redeemed – Investor Class	(20,133)	(35,133)
Shares redeemed – Institutional Class	(12,807)	(4,356)
Net increase (decrease) in shares outstanding	3,720	(2,239)

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

11

Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.46

Income from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	1.38
Total from investment operations	1.34

Less distributions:
Dividends from net realized gains	(1.63)
Total distributions	(1.63)
Net asset value, end of period	$18.17

TOTAL RETURN	8.03	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$3.29
Ratio of expenses to average net assets:
Before expense reimbursement	3.75	%(3)
After expense reimbursement	1.23	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	(3.06	)%(3)
After expense reimbursement	(0.54	)%(3)
Portfolio turnover rate(4)	120	%(2)

(1)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017. The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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12

FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017		2016	2015	2014	2013

$15.82		$15.36	$14.86	$13.57	$10.67

(0.23)		(0.68)	(0.38)	(0.23)	(0.20)
2.87		1.14	0.88	1.52	3.10
2.64		0.46	0.50	1.29	2.90

—		—	—	—	—
—		—	—	—	—
$18.46		$15.82	$15.36	$14.86	$13.57

16.69%		2.99%	3.36%	9.51%	27.18%

$3.20		$2.91	$4.04	$4.99	$4.49

4.16%		3.61%	3.13%	2.92%	3.04%
2.15	%(1)	3.61%	2.75%	1.95%	1.95%

(3.16)%		(2.92)%	(2.30)%	(2.53)%	(2.36)%
(1.15	)%(1)	(2.92)%	(1.92)%	(1.55)%	(1.27)%
267%		80%	163%	204%	164%

The accompanying notes are an integral part of these financial statements.

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13

Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$18.85

Income from investment operations:
Net investment loss	(0.00	)(2)
Net realized and unrealized gains on investments	1.39
Total from investment operations	1.39

Less distributions:
Dividends from net realized gains	(1.67)
Total distributions	(1.67)
Net asset value, end of period	$18.57

TOTAL RETURN	8.12	%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$1.12
Ratio of expenses to average net assets:
Before expense reimbursement	3.31	%(4)
After expense reimbursement	0.98	%(4)
Ratio of net investment income to average net assets:
Before expense reimbursement	(2.62	)%(4)
After expense reimbursement	(0.29	)%(4)
Portfolio turnover rate(5)	120	%(3)

(1)
The Fund’s current expense limitation agreement, which became effective on February 28, 2017, was in effect for eight months of the year ended October 31, 2017. The Fund previously had an expense limitation agreement in effect from October 26, 2012, to February 28, 2015.

(2)	Amount is less than $(0.01).
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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14

FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017		2016	2015	2014	2013

$16.11		$15.58	$15.02	$13.68	$10.73

(0.12)		(0.43)	(0.25)	(0.26)	(0.12)
2.86		0.96	0.81	1.60	3.07
2.74		0.53	0.56	1.34	2.95

—		—	—	—	—
—		—	—	—	—
$18.85		$16.11	$15.58	$15.02	$13.68

17.01%		3.40%	3.73%	9.80%	27.49%

$1.22		$0.90	$0.95	$0.93	$1.19

3.74%		3.28%	2.76%	2.60%	2.76%
1.77	%(1)	3.28%	2.44%	1.70%	1.70%

(2.74)%		(2.59)%	(1.92)%	(2.23)%	(2.10)%
(0.77	)%(1)	(2.59)%	(1.60)%	(1.33)%	(1.04)%
267%		80%	163%	204%	164%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Technology Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

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NOTES TO THE FINANCIAL STATEMENTS

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

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Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer

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NOTES TO THE FINANCIAL STATEMENTS

represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $5,096,586 and $5,472,305, respectively.

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As

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compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.74%, effective as of February 28, 2017. Prior to that date, the annual rate was 0.90%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has contractually agreed to limit total annual operating expenses of the Fund to 0.98% of the Fund’s net assets for both Investor Class shares and Institutional Class shares (excluding all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Advisor, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) through February 28, 2019. In addition, in the past, the Advisor had contractually agreed to limit total annual operating expenses to 1.95% and 1.70% of the Fund’s net assets for Investor Class shares and Institutional Class shares, respectively (excluding interest, taxes, brokerage commissions, dividend expenses, acquired fund fees and expenses, extraordinary legal expenses, any other extraordinary expenses and, from and after November 1, 2014, 12b-1 fees). This prior expense limitation agreement for the Fund expired on February 28, 2015.

For a period of three years after the year in which the Advisor waived or reimbursed expenses, the Advisor may seek reimbursement from the Fund to the extent that total annual fund operating expenses are less than the expense limitation that was in effect at the time the Advisor waived or reimbursed expenses. As of April 30, 2018, cumulative expenses subject to potential recovery under the aforementioned conditions and year of expiration were as follows:

	October 31,	October 31,	October 31,
	2018	2020	2021	Total
Investor Class	$16,551	$58,612	$40,747	$115,910
Institutional Class	$3,036	$20,906	$13,610	$37,552

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries

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NOTES TO THE FINANCIAL STATEMENTS

for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund had an outstanding average daily balance and a weighted average interest rate of $1,271 and 4.50%, respectively. The interest expensed by the Fund during the six months ended April 30, 2018, is included in the Statement of Operations. The maximum amount

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outstanding for the Fund during the period was $171,000. As of April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$4,099,812
Gross tax unrealized appreciation	$533,548
Gross tax unrealized depreciation	(202,918)
Net tax unrealized appreciation	$330,630
Undistributed ordinary income	$—
Undistributed long-term capital gains	391,428
Total distributable earnings	$391,428
Other accumulated loss	$(22,185)
Total accumulated gain	$699,873

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

During fiscal year 2017, the Fund’s most recent fiscal year, the capital losses utilized by the Fund were $64,213.

Capital losses sustained in fiscal year 2012 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, a late-year ordinary loss of $22,185. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$—	$—
Long-term capital gain	391,428	—
	$391,428	$—

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS/ EXPENSE EXAMPLE

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses

The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,080.30	$6.34
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.16

Institutional Class
Actual	$1,000.00	$1,081.20	$5.06
Hypothetical (5% return before expenses)	$1,000.00	$1,019.93	$4.91

(1)
Expenses are equal to the Fund’s expense ratio of 1.23% for Investor Class shares or 0.98% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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EXPENSE EXAMPLE — IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

HENNESSY FUNDS	1-800-966-4354
25

Board Approval of Investment Advisory
Agreement

At its meeting on March 7, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved the continuation of the investment advisory agreement of the Fund with Hennessy Advisors, Inc. (the “Advisor”). As part of the process of approving the continuation of the advisory agreement, the Trustees reviewed their fiduciary duties with respect to approving the advisory agreement and the relevant factors for them to consider. In addition, the Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the advisory agreement.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory agreement. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory agreement and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory agreement and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor to the Fund;

(4)	A written discussion of economies of scale;

(5)	The advisory agreement;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program; and

(11)	The Advisor’s current Form ADV Part I.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory agreement. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

HENNESSYFUNDS.COM
26

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Prior to approving the continuation of the advisory agreement, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor from serving as an investment advisor to the Fund (other than the advisory fee).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

(a)	The Advisor acts as the portfolio manager for the Fund. In this capacity, the Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio;

(iii)	manages the use of soft dollars for the Fund; and

(iv)	manages proxy voting for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Fund’s service providers, conducting on-site visits to the Fund’s service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

HENNESSY FUNDS	1-800-966-4354
27

(f)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(g)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(h)	The Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(i)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(j)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(k)	The Advisor provides a quarterly compliance certification to the Board.

(l)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor manages the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory agreement.

(3)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other comparable funds and concluded that they are reasonable and warranted continuation of the advisory agreement.

(4)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(5)
The Trustees considered the profitability of the Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(6)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(7)
The Trustees considered any benefits to the Advisor from serving as an advisor to the Fund (other than the advisory fee). The Trustees noted that the Advisor may derive ancillary benefits from, by way of example, its association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor from its relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory agreement.

HENNESSY FUNDS	1-800-966-4354

29

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com | 1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY JAPAN FUND

Investor Class  HJPNX
Institutional Class  HJPIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
Notes to the Financial Statements	16
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Important Notice Regarding Delivery of Shareholder Documents	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

During the six-month period ended April 30, 2018, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), rose by 5.67% (in U.S. Dollar terms).

The Japanese stock market showed robust performance over the first half of the period, supported by favorable midterm earnings results from Japanese companies, a stable yen and evidence of continued economic growth. Strong performance from U.S. equities, boosted by the passage of the Tax Reform bill lowering corporate taxes, also helped fuel investor confidence in Japanese stocks. However, Japanese equity prices dropped in the second half of the period as the imposition of trade tariffs by the U.S. set off fears of an international trade war and led to a slump in equity prices worldwide. The yen also strengthened in response to the perception of higher risk globally, contributing to the decline in equities. Additionally, the perception that the Bank of Japan was starting to move towards a slightly tighter monetary policy also disturbed investors. In the political arena, the decline in support for the Abe administration caused by a scandal involving the sale of land for a kindergarten school may have influenced the stock market’s fall. However, upward price movements in April suggest that more positive market sentiment is returning, especially for larger cap companies.

We believe Japan is slowly emerging from its long period of deflation. Although an inflation rate of 2% will be hard to reach in the short term, we believe keeping the consumer price index (CPI) rising at a rate of about 1% is much more achievable and will help change expectations regarding inflation. In the latest reading, inflation edged up to 1.1% in March 2018.

In our opinion, corporate earnings growth is the main factor driving the Japanese stock market higher. During the country’s tough deflationary years, Japanese companies were forced to restructure, close plants, and reduce employee headcount to survive. These moves increased the efficiency of Japan’s corporate sector. As a result, Japanese companies today are highly profitable, internationally competitive, and are generating strong corporate earnings growth. We believe earnings growth will continue to be robust, supporting further advances in the equity market.

We believe the structural reform program is progressing well. Over the last few years, the Liberal Democratic Party’s administration has implemented scores of structural reforms affecting the tax code, the labor market, and corporate governance. Recently, the government has been discussing the introduction of an element of meritocracy for white collar employment in an effort to improve labor productivity. Proposals under consideration include the idea that highly skilled workers be paid on the basis of work produced rather than hours worked. New revisions to the corporate governance code are also being discussed. Under the new guidelines, companies would have to publish a management succession plan, meet diversity criteria in their boardrooms, and justify non-strategic crossholdings between companies.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We remain optimistic about the long-term prospects for Japan and its stock market. Thank you for your continued confidence and investment in the Hennessy Funds.

Sincerely,

Tadahiro Fujimura	Masakazu Takeda
Portfolio Manager,	Portfolio Manager,
Hennessy Japan Small Cap Fund;	Hennessy Japan Fund;
Chief Investment Officer	Fund Manager
SPARX Asset Management Co., Ltd.	SPARX Asset Management Co., Ltd.

SPARX Asset Management Co., Ltd., located in Tokyo, Japan, is the sub-advisor to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Tadahiro Fujimura and Masakazu Takeda, are subject to change, are not guaranteed, and should not be considered investment advice.

The Tokyo Stock Price Index (TOPIX) is an unmanaged index commonly used to measure the performance of Japanese stocks. One cannot invest directly in an index.

Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Japan Fund –
Investor Class (HJPNX)	7.65%	24.10%	13.85%	9.20%
Hennessy Japan Fund –
Institutional Class (HJPIX)	7.90%	24.61%	14.21%	9.46%
Russell/Nomura Total
MarketTM Index	5.13%	20.50%	8.68%	4.43%
Tokyo Price Index (TOPIX)	5.67%	20.68%	8.49%	4.39%

Expense ratios:  1.47% (Investor Class); 1.06% (Institutional Class)

(1)	Periods less than one year are not annualized.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell/Nomura Total Market™ Index contains the top 98% of all stocks listed on Japan’s stock exchange and registered on Japan’s OTC market in terms of market capitalization.  The Tokyo Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.  One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY JAPAN FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
Fast Retailing Co., Ltd.	5.26%
Terumo Corp.	5.21%
Softbank Group Co.	5.19%
Rohto Pharmaceutical Co., Ltd.	5.08%
Keyence Corp.	4.98%
Nidec Corp.	4.94%
Daikin Industries	4.93%
Unicharm Corp.	4.93%
Mitsubishi Corp.	4.85%
Misumi Group, Inc.	4.81%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 93.90%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 20.66%
Asics Corp.	930,000	$17,573,815	3.84%
Fast Retailing Co., Ltd.	54,800	24,058,060	5.26%
Isuzu Motors, Ltd.	438,900	6,699,497	1.47%
Ryohin Keikaku Co., Ltd.	29,600	10,125,082	2.22%
Shimano, Inc.	161,600	21,487,744	4.70%
Toyota Motor Corp.	220,900	14,484,944	3.17%
		94,429,142	20.66%

Consumer Staples – 15.10%
Japan Tobacco, Inc.	792,100	21,292,600	4.66%
Kao Corp.	301,500	21,673,641	4.74%
Pigeon Corp.	75,400	3,534,305	0.77%
Unicharm Corp.	800,500	22,505,143	4.93%
		69,005,689	15.10%

Financials – 8.43%
Mitsubishi UFJ Financial Group, Inc.	3,104,400	20,803,650	4.55%
Sumitomo Mitsui Financial Group, Inc.	425,800	17,746,606	3.88%
		38,550,256	8.43%

Health Care – 10.29%
Rohto Pharmaceutical Co., Ltd.	797,600	23,216,085	5.08%
Terumo Corp.	421,100	23,826,190	5.21%
		47,042,275	10.29%

Industrials – 27.35%
Daikin Industries	193,000	22,545,441	4.93%
Kubota Corp.	822,200	13,862,723	3.03%
Misumi Group, Inc.	796,000	21,966,742	4.81%
Mitsubishi Corp.	804,800	22,192,802	4.85%
Nidec Corp.	144,200	22,558,963	4.94%
Recruit Holdings Co., Ltd.	949,700	21,897,198	4.79%
		125,023,869	27.35%

Information Technology – 4.98%
Keyence Corp.	37,300	22,744,780	4.98%

Materials – 1.90%
Fuji Seal International, Inc.	232,200	8,663,972	1.90%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Telecommunication Services – 5.19%
Softbank Group Co.	310,700	$23,740,186	5.19%

Total Common Stocks
(Cost $333,301,416)		429,200,169	93.90%

SHORT-TERM INVESTMENTS – 5.81%

Money Market Funds – 5.81%
Fidelity Government Portfolio, Institutional Class, 1.58% (a)	22,839,000	22,839,000	4.99%
The Government & Agency Portfolio, Institutional Class, 1.61% (a)	3,740,514	3,740,514	0.82%
		26,579,514	5.81%
Total Short-Term Investments
(Cost $26,579,514)		26,579,514	5.81%

Total Investments
(Cost $359,880,930) – 99.71%		455,779,683	99.71%
Other Assets in Excess of Liabilities – 0.29%		1,305,009	0.29%

TOTAL NET ASSETS – 100.00%		$457,084,692	100.00%

Percentages are stated as a percent of net assets.

(a)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$—	$94,429,142	$—	$94,429,142
Consumer Staples	—	69,005,689	—	69,005,689
Financials	—	38,550,256	—	38,550,256
Health Care	—	47,042,275	—	47,042,275
Industrials	—	125,023,869	—	125,023,869
Information Technology	—	22,744,780	—	22,744,780
Materials	—	8,663,972	—	8,663,972
Telecommunication Services	—	23,740,186	—	23,740,186
Total Common Stocks	$—	$429,200,169	$—	$429,200,169
Short-Term Investments
Money Market Funds	$26,579,514	$—	$—	$26,579,514
Total Short-Term Investments	$26,579,514	$—	$—	$26,579,514
Total Investments	$26,579,514	$429,200,169	$—	$455,779,683

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

8

SCHEDULE OF INVESTMENTS/STATEMENT OF ASSETS AND LIABILITIES

Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $359,880,930)	$455,779,683
Dividends and interest receivable	1,833,328
Receivable for fund shares sold	1,047,326
Prepaid expenses and other assets	58,181
Total Assets	458,718,518

LIABILITIES:
Payable for securities purchased	904,855
Payable for fund shares redeemed	276,015
Payable to advisor	298,483
Payable to administrator	67,419
Payable to auditor	9,724
Accrued distribution fees	19,079
Accrued service fees	8,972
Accrued trustees fees	3,585
Accrued expenses and other payables	45,694
Total Liabilities	1,633,826
NET ASSETS	$457,084,692

NET ASSETS CONSIST OF:
Capital stock	$367,570,842
Accumulated net investment income	519,934
Accumulated net realized loss on investments	(6,838,215)
Unrealized net appreciation on investments	95,832,131
Total Net Assets	$457,084,692

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$109,795,384
Shares issued and outstanding	3,114,349
Net asset value, offering price and redemption price per share	$35.25

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$347,289,308
Shares issued and outstanding	9,574,824
Net asset value, offering price and redemption price per share	$36.27

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

9

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$2,643,966
Interest income	165,138
Total investment income	2,809,104

EXPENSES:
Investment advisory fees (See Note 5)	1,486,699
Sub-transfer agent expenses – Investor Class (See Note 5)	125,985
Sub-transfer agent expenses – Institutional Class (See Note 5)	91,612
Administration, fund accounting, custody and transfer agent fees (See Note 5)	174,488
Distribution fees – Investor Class (See Note 5)	78,741
Service fees – Investor Class (See Note 5)	52,493
Federal and state registration fees	15,643
Compliance expense (See Note 5)	14,629
Audit fees	10,969
Reports to shareholders	10,315
Trustees’ fees and expenses	9,362
Legal fees	1,744
Other expenses	7,960
Total expenses	2,080,640
NET INVESTMENT INCOME	$728,464

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized loss on investments	$(466,636)
Net change in unrealized appreciation on investments	22,729,938
Net gain on investments	22,263,302
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,991,766

(1)	Net of foreign taxes withheld of $292,743.

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

10

STATEMENT OF OPERATIONS/STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$728,464	$233,529
Net realized loss on investments	(466,636)	(281,051)
Net change in unrealized appreciation on investments	22,729,938	36,173,877
Net increase in net assets resulting from operations	22,991,766	36,126,355

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(15,955)	—
Net investment income – Institutional Class	(192,575)	—
Total distributions	(208,530)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	43,396,319	48,195,357
Proceeds from shares subscribed – Institutional Class	216,692,349	115,058,173
Dividends reinvested – Investor Class	15,517	—
Dividends reinvested – Institutional Class	171,054	—
Cost of shares redeemed – Investor Class	(24,336,818)	(38,068,126)
Cost of shares redeemed – Institutional Class	(63,502,309)	(29,067,977)
Net increase in net assets derived
from capital share transactions	172,436,112	96,117,427
TOTAL INCREASE IN NET ASSETS	195,219,348	132,243,782

NET ASSETS:
Beginning of period	261,865,344	129,621,562
End of period	$457,084,692	$261,865,344
Undistributed net investment income, end of period	$519,934	$—

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	1,235,253	1,683,845
Shares sold – Institutional Class	6,010,628	3,882,507
Shares issued to holders as reinvestment
of dividends – Investor Class	445	—
Shares issued to holders as reinvestment
of dividends – Institutional Class	4,774	—
Shares redeemed – Investor Class	(699,759)	(1,329,272)
Shares redeemed – Institutional Class	(1,714,100)	(990,930)
Net increase in shares outstanding	4,837,241	3,246,150

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$32.75

Income from investment operations:
Net investment loss	0.00
Net realized and unrealized gains on investments	2.51
Total from investment operations	2.51

Less distributions:
Dividends from net investment income	(0.01)
Dividends from return of capital	—
Total distributions	(0.01)
Net asset value, end of period	$35.25

TOTAL RETURN	7.65	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$109.80
Ratio of expenses to average net assets	1.42	%(2)
Ratio of net investment loss to average net assets	(0.03	)%(2)
Portfolio turnover rate(3)	1	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$27.81	$24.07	$21.77	$19.68	$15.40

(0.03)	(0.11)	(0.10)	(0.06)	(0.04)
4.97	3.85	2.40	2.15	4.33
4.94	3.74	2.30	2.09	4.29

—	—	—	—	—
—	—	—	—	(0.01)
—	—	—	—	(0.01)
$32.75	$27.81	$24.07	$21.77	$19.68

17.76%	15.54%	10.56%	10.62%	27.87%

$84.44	$61.85	$61.56	$27.26	$31.32
1.46%	1.50%	1.53%	1.70%	1.90%
(0.15)%	(0.38)%	(0.44)%	(0.18)%	(0.35)%
0%	5%	21%	22%	6%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$33.64

Income from investment operations:
Net investment income (loss)	0.09
Net realized and unrealized gains on investments	2.57
Total from investment operations	2.66

Less distributions:
Dividends from net investment income	(0.03)
Dividends from return of capital	—
Total distributions	(0.03)
Net asset value, end of period	$36.27

TOTAL RETURN	7.90	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$347.29
Ratio of expenses to average net assets	1.00	%(2)
Ratio of net investment income (loss) to average net assets	0.56	%(2)
Portfolio turnover rate(3)	1	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$28.45	$24.55	$22.15	$19.98	$15.60

0.03	(0.01)	(0.02)	0.07	(0.03)
5.16	3.91	2.42	2.10	4.42
5.19	3.90	2.40	2.17	4.39

—	—	—	—	—
—	—	—	—	(0.01)
—	—	—	—	(0.01)
$33.64	$28.45	$24.55	$22.15	$19.98

18.24%	15.89%	10.84%	10.86%	28.19%

$177.42	$67.78	$54.13	$25.75	$9.07
1.05%	1.17%	1.27%	1.50%	1.66%
0.30%	(0.03)%	(0.08)%	0.26%	(0.20)%
0%	5%	21%	22%	6%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Japan Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund, but may employ a relatively focused investment strategy and may hold securities of fewer issuers than other diversified funds.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

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NOTES TO THE FINANCIAL STATEMENTS

positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

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Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

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NOTES TO THE FINANCIAL STATEMENTS

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $159,099,983 and $2,744,713, respectively.

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There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.80%, effective as of March 1, 2016. Prior to that date, the annual rate was 1.00%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, SPARX Asset Management Co., Ltd. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at the rate of 0.35%. Effective February 28, 2018, the Advisor amended the sub-advisory agreement with SPARX Asset Management Co., Ltd. to increase the sub-advisory fee to 0.40% of daily net assets between $500 million and $1 billion and 0.42% of daily net assets over $1 billion. The sub-advisory fee for the first $500 million of daily net assets remained at 0.35%. The Fund currently has less than $500 million of daily net assets.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries

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NOTES TO THE FINANCIAL STATEMENTS

for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

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8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$188,621,761
Gross tax unrealized appreciation	$76,695,159
Gross tax unrealized depreciation	(3,717,389)
Net tax unrealized appreciation	$72,977,770
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Total distributable earnings	$—
Other accumulated loss	$(6,247,156)
Total accumulated gain	$66,730,614

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had capital loss carryforwards that expire as follows:

$6,121,138	October 31, 2018
$ 109,149	Unlimited Short-Term

Capital losses sustained in fiscal year 2012 and in future taxable years will not expire and may be carried over by the Fund without limitation; however, they will retain the character of the original loss. Furthermore, any loss incurred during those taxable years will be required to be utilized prior to the losses incurred in taxable years prior to 2012. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$208,530	$—
Long-term capital gain	—	—
	$208,530	$—

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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NOTES TO THE FINANCIAL STATEMENTS

(This Page Intentionally Left Blank.)

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Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,076.50	$7.31
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.10

Institutional Class
Actual	$1,000.00	$1,079.00	$5.15
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the Fund’s expense ratio of 1.42% for Investor Class shares or 1.00% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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25

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

HENNESSYFUNDS.COM

26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At a special meeting on February 21, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved an amendment to the sub-advisory agreement of the Fund between Hennessy Advisors, Inc. (the “Advisor”) and SPARX Asset Management Co., Ltd. (the “Sub-Advisor”). In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in the evaluation of the proposed amendment to the sub-advisory agreement.  The information provided to and considered by the Trustees was substantially similar to the information provided to and considered by the Trustees at the meeting held March 7, 2018, which is described below. In addition, the factors discussed by the Trustees and the material considerations and determinations of the Trustees were substantially similar to the factors discussed and the material considerations and determinations of the Trustees at the meeting held March 7, 2018, which is described below. The Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the amendment to the sub-advisory agreement.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the amendment to the sub-advisory agreement.

At its meeting on March 7, 2018, the Board unanimously approved the continuation of the investment advisory agreement of the Fund with the Advisor and the sub-advisory agreement of the Fund between the Advisor and the Sub-Advisor. As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider. In addition, the Independent Trustees met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor and the Sub-Advisor to the Fund;

(4)	A written discussion of economies of scale;

HENNESSY FUNDS	1-800-966-4354
27

(5)	The advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program;

(11)	The Advisor’s current Form ADV Part I;

(12)	A completed questionnaire from the Sub-Advisor and summary thereof;

(13)	The Sub-Advisor’s Code of Ethics;

(14)	The Sub-Advisor’s Form ADV Parts I and II; and

(15)	Financial information of the Sub-Advisor’s parent company.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

HENNESSYFUNDS.COM
28

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, conducting on-site visits to the Sub-Advisor and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	The Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

HENNESSY FUNDS	1-800-966-4354
29

(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio; and

(iii)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	The Sub-Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor and the Sub-Advisor manage the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other

HENNESSYFUNDS.COM
30

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

HENNESSY FUNDS	1-800-966-4354

31

(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT

APRIL 30, 2018

HENNESSY JAPAN SMALL CAP FUND

Investor Class  HJPSX
Institutional Class  HJSIX

hennessyfunds.com  |  1-800-966-4354

(This Page Intentionally Left Blank.)

Contents

Letter to Shareholders	2
Performance Overview	4
Financial Statements
Schedule of Investments	5
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to the Financial Statements	17
Expense Example	24
Proxy Voting Policy and Proxy Voting Records	26
Quarterly Schedule of Investments	26
Federal Tax Distribution Information	26
Important Notice Regarding Delivery of Shareholder Documents	26
Board Approval of Investment Advisory Agreements	27

HENNESSY FUNDS	1-800-966-4354

May 2018

Dear Hennessy Funds Shareholder:

During the six-month period ended April 30, 2018, the Japanese stock market, as measured by the Tokyo Stock Price Index (TOPIX), rose by 5.67% (in U.S. Dollar terms).

The Japanese stock market showed robust performance over the first half of the period, supported by favorable midterm earnings results from Japanese companies, a stable yen and evidence of continued economic growth. Strong performance from U.S. equities, boosted by the passage of the Tax Reform bill lowering corporate taxes, also helped fuel investor confidence in Japanese stocks. However, Japanese equity prices dropped in the second half of the period as the imposition of trade tariffs by the U.S. set off fears of an international trade war and led to a slump in equity prices worldwide. The yen also strengthened in response to the perception of higher risk globally, contributing to the decline in equities. Additionally, the perception that the Bank of Japan was starting to move towards a slightly tighter monetary policy also disturbed investors. In the political arena, the decline in support for the Abe administration caused by a scandal involving the sale of land for a kindergarten school may have influenced the stock market’s fall. However, upward price movements in April suggest that more positive market sentiment is returning, especially for larger cap companies.

We believe Japan is slowly emerging from its long period of deflation. Although an inflation rate of 2% will be hard to reach in the short term, we believe keeping the consumer price index (CPI) rising at a rate of about 1% is much more achievable and will help change expectations regarding inflation. In the latest reading, inflation edged up to 1.1% in March 2018.

In our opinion, corporate earnings growth is the main factor driving the Japanese stock market higher. During the country’s tough deflationary years, Japanese companies were forced to restructure, close plants, and reduce employee headcount to survive. These moves increased the efficiency of Japan’s corporate sector. As a result, Japanese companies today are highly profitable, internationally competitive, and are generating strong corporate earnings growth. We believe earnings growth will continue to be robust, supporting further advances in the equity market.

We believe the structural reform program is progressing well. Over the last few years, the Liberal Democratic Party’s administration has implemented scores of structural reforms affecting the tax code, the labor market, and corporate governance. Recently, the government has been discussing the introduction of an element of meritocracy for white collar employment in an effort to improve labor productivity. Proposals under consideration include the idea that highly skilled workers be paid on the basis of work produced rather than hours worked. New revisions to the corporate governance code are also being discussed. Under the new guidelines, companies would have to publish a management succession plan, meet diversity criteria in their boardrooms, and justify non-strategic crossholdings between companies.

HENNESSYFUNDS.COM
2

LETTER TO SHAREHOLDERS

We remain optimistic about the long-term prospects for Japan and its stock market. Thank you for your continued confidence and investment in the Hennessy Funds.

Sincerely,

Tadahiro Fujimura	Masakazu Takeda
Portfolio Manager,	Portfolio Manager,
Hennessy Japan Small Cap Fund;	Hennessy Japan Fund;
Chief Investment Officer	Fund Manager
SPARX Asset Management Co., Ltd.	SPARX Asset Management Co., Ltd.

SPARX Asset Management Co., Ltd., located in Tokyo, Japan, is the sub-advisor to the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.

Past performance does not guarantee future results.

Mutual fund investing involves risk. Principal loss is possible.

Opinions expressed are those of Tadahiro Fujimura and Masakazu Takeda, are subject to change, are not guaranteed, and should not be considered investment advice.

The Tokyo Stock Price Index (TOPIX) is an unmanaged index commonly used to measure the performance of Japanese stocks. One cannot invest directly in an index.

Earnings growth is not a measure of a fund’s future performance.

HENNESSY FUNDS	1-800-966-4354

3

Performance Overview (Unaudited)

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED APRIL 30, 2018

	Six	One	Five	Ten
	Months(1)	Year	Years	Years
Hennessy Japan Small Cap Fund –
Investor Class (HJPSX)	12.23%	33.64%	16.77%	12.09%
Hennessy Japan Small Cap Fund –
Institutional Class (HJSIX)(2)	12.57%	34.28%	16.99%	12.20%
Russell/Nomura
Small CapTM Index	7.53%	26.18%	11.84%	8.83%
Tokyo Price Index (TOPIX)	5.67%	20.68%	8.49%	4.39%

Expense ratios:  1.61% (Investor Class); 1.20% (Institutional Class)

(1)	Periods less than one year are not annualized.
(2)
The inception date of Institutional Class shares is June 15, 2015.  Performance shown prior to the inception of Institutional Class shares reflects the performance of Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

___________________

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  The performance table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by visiting hennessyfunds.com.

The Russell/Nomura Small Cap™ Index contains the bottom 15% of the Russell/Nomura Total Market™ Index, which contains the top 98% of all stocks listed on Japan’s stock exchange and registered on Japan’s OTC market in terms of market capitalization.  The Tokyo Price Index (TOPIX) is a market capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.  One cannot invest directly in an index.

The expense ratios presented are from the most recent prospectus.  The expense ratios for the current reporting period are available in the Financial Highlights section of this report.

HENNESSYFUNDS.COM

4

PERFORMANCE OVERVIEW/SCHEDULE OF INVESTMENTS

Financial Statements

Schedule of Investments as of April 30, 2018 (Unaudited)

HENNESSY JAPAN SMALL CAP FUND
(% of Net Assets)

TOP TEN HOLDINGS (EXCLUDING CASH/CASH EQUIVALENTS)	% NET ASSETS
OBIC Business Consultants Co., Ltd.	2.31%
BELLSYSTEM24 Holdings, Inc.	2.26%
Digital Garage, Inc.	2.14%
Kanematsu Corp.	2.12%
Kito Corp.	2.08%
Stella Chemifa Corp.	2.07%
Doshisha Co., Ltd.	2.02%
SBS Holdings, Inc.	2.00%
Macromill, Inc.	2.00%
Kakaku.com., Inc.	1.99%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor Financial Services LLC.  It has been licensed for use by the Hennessy Funds.

HENNESSY FUNDS	1-800-966-4354

5

COMMON STOCKS – 93.26%	Number		% of
	of Shares	Value	Net Assets
Consumer Discretionary – 21.54%
Bic Camera, Inc.	237,400	$3,890,496	1.68%
DCM Holdings Co., Ltd.	441,200	4,390,015	1.90%
Doshisha Co., Ltd.	200,300	4,665,237	2.02%
Foster Electric Co., Ltd.	155,900	3,652,165	1.58%
Hiramatsu, Inc.	505,100	2,360,006	1.02%
Kasai Kogyo Co., Ltd.	272,900	3,835,137	1.66%
Komeda Holdings Co., Ltd.	167,500	3,380,388	1.46%
Macromill, Inc.	171,100	4,623,166	2.00%
Pacific Industrial Co., Ltd.	253,100	3,589,971	1.55%
Resorttrust, Inc.	174,600	3,615,402	1.57%
Saizeriya Co., Ltd.	122,100	2,820,562	1.22%
Seiren Co., Ltd.	169,800	3,273,602	1.42%
SOU, Inc.	29,800	1,414,764	0.61%
Topre Corp.	135,900	4,265,162	1.85%
		49,776,073	21.54%

Consumer Staples – 1.92%
Kobe Bussan Co., Ltd.	63,800	3,091,040	1.34%
Soiken Holdings, Inc.	200,000	1,347,706	0.58%
		4,438,746	1.92%

Financials – 2.54%
Aozora Bank, Ltd.	103,900	4,191,494	1.81%
Lifenet Insurance Co. (a)	389,800	1,679,997	0.73%
		5,871,491	2.54%

Health Care – 4.74%
JEOL Ltd.	485,000	4,156,428	1.80%
Nihon Kohden Corp.	156,800	4,481,176	1.94%
Ship Healthcare Holdings, Inc.	66,800	2,319,502	1.00%
		10,957,106	4.74%

Industrials – 37.68%
BELLSYSTEM24 Holdings, Inc.	325,500	5,212,783	2.26%
Benefit One, Inc.	123,100	2,878,588	1.25%
Daihen Corp.	307,000	2,381,368	1.03%
EF-ON, Inc.	200,300	2,754,257	1.19%
Hamakyorex Co., Ltd.	126,000	4,391,932	1.90%

The accompanying notes are an integral part of these financial statements.

HENNESSYFUNDS.COM

6

SCHEDULE OF INVESTMENTS

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Industrials (Continued)
Hanwa Co., Ltd.	100,300	$4,382,317	1.90%
Hito Communication, Inc.	196,800	3,717,904	1.61%
Kanematsu Corp.	320,600	4,896,708	2.12%
Kito Corp.	249,600	4,801,954	2.08%
Maeda Kosen Co., Ltd.	143,800	2,183,677	0.94%
METAWATER Co Ltd.	116,700	3,436,274	1.49%
MIRAIT Holdings Corp.	277,100	4,394,644	1.90%
Nihon Flush Co., Ltd.	103,200	2,546,826	1.10%
Nippon Koei Co., Ltd.	140,700	4,124,653	1.79%
Nippon Yusoki Co., Ltd.	389,200	3,353,901	1.45%
Nissei ASB Machine Co., Ltd.	35,600	2,202,331	0.95%
Okamura Corp.	332,400	4,487,946	1.94%
Sato Holdings Corp.	126,900	3,560,218	1.54%
SBS Holdings, Inc.	371,700	4,626,723	2.00%
Shibuya Corp.	110,400	3,764,491	1.63%
Takeei Corp.	287,200	3,504,818	1.52%
Takuma Co., Ltd.	384,700	4,215,063	1.82%
Tocalo Co., Ltd.	171,200	2,124,361	0.92%
Tonami Holdings Co., Ltd.	49,700	3,124,893	1.35%
		87,068,630	37.68%

Information Technology – 17.03%
Digital Garage, Inc.	148,900	4,945,847	2.14%
Elecom Co., Ltd.	196,500	4,404,654	1.91%
Kakaku.com., Inc.	241,500	4,604,046	1.99%
Kyosan Electric Manufacturing Co., Ltd.	264,000	1,695,990	0.73%
Macnica Fuji Electronics Holdings, Inc.	252,400	4,318,154	1.87%
Mimaki Engineering Co., Ltd.	370,800	2,910,258	1.26%
Nihon Unisys, Ltd.	152,400	3,163,061	1.37%
NS Solutions Corp.	100,300	2,903,830	1.26%
OBIC Business Consultants Co., Ltd.	73,200	5,339,084	2.31%
Sun Corp.	293,500	1,994,279	0.87%
UMC Electronics Co., Ltd.	113,400	3,052,953	1.32%
		39,332,156	17.03%

The accompanying notes are an integral part of these financial statements.

HENNESSY FUNDS	1-800-966-4354

7

COMMON STOCKS	Number		% of
	of Shares	Value	Net Assets
Materials – 7.81%
Asahi Holdings, Inc.	215,000	$3,925,820	1.70%
Asia Pile Holdings Co.	753,400	4,426,493	1.92%
Hakudo Co., Ltd.	77,700	1,562,935	0.68%
Kuriyama Holdings Corp.	163,400	3,326,837	1.44%
Stella Chemifa Corp.	143,900	4,791,464	2.07%
		18,033,549	7.81%
Total Common Stocks
(Cost $189,119,435)		215,477,751	93.26%

SHORT-TERM INVESTMENTS – 5.66%

Money Market Funds – 5.66%
Fidelity Government Portfolio, Institutional Class, 1.58% (b)	11,401,000	11,401,000	4.94%
The Government & Agency Portfolio, Institutional Class, 1.60% (b)	1,673,342	1,673,342	0.72%
		13,074,342	5.66%
Total Short-Term Investments
(Cost $13,074,342)		13,074,342	5.66%

Total Investments
(Cost $202,193,777) – 98.92%		228,552,093	98.92%
Other Assets in Excess of Liabilities – 1.08%		2,503,611	1.08%

TOTAL NET ASSETS – 100.00%		$231,055,704	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate listed is the fund’s seven-day yield as of April 30, 2018.

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS

Summary of Fair Value Exposure at April 30, 2018

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2018 (See Note 3 in the accompanying notes to the financial statements):

Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$1,414,764	$48,361,309	$—	$49,776,073
Consumer Staples	—	4,438,746	—	4,438,746
Financials	—	5,871,491	—	5,871,491
Health Care	—	10,957,106	—	10,957,106
Industrials	—	87,068,630	—	87,068,630
Information Technology	—	39,332,156	—	39,332,156
Materials	—	18,033,549	—	18,033,549
Total Common Stocks	$1,414,764	$214,062,987	$—	$215,477,751
Short-Term Investments
Money Market Funds	$13,074,342	$—	$—	$13,074,342
Total Short-Term Investments	$13,074,342	$—	$—	$13,074,342
Total Investments	$14,489,106	$214,062,987	$—	$228,552,093

Transfers between levels are recognized at the end of the reporting period. During the six-month period ended April 30, 2018, the Fund recognized no transfers between levels.

Transfers between Level 1 and Level 2 relate to the use of fair valuation pricing service. On days when the fair valuation pricing service is used, non-U.S. dollar denominated securities move from a Level 1 to a Level 2 classification.  One security held at April 30, 2018, SOU, Inc., was classified as Level 1 because it did not meet the confidence level to trigger fair value pricing.  This security was not held at October 31, 2017, and therefore was not a transfer between levels.

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Statement of Assets and Liabilities as of April 30, 2018 (Unaudited)

ASSETS:
Investments in securities, at value (cost $202,193,777)	$228,552,093
Dividends and interest receivable	1,518,793
Receivable for fund shares sold	1,420,703
Prepaid expenses and other assets	52,400
Total Assets	231,543,989

LIABILITIES:
Payable for fund shares redeemed	233,815
Payable to advisor	147,922
Payable to administrator	34,842
Payable to auditor	9,700
Accrued distribution fees	23,915
Accrued service fees	10,072
Accrued trustees fees	4,544
Accrued expenses and other payables	23,475
Total Liabilities	488,285
NET ASSETS	$231,055,704

NET ASSETS CONSIST OF:
Capital stock	$198,474,020
Accumulated net investment income	16,697
Accumulated net realized gain on investments	6,259,179
Unrealized net appreciation on investments	26,305,808
Total Net Assets	$231,055,704

NET ASSETS
Investor Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Investor Class shares	$126,288,295
Shares issued and outstanding	7,702,917
Net asset value, offering price and redemption price per share	$16.39

Institutional Class:
Shares authorized (no par value)	Unlimited
Net assets applicable to outstanding Institutional Class shares	$104,767,409
Shares issued and outstanding	6,471,989
Net asset value, offering price and redemption price per share	$16.19

The accompanying notes are an integral part of these financial statements.

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STATEMENT OF ASSETS AND LIABILITIES/STATEMENT OF OPERATIONS

Financial Statements

Statement of Operations for the six months ended April 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$1,684,018
Interest income	96,928
Total investment income	1,780,946

EXPENSES:
Investment advisory fees (See Note 5)	723,715
Sub-transfer agent expenses – Investor Class (See Note 5)	118,853
Sub-transfer agent expenses – Institutional Class (See Note 5)	23,453
Administration, fund accounting, custody and transfer agent fees (See Note 5)	84,873
Distribution fees – Investor Class (See Note 5)	77,880
Service fees – Investor Class (See Note 5)	51,920
Federal and state registration fees	18,551
Compliance expense (See Note 5)	14,628
Audit fees	10,980
Trustees’ fees and expenses	9,033
Reports to shareholders	5,597
Legal fees	500
Other expenses	3,496
Total expenses	1,143,479
NET INVESTMENT INCOME	$637,467

REALIZED AND UNREALIZED GAINS:
Net realized gain on investments	$6,472,537
Net change in unrealized appreciation on investments	8,912,851
Net gain on investments	15,385,388
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,022,855

(1)	Net of foreign taxes withheld of $187,113.

The accompanying notes are an integral part of these financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

Financial Statements

Statements of Changes in Net Assets

	Six Months Ended
	April 30, 2018	Year Ended
	(Unaudited)	October 31, 2017
OPERATIONS:
Net investment income	$637,467	$174,013
Net realized gain on investments	6,472,537	2,713,582
Net change in unrealized appreciation on investments	8,912,851	13,111,946
Net increase in net assets resulting from operations	16,022,855	15,999,541

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income – Investor Class	(314,870)	(307,249)
Net investment income – Institutional Class	(268,844)	(7,754)
Net realized gains – Investor Class	(1,465,606)	(243,524)
Net realized gains – Institutional Class	(841,079)	(29,850)
Total distributions	(2,890,399)	(588,377)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares subscribed – Investor Class	84,423,739	49,025,671
Proceeds from shares subscribed – Institutional Class	107,261,790	27,290,706
Dividends reinvested – Investor Class	1,748,814	545,989
Dividends reinvested – Institutional Class	1,109,775	37,604
Cost of shares redeemed – Investor Class	(37,801,779)	(18,881,862)
Cost of shares redeemed – Institutional Class	(37,391,023)	(4,516,415)
Net increase in net assets derived
from capital share transactions	119,351,316	53,501,693
TOTAL INCREASE IN NET ASSETS	132,483,772	68,912,857

NET ASSETS:
Beginning of period	98,571,932	29,659,075
End of period	$231,055,704	$98,571,932
Undistributed net investment
income (loss), end of period	$16,697	$(37,056)

CHANGES IN SHARES OUTSTANDING:
Shares sold – Investor Class	5,283,344	3,750,829
Shares sold – Institutional Class	6,788,618	2,024,977
Shares issued to holders as reinvestment
of dividends – Investor Class	113,712	49,783
Shares issued to holders as reinvestment
of dividends – Institutional Class	72,917	3,468
Shares redeemed – Investor Class	(2,377,563)	(1,440,939)
Shares redeemed – Institutional Class	(2,339,351)	(380,799)
Net increase in shares outstanding	7,541,677	4,007,319

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Investor Class share outstanding throughout each period

	Six Months Ended
	April 30, 2018
	(Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$14.92

Income from investment operations:
Net investment income (loss)	0.05
Net realized and unrealized gains on investments	1.75
Total from investment operations	1.80

Less distributions:
Dividends from net investment income	(0.05)
Dividends from net realized gains	(0.28)
Total distributions	(0.33)
Net asset value, end of period	$16.39

TOTAL RETURN	12.23	%(1)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$126.29
Ratio of expenses to average net assets	1.44	%(2)
Ratio of net investment income (loss) to average net assets	0.40	%(2)
Portfolio turnover rate(3)	25	%(1)

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INVESTOR CLASS

Year Ended October 31,
2017	2016	2015	2014	2013

$11.29	$10.29	$10.51	$11.70	$10.54

0.08	0.03	(0.02)	(0.04)	0.06
3.77	1.31	0.71	1.36	3.44
3.85	1.34	0.69	1.32	3.50

(0.12)	—	—	—	—
(0.10)	(0.34)	(0.91)	(2.51)	(2.34)
(0.22)	(0.34)	(0.91)	(2.51)	(2.34)
$14.92	$11.29	$10.29	$10.51	$11.70

34.82%	13.44%	7.37%	13.99%	40.59%

$69.86	$26.23	$22.68	$19.36	$14.82
1.60%	1.91%	2.12%	2.24%	2.39%
0.26%	0.25%	(0.38)%	(0.39)%	(0.11)%
41%	22%	75%	63%	141%

The accompanying notes are an integral part of these financial statements.

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Financial Statements

Financial Highlights

For an Institutional Class share outstanding throughout each period

	Six Months
	Ended				Period Ended
	April 30, 2018		Year Ended October 31,		October 31,
	(Unaudited)		2017	2016	2015(1)
PER SHARE DATA:
Net asset value, beginning of period	$14.72		$11.33	$10.30	$10.89

Income from
investment operations:
Net investment income (loss)	0.07		0.05	0.06	(0.01)
Net realized and unrealized
gains (losses) on investments	1.76		3.78	1.31	(0.58)
Total from investment operations	1.83		3.83	1.37	(0.59)

Less distributions:
Dividends from net
investment income	(0.08)		(0.10)	—	—
Dividends from net realized gains	(0.28)		(0.34)	(0.34)	—
Total distributions	(0.36)		(0.44)	(0.34)	—
Net asset value, end of period	$16.19		$14.72	$11.33	$10.30

TOTAL RETURN	12.57	%(2)	35.17%	13.73%	(5.42	)%(2)

SUPPLEMENTAL
DATA AND RATIOS:
Net assets, end of period (millions)	$104.77		$28.71	$3.42	$2.65
Ratio of expenses to
average net assets	1.02	%(3)	1.19%	1.63%	1.86	%(3)
Ratio of net investment income
(loss) to average net assets	1.11	%(3)	0.80%	0.63%	(1.04	)%(3)
Portfolio turnover rate(4)	25	%(2)	41%	22%	75	%(2)

(1)	The Institutional Class shares commenced operations on June 15, 2015.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS — INSTITUTIONAL CLASS/NOTES TO THE FINANCIAL STATEMENTS

Financial Statements

Notes to the Financial Statements April 30, 2018 (Unaudited)

1).  ORGANIZATION

The Hennessy Japan Small Cap Fund (the “Fund”) is a series of Hennessy Funds Trust (the “Trust”), which was organized as a Delaware statutory trust on September 17, 1992. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund did not have Institutional Class shares until June 15, 2015. The investment objective of the Fund is long-term capital appreciation. The Fund is a diversified fund.

The Fund offers Investor Class and Institutional Class shares. Each class of shares differs principally in its respective 12b-1 distribution and service, shareholder servicing, and sub-transfer agent expenses. There are no sales charges. Each class has identical rights to earnings, assets, and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only an individual class.

As an investment company, the Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

2).  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies conform to U.S. generally accepted accounting principles (“GAAP”).

a).	Investment Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

b).
Federal Income Taxes – No provision for federal income taxes or excise taxes has been made because the Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income/loss and realized gains/losses for federal income tax purposes may differ from those reported in the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Fund recognizes interest and penalties related to income tax benefits, if any, in the Statement of Operations as an income tax expense. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes. The Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

c).
Accounting for Uncertainty in Income Taxes – The Fund has accounting policies regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The tax returns of the Fund for the prior three fiscal years are open for examination. The Fund has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax

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positions taken or expected to be taken on a tax return. The Fund’s major tax jurisdictions are U.S. federal and Delaware.

d).
Income and Expenses – Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income, which includes the amortization of premium and accretion of discount, is recognized on an accrual basis. The Fund is charged for those expenses that are directly attributable to the portfolio, such as advisory, administration, and certain shareholder service fees. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains/losses on investments are allocated to each class of shares based on such class’s net assets.

e).
Distributions to Shareholders – Dividends from net investment income for the Fund, if any, are declared and paid annually, usually in December. Distributions of net realized capital gains, if any, are declared and paid annually, usually in December.

f).
Security Transactions – Investment and shareholder transactions are recorded on the trade date. The Fund determines the realized gain/loss from an investment transaction by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted or amortized, respectively, over the life of each such security.

g).
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported change in net assets during the reporting period. Actual results could differ from those estimates.

h).
Share Valuation – The net asset value (“NAV”) per share of the Fund is calculated by dividing (i) the total value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by (ii) the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

i).
Foreign Currency – Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from fluctuations resulting from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain/loss on investments. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards, and other factors.

3).  SECURITIES VALUATION

The Fund follows fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

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NOTES TO THE FINANCIAL STATEMENTS

Level 1 –	Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 –
Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

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Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc., the Fund’s investment advisor (the “Advisor”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair valuation hierarchy of the Fund’s securities as of April 30, 2018, are included in the Schedule of Investments.

4).  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding government and short-term investments) for the Fund during the six months ended April 30, 2018, were $150,935,541 and $40,628,783, respectively.

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NOTES TO THE FINANCIAL STATEMENTS

There were no purchases or sales/maturities of long-term U.S. government securities for the Fund during the six months ended April 30, 2018.

The Fund is permitted to purchase or sell securities from or to another fund in the Hennessy Funds family of funds (the “Hennessy Funds”) under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another Hennessy Fund complies with Rule 17a-7 of the Investment Company Act of 1940, as amended. During the six months ended April 30, 2018, the Fund did not engage in purchases or sales of securities pursuant to Rule 17a-7 of the Investment Company Act of 1940, as amended.

5).  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor provides all investment advice, office space, and facilities, as well as most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee from the Fund. The fee is based upon the average daily net assets of the Fund at an annual rate of 0.80%, effective as of March 1, 2016. Prior to that date, the annual rate was 1.20%. The net investment advisory fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Advisor has delegated the day-to-day management of the Fund to a sub-advisor, SPARX Asset Management Co., Ltd. The Advisor pays the sub-advisory fees from its own assets, and these fees are not an additional expense of the Fund. For the most recent fiscal year, the Advisor (not the Fund) paid a sub-advisory fee, based upon the daily net assets of the Fund, at the rate of 0.20%. Effective February 28, 2018, the Advisor amended the sub-advisory agreement with SPARX Asset Management Co., Ltd. to increase the sub-advisory fee to 0.35% of the first $500 million of daily net assets, 0.40% of the next $500 million of daily net assets, and 0.42% of daily net assets over $1 billion. The Fund currently has less than $500 million of daily net assets.

The Board has approved a Shareholder Servicing Agreement for Investor Class shares of the Fund, which was instituted to compensate the Advisor for the non-investment management services it provides to the Fund. The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the average daily net assets of the Fund attributable to Investor Class shares. The shareholder service fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Fund’s shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares. Even though the authorized rate is up to 0.25%, the Fund is currently only using up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose. Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors. The distribution fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

The Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Fund. The agreements provide for periodic payments by the Fund to the brokers, dealers, and financial intermediaries

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for providing certain shareholder maintenance services (sub-transfer agent expenses). These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. The sub-transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

U.S. Bancorp Fund Services, LLC (“USBFS”) provides the Fund with administrative, fund accounting, and transfer agent services. As administrator, USBFS is responsible for activities such as (i) preparing various federal and state regulatory filings, reports, and returns for the Fund, (ii) preparing reports and materials to be supplied to the Board, (iii) monitoring the activities of the Fund’s custodian, transfer agent, and accountants, and (iv) coordinating the preparation and payment of the Fund’s expenses and reviewing the Fund’s expense accruals. U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. The servicing agreements between the Trust and USBFS and U.S. Bank N.A. contain a fee schedule that is inclusive of administrative, fund accounting, custody, and transfer agent fees. The administrative, fund accounting, custody, and transfer agent fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

Quasar Distributors, LLC acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar Distributors, LLC is an affiliate of USBFS and U.S. Bank N.A.

The officers of the Fund are affiliated with the Advisor. Such officers, with the exception of the Chief Compliance Officer and the Senior Compliance Officer, receive no compensation from the Fund for serving in their respective roles. The Fund, along with the other Hennessy Funds, makes reimbursement payments, on an equal basis, to the Advisor for a portion of the salary and benefits associated with the office of the Chief Compliance Officer and for all of the salary and benefits associated with the office of the Senior Compliance Officer. The compliance fees expensed by the Fund during the six months ended April 30, 2018, are included in the Statement of Operations.

6).  GUARANTEES AND INDEMNIFICATIONS

Under the Hennessy Funds’ organizational documents, their officers and trustees are indemnified by the Hennessy Funds against certain liabilities arising out of the performance of their duties to the Hennessy Funds. Additionally, in the normal course of business, the Hennessy Funds enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

7).  LINE OF CREDIT

The Fund has an uncommitted line of credit with the other Hennessy Funds in the amount of the lesser of (i) $100,000,000 or (ii) 33.33% of each Hennessy Fund’s net assets, or 30% for the Hennessy Gas Utility Fund and 10% for the Hennessy Balanced Fund, intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Hennessy Funds’ custodian bank, U.S. Bank N.A. Borrowings under this arrangement bear interest at the bank’s prime rate and are secured by all of the Fund’s assets (as to its own borrowings only). During the six months ended April 30, 2018, the Fund did not have any borrowings outstanding under the line of credit.

HENNESSYFUNDS.COM
22

NOTES TO THE FINANCIAL STATEMENTS

8).  FEDERAL TAX INFORMATION

As of October 31, 2017, the Fund’s most recent fiscal year end, the components of accumulated earnings (losses) for income tax purposes were as follows:

Investments
Cost of investments for tax purposes	$81,687,609
Gross tax unrealized appreciation	$18,126,715
Gross tax unrealized depreciation	(1,561,001)
Net tax unrealized appreciation	$16,565,714
Undistributed ordinary income	$583,714
Undistributed long-term capital gains	2,306,674
Total distributable earnings	$2,890,388
Other accumulated loss	$(6,874)
Total accumulated gain	$19,449,228

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to wash sales and passive foreign investment companies.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund had no tax basis capital losses to offset future capital gains.

As of October 31, 2017, the Fund’s most recent fiscal year end, the Fund did not defer, on a tax basis, any late-year ordinary losses. Late-year ordinary losses are net ordinary losses incurred after December 31, 2016, but within the taxable year, that are deemed to arise on the first day of the Fund’s next taxable year.

During fiscal year 2018 (year to date) and fiscal year 2017, the tax character of distributions paid by the Fund was as follows:

	Six Months Ended	Year Ended
	April 30, 2018	October 31, 2017
Ordinary income(1)	$583,714	$588,377
Long-term capital gain	2,306,685	—
	$2,890,399	$588,377

(1)  Ordinary income includes short-term gain/loss.

9).  EVENTS SUBSEQUENT TO PERIOD END

Management has evaluated the Fund’s related events and transactions that occurred subsequent to April 30, 2018, through the date of issuance of the Fund’s financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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23

Expense Example (Unaudited)
April 30, 2018

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017, through April 30, 2018.

Actual Expenses
The first line of the table below under the “Investor Class” and “Institutional Class” headings provides information about actual account values and actual expenses. Although the Fund charges no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of the table under the “Investor Class” or “Institutional Class” headings in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below under the “Investor Class” and “Institutional Class” headings provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second line of the table under the “Investor Class” and “Institutional Class” headings is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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24

EXPENSE EXAMPLE

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	November 1, 2017 –
	November 1, 2017	April 30, 2018	April 30, 2018
Investor Class
Actual	$1,000.00	$1,122.30	$7.58
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.20

Institutional Class
Actual	$1,000.00	$1,125.70	$5.38
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.11

(1)
Expenses are equal to the Fund’s expense ratio of 1.44% for Investor Class shares or 1.02% for Institutional Class shares, as applicable, multiplied by the average account value over the period, multiplied by 181/365 days (to reflect one-half year period).

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25

How to Obtain a Copy of the Fund’s
Proxy Voting Policy and Proxy Voting Records

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge (1) by calling 1-800-966-4354, (2) on the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-policy, or (3) on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. The Fund’s proxy voting record is available without charge on both the Hennessy Funds’ website at hennessyfunds.com/proxy-voting/voting-record and the SEC’s website at www.sec.gov no later than August 31 for the prior 12 months ending June 30.

Quarterly Filings on Form N-Q

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Forms N-Q will also be available upon request by calling 1-800-966-4354.

Federal Tax Distribution Information
(Unaudited)

For fiscal year 2017, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions that qualified for the corporate dividends received deduction for fiscal year 2017, was 0.00%.

The percentage of taxable ordinary income distributions that were designated as short-term capital gain distributions under Section 871(k)(2)(C) of the Internal Revenue Code of 1986, as amended, for the Fund was 46.46%.

	Gross Foreign Income	Foreign Tax Paid
Japan	$1,032,516	$103,013

Important Notice Regarding Delivery of
Shareholder Documents

To help keep the Fund’s costs as low as possible, we generally deliver a single copy of shareholder reports, proxy statements, and prospectuses to shareholders who share an address and have the same last name. This process does not apply to account statements. You may request an individual copy of a shareholder document at any time. If you would like to receive separate mailings of shareholder documents, please call U.S. Bancorp Fund Services, LLC at 1-800-261-6950 or 1-414-765-4124, and individual delivery will begin within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact such intermediary directly to request individual delivery.

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26

PROXY VOTING — BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

Board Approval of Investment Advisory
Agreements

At a special meeting on February 21, 2018, the Board of Trustees of the Fund (the “Board,” and the members thereof, the “Trustees”) unanimously approved an amendment to the sub-advisory agreement of the Fund between Hennessy Advisors, Inc. (the “Advisor”) and SPARX Asset Management Co., Ltd. (the “Sub-Advisor”). In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in the evaluation of the proposed amendment to the sub-advisory agreement.  The information provided to and considered by the Trustees was substantially similar to the information provided to and considered by the Trustees at the meeting held March 7, 2018, which is described below. In addition, the factors discussed by the Trustees and the material considerations and determinations of the Trustees were substantially similar to the factors discussed and the material considerations and determinations of the Trustees at the meeting held March 7, 2018, which is described below. The Trustees who are not deemed “interested persons” (as defined by the Investment Company Act of 1940, as amended) of the Fund (the “Independent Trustees”) met in executive session to discuss the approval of the amendment to the sub-advisory agreement.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the amendment to the sub-advisory agreement.

At its meeting on March 7, 2018, the Board unanimously approved the continuation of the investment advisory agreement of the Fund with the Advisor and the sub-advisory agreement of the Fund between the Advisor and the Sub-Advisor. As part of the process of approving the continuation of the advisory and sub-advisory agreements, the Trustees reviewed their fiduciary duties with respect to approving the advisory and sub-advisory agreements and the relevant factors for them to consider. In addition, the Independent Trustees met in executive session to discuss the approval of the advisory and sub-advisory agreements.

In advance of the meeting, the Advisor sent detailed information to the Trustees to assist them in their evaluation of the advisory and sub-advisory agreements. This information included, but was not limited to, the following:

(1)
A memorandum from outside legal counsel that described the fiduciary duties of the Board with respect to approving the continuation of the advisory and sub-advisory agreements and the relevant factors for consideration;

(2)
A memorandum from the Advisor that listed the factors relevant to the Board’s approval of the continuation of the advisory and sub-advisory agreements and also referenced the documents that had been provided to help the Board assess each such factor;

(3)	An inventory of the range of services provided by the Advisor and the Sub-Advisor to the Fund;

(4)	A written discussion of economies of scale;

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(5)	The advisory and sub-advisory agreements;

(6)	A recent Fund fact sheet, which included, among other things, performance information over various periods;

(7)	A peer expense comparison of both the net expense ratio and investment advisory fee of the Fund;

(8)	The Advisor’s most recent Form 10-K and Form 10-Q, which includes information about the Advisor’s profitability;

(9)	Information about brokerage commissions;

(10)	Information about the Fund’s compliance program;

(11)	The Advisor’s current Form ADV Part I;

(12)	A completed questionnaire from the Sub-Advisor and summary thereof;

(13)	The Sub-Advisor’s Code of Ethics;

(14)	The Sub-Advisor’s Form ADV Parts I and II; and

(15)	Financial information of the Sub-Advisor’s parent company.

All of the factors discussed were considered as a whole by the Trustees, and also by the Independent Trustees meeting in executive session. The factors were viewed in their totality by the Trustees, with no single factor being the principal or determinative factor in the Trustees’ determination of whether to approve the continuation of the advisory and sub-advisory agreements. The Trustees recognized that the management and fee arrangements for the Fund are the result of years of review and discussion between the Independent Trustees and the Advisor, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.

Prior to approving the continuation of the advisory and sub-advisory agreements, the Trustees, including the Independent Trustees in executive session, considered, among other items:

(1)	The nature and quality of the advisory services provided by the Advisor and the Sub-Advisor;

(2)	A comparison of the fees and expenses of the Fund to other similar funds;

(3)	Whether economies of scale are recognized by the Fund;

(4)	The costs and profitability of the Fund to the Advisor and the Sub-Advisor;

(5)	The performance of the Fund; and

(6)	Any benefits to the Advisor and the Sub-Advisor from serving as an investment advisor to the Fund (other than the advisory and sub-advisory fees).

The material considerations and determinations of the Trustees, including the Independent Trustees, were as follows:

(1)
The Trustees considered the services identified below that are provided by the Advisor. Based on this review, the Trustees concluded that the Advisor provides high-quality services to the Fund, and they noted that their overall confidence in the Advisor is high. The Trustees also concluded that they were satisfied with the nature, extent, and quality of the advisory services provided to the Fund by the Advisor, and that the nature and extent of the services provided by the Advisor are appropriate to assure that the Fund’s operations are conducted in compliance with applicable laws, rules, and regulations.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

(a)	The Advisor oversees the Sub-Advisor for the Fund, and the Sub-Advisor acts as the portfolio manager for the Fund.

(b)	The Advisor performs a daily reconciliation of portfolio positions and cash for the Fund.

(c)	The Advisor monitors the Fund’s compliance with its investment objectives and restrictions.

(d)
The Advisor monitors compliance with federal securities laws and performs activities such as maintaining a compliance program, conducting ongoing reviews of the compliance programs of the Sub-Advisor and the Fund’s other service providers, conducting on-site visits to the Sub-Advisor and the Fund’s other service providers, monitoring incidents of abusive trading practices, reviewing Fund expense accruals, payments, and fixed expense ratios, evaluating insurance providers for fidelity bond coverage and D&O/E&O insurance coverage, conducting employee compliance training, reviewing reports provided by service providers, maintaining books and records, and preparing an annual compliance report for the Board.

(e)
The Advisor oversees the selection and continued employment of the Sub-Advisor, reviews the Fund’s investment performance, and monitors the Sub-Advisor’s adherence to the Fund’s investment objectives, policies, and restrictions.

(f)
The Advisor oversees service providers that provide accounting, administration, distribution, transfer agency, custodial, sales, marketing, public relations, audit, information technology, and legal services to the Fund.

(g)	The Advisor maintains in-house marketing and distribution departments on behalf of the Fund.

(h)	The Advisor is actively involved with preparing regulatory filings for the Fund, including writing and annually updating the Fund’s prospectus and related documents.

(i)	The Advisor reviews the written summary prepared by the Sub-Advisor of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(j)
The Advisor oversees distribution of the Fund through third-party broker/dealers and independent financial institutions such as Charles Schwab, Inc., Fidelity, TD Waterhouse, and Pershing. The Advisor participates in “no transaction fee” (“NTF”) programs with these companies on behalf of the Fund, which allow customers to purchase the Fund through third-party distribution channels without paying a transaction fee. The Advisor compensates, in part, a number of these third-party providers of NTF programs out of its own revenues.

(k)
The Advisor pays the incentive compensation of the Fund’s compliance officers and employs other staff, such as legal, marketing, national accounts, distribution, sales, administrative, and trading oversight personnel, as well as management executives.

(l)	The Advisor provides a quarterly compliance certification to the Board.

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(m)	The Advisor prepares or reviews Board materials, frequently presents to the Board or leads Board discussions, prepares or reviews meeting minutes, and arranges for Board training and education.

(2)	The Trustees considered the services identified below that are provided by the Sub-Advisor:

(a)	The Sub-Advisor acts as the portfolio manager for the Fund. In this capacity, the Sub-Advisor does the following:

(i)
manages the composition of the Fund’s portfolio, including the purchase, retention, and disposition of portfolio securities in accordance with the Fund’s investment objectives, policies, and restrictions;

(ii)	ensures compliance with “best execution” for the Fund’s portfolio; and

(iii)	manages proxy voting for the Fund.

(b)	The Sub-Advisor ensures that its compliance program includes policies and procedures relevant to the Fund and the Sub-Advisor’s duties as a portfolio manager to the Fund.

(c)	The Sub-Advisor prepares a written summary of the Fund’s performance for the most recent 12-month period for each annual report of the Fund.

(d)
The Sub-Advisor provides a quarterly compliance certification to the Board regarding trading and allocation practices, supervisory matters, the Sub-Advisor’s compliance program (including its code of ethics), compliance with the Fund’s policies, and general firm updates.

(3)
The Trustees considered the distinction between the services performed by the Advisor and the Sub-Advisor. The Trustees noted that the management of the Fund, including the oversight of the Sub-Advisor, involves more comprehensive and substantive duties than the duties of the Sub-Advisor. Specifically, the Trustees considered the lists of services identified above and concluded that the services performed by the Advisor for the Fund require a higher level of service and oversight than the services performed by the Sub-Advisor. Based on this determination, the Trustees concluded that the differential in advisory fees between the Advisor and the Sub-Advisor is reasonable.

(4)
The Trustees compared the performance of the Fund to benchmark indices over various time periods and also noted that the Trustees review and discuss reports comparing the investment performance of the Fund to various indices at each quarterly Board meeting. Based on all such information, the Trustees believe that the Advisor and the Sub-Advisor manage the Fund in a manner that is materially consistent with its stated investment objective and style. The Trustees concluded that the performance of the Fund over various time periods warranted the continuation of the advisory and sub-advisory agreements.

(5)
The Trustees reviewed the advisory fees and overall expense ratios of the Fund compared to other funds similar in asset size and investment objective to the Fund using data from Morningstar. As part of the discussion with management, the Trustees ensured that they understood and were comfortable with the criteria used to determine the mutual funds included in the Morningstar categories for purposes of the materials considered at the meeting. The Trustees determined that the advisory fee and overall expense ratio of the Fund falls within the range of the advisory fees and overall expense ratios of other

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

comparable funds and concluded that they are reasonable and warranted continuation of the advisory and sub-advisory agreements.

(6)
The Trustees also considered whether economies of scale were being realized by the Advisor that should be shared with the Fund’s shareholders. The Trustees noted that many of the expenses incurred to manage the Fund are asset-based fees and thus do not result in material economies of scale being realized as the assets of the Fund increase. For example, mutual fund platform fees increase as the Fund’s assets grow. The Trustees also considered the Advisor’s efforts to contain expenses, the Advisor’s significant marketing efforts to promote the Funds, and the Advisor’s agreement to waive fees or lower its management fees in certain circumstances. The Trustees noted that at current asset levels it did not appear that there were economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed.

(7)
The Trustees considered the profitability of the Advisor and the Sub-Advisor, including the impact of mutual fund platform fees on the Advisor’s profitability, and also considered the resources and revenues that the Advisor has put into managing and distributing the Fund. The Trustees then concluded that the profits of the Advisor and the Sub-Advisor are reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases.

(8)
The Trustees considered the high level of professionalism and knowledge of the Advisor’s employees, along with a very low level of turnover, and concluded that this was beneficial to the Fund and its shareholders.

(9)
The Trustees considered any benefits to the Advisor and the Sub-Advisor from serving as an advisor to the Fund (other than the advisory and sub-advisory fees). The Trustees noted that the Advisor and the Sub-Advisor may derive ancillary benefits from, by way of example, their association with the Fund in the form of proprietary and third-party research products and services received from broker-dealers that execute portfolio trades for the Fund. The Trustees determined that any such products and services have been used for legitimate purposes relating to the Fund by providing assistance in the investment decision-making process. The Trustees concluded that any additional benefits realized by the Advisor and the Sub-Advisor from their relationship with the Fund were reasonable.

After reviewing the materials provided at the meeting and management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Advisor and the Sub-Advisor, the performance of the Fund, expense information, regulatory compliance issues, trading information and related matters, and other factors that the Trustees deemed relevant, the Trustees, including the Independent Trustees, approved the continuation of the advisory and sub-advisory agreements.

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(This Page Intentionally Left Blank.)

For information, questions or assistance, please call
The Hennessy Funds
1-800-966-4354 or 1-415-899-1555

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Boulevard, Suite 200
Novato, California 94945

ADMINISTRATOR,
TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

DISTRIBUTOR
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

hennessyfunds.com  |  1-800-966-4354

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing of an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Rule 30a‑2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308).  Unless specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period.  Not applicable.

(b)	Certifications pursuant to Rule 30a‑2(b) under the Act and Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
President

Date:   July 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Neil J. Hennessy Neil J. Hennessy, President

Date: July 6, 2018

By: /s/Teresa M. Nilsen Teresa M. Nilsen, Treasurer

Date: July 6, 2018